UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: August 31, 2009

Item 1: Report(s) to Shareholders.

Schwab Bond Funds

Annual Report
August 31, 2009

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab Inflation
Protected Fundtm

This page is intentionally left blank.

Five smart, cost-effective ways for investors to use
bonds in an asset allocation strategy.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Short-Term Bond Market Fundtm (Ticker Symbol: SWBDX)	-0.85%

Benchmark: Barclays Capital U.S. Government/Credit: 1-5 Years Index	6.06%
Fund Category: Morningstar Short-Term Bond	4.24%

Performance Details	pages 6-7

Schwab® Premier Income Fund (Ticker Symbol: SWIIX)	7.03%*

Benchmark: Barclays Capital U.S. Aggregate Intermediate Bond Index	7.67%
Fund Category: Morningstar Intermediate-Term Bond	6.40%

Performance Details	pages 8-9

Schwab Total Bond Market Fundtm (Ticker Symbol: SWLBX)	2.04%

Benchmark: Barclays Capital U.S. Aggregate Bond Index	7.94%
Fund Category: Morningstar Intermediate-Term Bond	6.40%

Performance Details	pages 10-11

Schwab GNMA Fundtm (Ticker Symbol: SWGSX)	8.39%**

Benchmark: Barclays Capital GNMA Index	9.04%
Fund Category: Morningstar Intermediate Government	7.36%

Performance Details	pages 12-13

Schwab Inflation Protected Fundtm (Ticker Symbol: SWRSX)	-1.54%**

Benchmark: Barclays Capital U.S. TIPS Index	-0.48%
Fund Category: Morningstar Inflation Protected Bond	-1.73%

Performance Details	pages 14-15

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

*	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.

**	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Taxable Bond Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, investors have had to endure the continuing effects of a recessionary economy. Volatile equity prices, low yields on government-backed securities, and lingering liquidity challenges stemming from the credit crisis have been among the numerous market challenges.

The first six months of the reporting period were characterized by risk aversion with regard to non-government securities, such as mortgage-backed securities, and preference for government-backed assets, such as U.S. Treasuries. The latter half of the period was marked by a rebound in prices of many securities that had previously been depressed and a return to risk taking, as markets responded to government stimulus and support measures.

For the year, the Schwab GNMA Fund and Schwab Premier Income Fund posted strong total returns. The Schwab Total Bond Market Fund and Schwab Short-Term Bond Market Fund performed poorly on both a relative and total return basis, with the Schwab Short-Term Bond Market Fund ending the year slightly negative. The Schwab Inflation Protected Fund, which invests a large portion of its assets in Treasury Inflation Protected Securities (TIPS), had negative returns for the period, driven by an abrupt fall in inflation as the recession deepened. For a further explanation of each fund’s performance, please see the fund managers’ discussion and analysis in the following pages.

If you have any questions about the Schwab Taxable Bond Funds or other Schwab Funds, we are always available at 1-800-435-4000, while additional resources may be found on schwab.com

Thank you for investing with us.

Sincerely,

Schwab Taxable Bond Funds 3

The Investment Environment

The reporting period was characterized by two competing trends—risk aversion and risk taking—framed by economic recession. During the first six months, risk aversion was a common theme as the government takeover of Freddie Mac, Fannie Mae, and AIG along with the bankruptcy of Lehman Brothers, among others, made investors extremely cautious of all but U.S. Treasury securities. During the latter half of the period, prices in bond and equity markets mounted a recovery as investors, encouraged by government support and stimulus programs, began to migrate away from government backed securities into the general market.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and housing prices reflected the recessionary environment that prevailed throughout the period, although some indicators showed signs of improvement toward period end. GDP—the output of goods and services produced by labor and property located in the United States—contracted at an annual rate of 0.7% in the second quarter of 2009, according to Bureau of Economic Analysis (third estimate), compared with a contraction of 6.4% in the first quarter of 2009 and a decline of 5.4% in the fourth quarter of 2008. Housing prices declined on an annualized basis throughout the period, contracting by 19.4% in the first quarter of 2009, before improving slightly to a decline of 14.9% in the second quarter, according to the S&P/Case-Shiller U.S. National Home Price Index. Unemployment rose throughout the period from 6.1% in August of 2008 to 9.4% in July of 2009, driven by layoffs coupled with a weak job market.

Bond markets generally outperformed equity indices for the reporting period, despite difficulties experienced primarily in the first six months. The Barclays Capital U.S. Aggregate Bond Index—a measurement of the performance of the U.S. investment grade bond market—returned 7.94%, while the S&P 500 Index—a gauge of the U.S. equity market—returned -18.25%. Treasury Inflation Protected Securities returned -0.48% due to low inflation expectations and investor preference for other Treasury securities. Short-term treasuries, as measured by the Barclays Capital U.S. Short Treasury 9-12 Months, were up 2.64%. GNMA securities were among the strongest performers for the period, with the Barclays Capital GNMA Index returning 9.04%.

Treasury issuance was high throughout the period, but corresponding demand was also high, which translated into low yields, especially on the front end of the yield curve. Additionally, the government’s mortgage purchase program increased demand for mortgage-backed securities, but pushed yields lower. Investment grade credit spreads—the difference in yield between a BBB or better corporate bond and a comparable Treasury bond—also began to tighten toward period end after having expanded dramatically around the time of the Lehman Brother’s bankruptcy, when investors were most risk averse.

U.S. government programs, such as the Temporary Liquidity Guarantee Program (TLGP) for bank bonds and the Federal Reserve’s mortgage-backed security purchase program, helped to stabilize markets and bolster confidence during periods of heightened uncertainty. By the end of the period, some programs, such as the TLGP, were scheduled to be phased out, a sign that markets were recovering. As of August 31, 2009, the federal funds rate was 0% to 0.25%.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Taxable Bond Funds

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2007 and has worked in fixed-income and asset management since 1996.

Steven Chan, a portfolio manager of the investment advisor, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1996 and has been performing portfolio analytics and operational support since 2004 prior to moving to his current role in 2007.

Schwab Taxable Bond Funds 5

Schwab Short-Term Bond Market Fundtm

The Schwab Short-Term Bond Market Fund returned –0.85% for the period, while the benchmark Barclays Capital U.S. Government/Credit: 1-5 Years Index returned 6.06%. Underperformance relative to the benchmark occurred primarily in the first half of the period due to a combination of sector positioning and security selection; the fund’s holdings in corporate and mortgage sectors, especially positions in commercial mortgage-backed securities, asset-backed securities and collateralized mortgage obligations, were large drivers of underperformance. In addition, corporate bond positions in the financial sector, particularly in the banking industry, underperformed other corporate sectors. In terms of duration, the fund was positioned closely to the benchmark.

As of 8/31/09:
 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type1

U.S. Government Securities	68.7%

Corporate Bonds	25.9%

Foreign Securities	5.2%

Other Investment Companies	0.2%

By Credit Quality 2

AAA	71.8%

AA	5.4%

A	12.9%

BBB	9.3%

BB	0.4%

Short-Term Ratings	0.2%

Weighted Average Credit

Quality[4]	AA

By Maturity3

0-6 months	0.0%

7-18 months	12.3%

19-30 months	28.9%

More than 30 months	58.8%

Weighted Average Maturity[3]	2.9 yrs
Weighted Average Effective

Duration	2.6 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[4]	Calculation based on rated securities only.

Schwab Taxable Bond Funds 1

 Schwab Short-Term Bond Market Fundtm

Performance Summary as of 8/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Short-Term Bond Market Fundtm (11/5/91)	-0.85%	1.36%	3.58%
Benchmark: Barclays Capital U.S. Government/Credit: 1-5 Years Index	6.06%	4.34%	5.38%
Fund Category: Morningstar Short-Term Bond	4.24%	2.91%	4.13%

Fund Expense Ratios4: Net 0.55%; Gross 0.60%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	1.73%

30-Day SEC Yield-No Waiver[6]	1.63%

12-Month Distribution Yield[3]	3.20%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.

[4]	As stated in the 11/15/08 prospectus, as amended 5/5/09 and 7/1/09. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 7

Schwab® Premier Income Fund

The Schwab Premier Income Fund returned 7.03% for the reporting period, while the benchmark Barclays Capital U.S. Aggregate Intermediate Bond Index returned 7.67%. Early in the report period, the fund’s holdings in most non-government sectors performed poorly due to the extreme market conditions that followed the Lehman Brothers bankruptcy. Underperformance of non-government sectors in late 2008 was unusual from a historical perspective, and the fund was positioned for improvement in these sectors in early 2009. U.S. Treasury debt performed well during the period. Federal Reserve purchases of U.S. Agency debt and mortgage backed securities supported returns in those sectors.

In general, the fund maintained an overweight to investment grade corporate bonds from the middle to end of the period, and also increased allocations to high-yield corporate bonds. Additionally, purchases of certain non-government guaranteed mortgages during the period had a positive impact on the fund’s return and yield. The fund was underweight the commercial real estate market, favoring the residential market. Additionally, the fund was underweight the benchmark in overall duration, remaining cognizant of potential interest rate movements.

As of 8/31/09:
 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type1

Mortgage-Backed Securities	34.4%
U.S. Government and

Government Agencies	28.0%

Corporate Bonds	26.3%

Asset-Backed Obligations	6.9%
Commercial Mortgage

Backed Securities	1.7%

Other Investment Companies	1.6%

Preferred Stock	0.6%

Foreign Securities	0.1%
Commercial Paper & Other

Corporate Obligations	0.4%

By Credit Quality 2

AAA	59.8%

AA	6.1%

A	8.1%

BBB	15.6%

BB	5.3%

B	2.6%

Short-Term Ratings	1.5%

Unrated Securities	1.0%

Weighted Average Credit

Quality[4]	AA

By Maturity3

0-6 months	17.1%

7-18 months	1.3%

19-30 months	14.2%

More than 30 months	67.4%

Weighted Average Maturity[3]	3.3 yrs
Weighted Average Effective

Duration	3.0 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[4]	Calculation based on rated securities only.

8 Schwab Taxable Bond Funds

 Schwab® Premier Income Fund

Performance Summary as of 8/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,7

 Average Annual Total Returns1,2,3,7

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab® Premier Income Fund (10/31/07)	7.03%	6.07%
Benchmark: Barclays Capital U.S. Aggregate Intermediate Bond Index	7.67%	6.34%
Fund Category: Morningstar Intermediate-Term Bond	6.40%	3.60%

Expense Ratios4: Net 0.63%; Gross 0.65%

 Style Assessment5

 Yields1,7

30-Day SEC Yield[3]	7.35%

30-Day SEC Yield–No Waiver[6]	7.30%

12-Month Distribution Yield[3]	7.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.

[4]	As stated in the 11/15/08 prospectus, as amended 5/5/09 and 7/1/09. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[7]	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.

Schwab Taxable Bond Funds 9

Schwab Total Bond Market Fundtm

The Schwab Total Bond Market Fund returned 2.04% for the period, while the benchmark Barclays Capital U.S. Aggregate Bond Index returned 7.94%. During the period, the fund was largely aligned with benchmark sector exposures. Underperformance relative to the benchmark occurred primarily in the first six months of the period due to specific security selection in corporate and mortgage sectors, particularly in non-agency collateralized mortgage obligations and commercial mortgage-backed securities. Selection in corporate bonds issued by banks also detracted from performance. The fund’s interest rate exposure (duration) was closely aligned with the benchmark.

As of 8/31/09:
 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type1

Mortgage-Backed Securities	36.4%
U.S. Government and

Government Agencies	32.7%

Corporate Bonds	17.2%

Other Investment Company	5.0%
Commercial Mortgage

Backed Securities	3.3%

Foreign Securities	2.7%

Asset-Backed Obligations	0.5%

Preferred Stock	0.5%
Commercial Paper & Other

Corporate Obligations	1.7%

By Credit Quality 2

AAA	74.2%

AA	3.2%

A	8.5%

BBB	6.4%

BB	0.5%

Short-Term Ratings	6.7%

Unrated Securities	0.5%

Weighted Average Credit

Quality[4]	AAA

By Maturity3

0-1 Year	7.1%

2-10 Years	51.5%

11-20 Years	7.5%

21-30 Years	33.9%

Weighted Average Maturity[3]	5.5 yrs
Weighted Average Effective

Duration	4.1 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[4]	Calculation based on rated securities only.

10 Schwab Taxable Bond Funds

 Schwab Total Bond Market Fundtm

Performance Summary as of 8/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Total Bond Market Fundtm (3/5/93)	2.04%	2.38%	4.85%
Benchmark: Barclays Capital U.S. Aggregate Bond Index	7.94%	4.96%	6.31%
Fund Category: Morningstar Intermediate-Term Bond	6.40%	3.50%	5.32%

Expense Ratio4: 0.55%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	3.31%

30-Day SEC Yield-No Waiver[6]	3.13%

12-Month Distribution Yield[3]	4.15%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.

[4]	As stated in the 11/15/08 prospectus, as amended 5/5/09 and 7/1/09. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 11

Schwab GNMA Fundtm

The Schwab GNMA Fund returned 8.39% for the period, while the benchmark Barclays Capital GNMA Index returned 9.04%. The fund continued its investment focus on seasoned securities – securities issued earlier in the decade – that had prepayment history. During the year, slow prepayments helped the fund’s premium priced positions. Additionally, the fund was overweight 15-year securities relative to the benchmark, due to their defensive characteristics. GNMA securities are guaranteed by the full faith and credit of the U.S. government, resulting in the timely payment of interest and principal. Despite weakness in the housing market and an increase in mortgage default rates, GNMA securities were viewed as relatively safe during a time when investors remained cautious of all non-government securities, irrespective of underlying credit quality.

As of 8/31/09:
 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type1

Mortgage-Backed Securities	83.4%

Other Investment Company	16.6%

By Credit Quality 2

AAA	83.3%

Short-Term Ratings	16.7%

Weighted Average Credit

Quality[4]	AAA

By Maturity3

0-6 Months	0.7%

7-18 Months	0.0%

19-30 Months	0.0%

More than 30 Months	99.3%

Weighted Average Maturity[3]	3.0 yrs
Weighted Average Effective

Duration	2.6 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[4]	Calculation based on rated securities only.

12 Schwab Taxable Bond Funds

 Schwab GNMA Fundtm

Performance Summary as of 8/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,7

 Average Annual Total Returns1,2,3,7

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab GNMA Fundtm (3/3/03)	8.39%	5.25%	4.54%
Benchmark: Barclays Capital GNMA Index	9.04%	5.66%	5.10%
Fund Category: Morningstar Intermediate Government	7.36%	4.13%	3.65%

Fund Expense Ratios4: Net 0.55%; Gross 0.85%

 Style Assessment5

 Yields1,7

30-Day SEC Yield[3]	3.01%

30-Day SEC Yield-No Waiver[6]	2.86%

12-Month Distribution Yield[3]	4.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.

[4]	As stated in the 11/15/08 prospectus, as amended 5/5/09 and 7/1/09. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[7]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Taxable Bond Funds 13

Schwab Inflation Protected Fundtm

The Schwab Inflation Protected Fund returned –1.54% for the period, while the benchmark Barclays Capital U.S. TIPS Index returned –0.48%. Relative to the benchmark, the fund was slightly overweight longer-dated TIPS (20 years and over) and underweight shorter-dated TIPS (0–5 years), detracting modestly from returns. The negative performance of inflation-protected securities was primarily attributable to reduced inflation expectations in combination with investor demand for other Treasury securities. Although TIPS are backed by the full faith and credit of the U.S. government, and therefore very unlikely to default, yield and price tend to fluctuate based on changes in inflation expectations. The general slowdown in economic growth both domestically and globally has supported the sell-off in TIPS. Due to this deflationary environment, the fund did not pay a dividend from November 2008 through August 2009.

As of 8/31/09:
 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type1

U.S. Government Securities	98.2%

Other Investment Company	1.8%

By Credit Quality2

AAA	98.2%

Short-Term Ratings	1.8%

Weighted Average Credit

Quality[4]	AAA

By Maturity3

0-1 Year	0.0%

2-10 Years	68.9%

11-20 Years	29.1%

21-30 Years	2.0%

Weighted Average Maturity[3]	9.2 yrs
Weighted Average Effective

Duration	7.6 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[4]	Calculation based on rated securities only.

14 Schwab Taxable Bond Funds

 Schwab Inflation Protected Fundtm

Performance Summary as of 8/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,8

 Average Annual Total Returns1,2,3,8

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab Inflation Protected Fundtm (3/31/06)	-1.54%	4.21%	4.61%
Benchmark: Barclays Capital U.S. TIPS Index	-0.48%	4.94%	5.51%
Fund Category: Morningstar Inflation Protected Bond	-1.73%	3.55%	4.21%

Fund Expense Ratios4: Net 0.50%; Gross 0.65%

 Style Assessment5

 Yields 1,8

30-Day SEC Yield[3]	10.80%

30-Day SEC Yield-No Waiver[6]	10.63%

12-Month Distribution Yield[3,7]	1.33%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.

[4]	As stated in the 11/15/08 prospectus, as amended 5/5/09 and 7/1/09. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[7]	Distribution represents return of capital.

[8]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Taxable Bond Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning March 1, 2009 and held through August 31, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 3/01/09	at 8/31/09	3/01/09–8/31/09

Schwab Short-Term Bond Market Fundtm
Actual Return	0.55%	$1,000	$1,035.30	$2.82
Hypothetical 5% Return	0.55%	$1,000	$1,022.43	$2.80

Schwab® Premier Income Fund
Actual Return	0.67%	$1,000	$1,123.50	$3.59
Hypothetical 5% Return	0.67%	$1,000	$1,021.83	$3.41

Schwab Total Bond Market Fundtm
Actual Return	0.55%	$1,000	$1,057.90	$2.85
Hypothetical 5% Return	0.55%	$1,000	$1,022.43	$2.80

Schwab GNMA Fundtm
Actual Return	0.57%	$1,000	$1,037.70	$2.93
Hypothetical 5% Return	0.57%	$1,000	$1,022.33	$2.91

Schwab Inflation Protected Fundtm
Actual Return	0.51%	$1,000	$1,069.10	$2.66
Hypothetical 5% Return	0.51%	$1,000	$1,022.63	$2.60

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

16 Schwab Taxable Bond Funds

Schwab Short-Term Bond Market Fund tm

Financial Statements

Financial Highlights

	9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–
	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.30	9.84	9.91	10.05	10.21

Income (loss) from investment operations:
Net investment income (loss)	0.29	0.44	0.49	0.42	0.30
Net realized and unrealized gains (losses)	(0.37)	(0.54)	(0.07)	(0.14)	(0.13)

Total from investment operations	(0.08)	(0.10)	0.42	0.28	0.17
Less distributions:
Distributions from net investment income	(0.29)	(0.44)	(0.49)	(0.42)	(0.31)
Distributions from net realized gains	—	—	—	—	(0.02)

Total Distributions	(0.29)	(0.44)	(0.49)	(0.42)	(0.33)

Net asset value at end of period	8.93	9.30	9.84	9.91	10.05

Total return (%)	(0.85)	(1.11)	4.33	2.87	1.68

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	0.55	0.56 [1]	0.55	0.55
Gross operating expenses	0.62	0.59	0.58	0.57	0.57
Net investment income (loss)	3.23	4.62	4.94	4.18	3.00
Portfolio turnover rate	231	351	225	171	109
Net assets, end of period ($ x 1,000,000)	261	346	569	604	660

1 The ratio of net operating expenses would have been 0.55% if interest expense had not been included.

See financial notes 17

 Schwab Short-Term Bond Market Fund

Portfolio Holdings as of August 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

68.1%	U.S. Government and Government Agencies	175,311	177,748
5.1%	Foreign Securities	13,185	13,408
25.7%	Corporate Bonds	62,519	67,035
0.1%	Other Investment Company	333	333
—%	Short-Term Investment	100	100

99.0%	Total Investments	251,448	258,624
1.0%	Other Assets and Liabilities, Net		2,541

100.0%	Net Assets		261,165

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

U.S. Government and Government Agencies 68.1% of net assets

U.S. Government Agency Guaranteed 3.0%
General Electric Capital Corp., (FDIC Insured)
3.00%, 12/09/11 (e)	1,000	1,035
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (e)	1,500	1,558
State Street Capital Trust III, (FDIC Insured)
2.15%, 04/30/12 (e)	3,000	3,043
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (e)	1,000	1,043
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (e)	1,000	1,037

		7,716

U.S. Government Agency Securities 19.8%
Fannie Mae
6.25%, 02/01/11	500	530
3.63%, 08/15/11	4,000	4,204
1.75%, 08/10/12	4,500	4,506
4.12%, 05/06/13 (b)	2,000	2,012
2.75%, 03/13/14	4,000	4,050
Federal Farm Credit Bank
2.13%, 06/18/12	3,000	3,020
3.00%, 09/22/14	2,000	2,025
Federal Home Loan Bank
3.63%, 09/16/11	7,300	7,674
2.10%, 08/10/12 (b)	3,000	3,004
1.75%, 08/22/12	1,000	998
3.63%, 10/18/13	3,000	3,149
Freddie Mac
2.88%, 11/23/10	4,000	4,110
2.00%, 03/16/11 (b)	3,000	3,020
3.88%, 06/29/11	5,000	5,266
2.13%, 09/21/12	2,000	2,019
3.25%, 02/18/14 (b)	2,000	2,010

		51,597

U.S. Treasury Obligations 45.3%
U.S. Treasury Notes
1.50%, 10/31/10	4,725	4,781
0.88%, 12/31/10	19,000	19,079
4.75%, 03/31/11	2,000	2,127
4.63%, 10/31/11	21,501	23,131
1.38%, 02/15/12	5,800	5,818
1.38%, 03/15/12	3,600	3,610
1.38%, 05/15/12	14,400	14,410
1.88%, 06/15/12	6,000	6,080
1.50%, 07/15/12	7,300	7,316
1.75%, 08/15/12	5,100	5,142
2.75%, 10/31/13	5,000	5,142
2.25%, 05/31/14	2,500	2,495
2.63%, 06/30/14	9,250	9,374
2.63%, 07/31/14	9,810	9,930

		118,435

Total U.S. Government and Government Agencies (Cost $175,311)		177,748

Foreign Securities 5.1% of net assets

Foreign Agencies 1.1%

Germany 0.8%
KFW Bankengruppe
2.00%, 01/17/12	2,000	2,025

Republic of Korea 0.3%
Export-Import Bank of Korea
8.13%, 01/21/14	400	448
Korea Development Bank
8.00%, 01/23/14	400	445

		893

		2,918

Foreign Local Government 0.4%

Canada 0.4%
Province of Ontario Canada
3.50%, 07/15/13	1,000	1,042

18 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Sovereign 1.4%

Italy 1.0%
Republic of Italy
4.38%, 06/15/13	2,500	2,653

Mexico 0.4%
Mexico (United Mexican States)
5.88%, 02/15/14 (b)	1,000	1,060

		3,713

Supranational 2.2%
European Investment Bank
2.63%, 11/15/11	5,000	5,114
Inter-American Development Bank
3.00%, 04/22/14	611	621

		5,735

Total Foreign Securities (Cost $13,185)		13,408

Corporate Bonds 25.7% of net assets

Finance 9.4%

Banking 6.6%
American Express Bank FSB
5.50%, 04/16/13	1,000	1,039
Bank of America Corp.
7.38%, 05/15/14 (b)	300	329
Barclays Bank PLC
7.38%, 12/15/11 (a)(b)(c)	500	397
5.20%, 07/10/14	1,000	1,051
Citigroup, Inc.
6.50%, 01/18/11	1,000	1,034
5.25%, 02/27/12	750	760
Countrywide Financial Corp.
5.80%, 06/07/12	1,000	1,038
Credit Suisse USA, Inc.
3.45%, 07/02/12	1,000	1,021
5.50%, 05/01/14	500	538
Deutsche Bank AG
3.88%, 08/18/14	1,000	1,006
JPMorgan Chase & Co.
5.60%, 06/01/11	1,000	1,056
4.65%, 06/01/14	750	784
Morgan Stanley
6.75%, 04/15/11 (b)	1,000	1,064
5.63%, 01/09/12	1,000	1,056
4.75%, 04/01/14	550	547
6.00%, 05/13/14	300	318
The Goldman Sachs Group, Inc.
6.88%, 01/15/11	1,000	1,067
6.60%, 01/15/12	1,000	1,083
Wachovia Bank NA
4.80%, 11/01/14	1,000	1,016
Wells Fargo & Co.
4.88%, 01/12/11	500	519
Wells Fargo Bank NA
6.45%, 02/01/11	500	523

		17,246

Brokerage 0.4%
Jefferies Group, Inc.
7.75%, 03/15/12 (b)	1,000	1,073

Finance Company 1.9%
General Electric Capital Corp.
3.50%, 08/13/12	500	502
4.80%, 05/01/13	2,000	2,078
HSBC Finance Corp.
7.00%, 05/15/12	1,250	1,348
International Lease Finance Corp.
5.45%, 03/24/11	1,000	880

		4,808

Insurance 0.1%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	300	317

Real Estate Investment Trust 0.4%
Simon Property Group, Inc.
6.75%, 05/15/14 (b)	1,000	1,072

		24,516

Industrial 13.9%

Basic Industry 0.6%
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	500	545
Praxair, Inc.
4.38%, 03/31/14 (b)	150	159
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14 (b)	500	583
The Dow Chemical Co.
7.60%, 05/15/14 (b)	300	324

		1,611

Capital Goods 1.5%
Allied Waste North America, Inc.
6.13%, 02/15/14 (b)	400	411
Boeing Co.
5.00%, 03/15/14 (b)	500	540
General Electric Co.
5.00%, 02/01/13	1,000	1,058
John Deere Capital Corp.
4.90%, 09/09/13	500	532
Northrop Grumman Corp.
3.70%, 08/01/14 (b)	1,000	1,015
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	200	242

		3,798

Communications 3.2%
AT&T, Inc.
6.70%, 11/15/13 (b)	1,000	1,134
CBS Corp.
8.20%, 05/15/14 (b)	800	872
DirecTV Holdings Financing Co., Inc.
8.38%, 03/15/13 (b)	500	515
Rogers Communications
8.00%, 12/15/12 (b)	500	521
Telecom Italia Capital S.A.
6.18%, 06/18/14 (b)	1,000	1,084
Telefonica Emisiones, S.A.U.
5.98%, 06/20/11 (b)	1,000	1,065

See financial notes 19

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Time Warner Entertainment Co. LP
10.15%, 05/01/12	500	583
Verizon Communications, Inc.
5.25%, 04/15/13 (b)	1,000	1,079
Verizon Wireless Capital LLC
3.75%, 05/15/11	1,500	1,550

		8,403

Consumer Cyclical 1.4%
CVS Caremark Corp.
6.30%, 06/01/12 (a)(b)	500	395
PACCAR, Inc.
6.38%, 02/15/12 (b)	1,000	1,082
Turner Broadcasting System, Inc.
8.38%, 07/01/13	675	775
Viacom, Inc.
5.75%, 04/30/11 (b)	400	424
Wal-Mart Stores, Inc.
3.20%, 05/14/14	1,000	1,022

		3,698

Consumer Non-Cyclical 4.6%
Baxter International, Inc.
4.00%, 03/01/14 (b)	500	521
Bottling Group LLC
6.95%, 03/15/14 (b)	500	586
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	1,000	1,138
3.75%, 03/01/12 (b)	500	522
Diageo Capital PLC
7.38%, 01/15/14 (b)	250	289
Fortune Brands, Inc.
6.38%, 06/15/14 (b)	1,000	1,023
Kraft Foods, Inc.
6.75%, 02/19/14	500	568
McKesson Corp.
6.50%, 02/15/14 (b)	900	987
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	500	534
Reynolds American, Inc.
7.25%, 06/01/13 (b)	1,000	1,067
Roche Holdings, Inc.
4.50%, 03/01/12 (b)(c)	500	530
Safeway, Inc.
6.25%, 03/15/14 (b)	500	550
St Jude Medical, Inc.
3.75%, 07/15/14 (b)	1,000	1,016
The Kroger Co.
6.80%, 04/01/11 (b)	157	168
5.50%, 02/01/13 (b)	1,000	1,068
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	500	506
Wyeth
6.95%, 03/15/11 (b)	1,000	1,080

		12,153

Energy 0.9%
Apache Corp.
6.00%, 09/15/13 (b)	500	550
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	300	337
BP Capital Markets PLC
3.13%, 03/10/12	250	258
Husky Energy, Inc.
5.90%, 06/15/14 (b)	300	323
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	250	289
Shell International Finance BV
4.00%, 03/21/14 (b)	500	524

		2,281

Technology 1.4%
Hewlett-Packard Co.
2.95%, 08/15/12 (b)	500	512
6.13%, 03/01/14 (b)	300	338
International Business Machines Corp.
6.50%, 10/15/13 (b)	1,000	1,142
Oracle Corp.
3.75%, 07/08/14 (b)	1,000	1,034
Xerox Corp.
5.65%, 05/15/13 (b)	500	514

		3,540

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	200	228
Canadian National Railway Co.
6.38%, 10/15/11 (b)	500	549

		777

		36,261

Utilities 2.4%

Electric 1.2%
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	275	346
Duke Energy Carolinas LLC
5.75%, 11/15/13 (b)	500	547
FirstEnergy Solutions Corp.
4.80%, 02/15/15 (b)	1,000	1,023
Pacific Gas & Electric Co.
6.25%, 12/01/13 (b)	500	558
Southern California Edison Co.
5.75%, 03/15/14 (b)	500	552
The Detroit Edison Co.
6.40%, 10/01/13 (b)	200	221

		3,247

Natural Gas 1.2%
Energy Transfer Partners LP
8.50%, 04/15/14 (b)	400	460
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)	500	602
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	1,000	1,095
5.63%, 02/15/15 (b)	500	530
Rockies Express Pipeline LLC
6.25%, 07/15/13 (b)	300	324

		3,011

		6,258

Total Corporate Bonds (Cost $62,519)		67,035

20 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Company 0.1% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	332,992	333

Total Other Investment Company (Cost $333)		333

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U. S. Treasury Bill
0.23%, 01/14/10 (d)	100	100

Total Short-Term Investments (Cost $100)		100

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/09, the tax basis cost of the fund’s investments was $251,570, and the unrealized appreciation and depreciation were $7,299 and ($245), respectively, with a net unrealized appreciation of $7,054.

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $927 or 0.4% of net assets.
(d)	All or a portion of this security is held as collateral for futures contracts.
(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

In addition to the above, the fund held the following at 08/31/09.

		Contract	Unrealized
	Number of	Value	Gains/(Losses)
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contracts

Futures Contracts - Long
3 Years, Long, U.S. Treasury Note, expires 12/31/09	36	8,040	21

Futures Contracts - Short
5 Years, Short, U.S. Treasury Note expires 12/31/09	(110)	12,678	(59)

Net unrealized losses			(38)

See financial notes 21

 Schwab Short-Term Bond Market Fund

Statement of
Assets and Liabilities
As of August 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $251,448)		$258,624
Receivables:
Investments sold		5,490
Interest		2,147
Fund shares sold		711
Prepaid expenses	+	1

Total assets		266,973

Liabilities
Payables:
Investments bought		5,143
Investment adviser and administrator fees		11
Shareholder services fees to affiliate		5
Fund shares redeemed		390
Distributions to shareholders		166
Due to brokers for futures		25
Trustees’ fees		2
Accrued expenses	+	66

Total liabilities		5,808

Net Assets
Total assets		266,973
Total liabilities	−	5,808

Net assets		$261,165
Net Assets by Source
Capital received from investors		323,296
Net realized capital losses		(69,269)
Net unrealized capital gains		7,138

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$261,165		29,232		$8.93

22 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Operations
For September 1, 2008 through August 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$10,414
Securities on loan		263
Dividends	+	25

Total investment income		10,702

Net Realized Gains and Losses
Net realized losses on investments		(27,355)
Net realized losses on futures contracts	+	(365)

Net realized losses		(27,720)

Net Unrealized Gains and Losses
Net unrealized gains on investments		14,599
Net unrealized losses on futures contracts	+	(31)

Net unrealized gains		14,568

Expenses
Investment adviser and administrator fees		849
Transfer agent and shareholder service fees		713
Shareholder reports		64
Portfolio accounting fees		55
Professional fees		34
Registration fees		22
Custodian fees		12
Trustees’ fees		11
Interest expense		2
Other expenses	+	6

Total expenses		1,768
Expense reduction by adviser and Schwab	−	209

Net expenses		1,559

Increase (Decrease) in Net Assets from Operations
Total investment income		10,702
Net expenses	−	1,559

Net investment income		9,143
Net realized losses		(27,720)
Net unrealized gains	+	14,568

Decrease in net assets from operations		($4,009)

See financial notes 23

 Schwab Short-Term Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		09/01/08-08/31/09	09/01/07-08/31/08
Net investment income		$9,143	$23,551
Net realized losses		(27,720)	(24,970)
Net unrealized gains (losses)	+	14,568	(4,028)

Decrease in net assets from operations		(4,009)	(5,447)

Distributions to shareholders
Distributions from net investment income		$9,143	$23,595

Transactions in Fund Shares

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,563	$76,229	14,007	$136,864
Shares reinvested		742	6,622	1,693	16,480
Shares redeemed	+	(17,234)	(154,183)	(36,345)	(347,638)

Net transactions in fund shares		(7,929)	($71,332)	(20,645)	($194,294)

Shares Outstanding and Net Assets

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,161	$345,649	57,806	$568,985
Total decrease	+	(7,929)	(84,484)	(20,645)	(223,336)

End of period		29,232	$261,165	37,161	$345,649

Net investment income not yet distributed			$—		$1

24 See financial notes

Schwab® Premier Income Fund

Financial Statements

Financial Highlights

	9/1/08–	10/31/07[2]–
	8/31/09[1]	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.71	0.44
Net realized and unrealized gains (losses)	(0.07)	(0.03)

Total from investment operations	0.64	0.41
Less distributions:
Distributions from net investment income	(0.70)	(0.46)

Net asset value at end of period	9.89	9.95

Total return (%)	7.03	4.13	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.63	0.54	[4]
Gross operating expenses	0.75	0.74	[4]
Net investment income (loss)	7.90	5.53	[4]
Portfolio turnover rate	496	374	[3]
Net assets, end of period ($ x 1,000,000)	261	47

1 Effective August 10, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

See financial notes 25

 Schwab Premier Income Fund

Portfolio Holdings as of August 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

26.1%	Corporate Bonds	63,391	68,110
6.9%	Asset-Backed Obligations	19,977	17,901
34.2%	Mortgage-Backed Securities	87,480	89,119
1.7%	Commercial Mortgage Backed Securities	4,035	4,445
27.8%	U.S. Government and Government Agencies	71,928	72,578
0.1%	Foreign Securities	297	336
0.6%	Preferred Stock	1,525	1,542
1.5%	Other Investment Company	3,963	3,962
0.4%	Short-Term Investments	997	998

99.3%	Total Investments	253,593	258,991
0.7%	Other Assets and Liabilities		1,772

100.0%	Net Assets		260,763

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Corporate Bonds 26.1% of net assets

Finance 8.8%

Banking 4.5%
Bank of America Corp.
5.63%, 10/14/16	500	490
7.38%, 05/15/14 (b)	500	549
8.00%, 01/30/18 (a)(b)	500	438
Barclays Bank PLC
6.75%, 05/01/19	500	549
Bear Stearns & Co., Inc.
7.25%, 02/01/18	750	857
BNP Paribas Group
5.19%, 06/29/15 (a)(b)(c)	500	352
Citigroup, Inc.
5.25%, 02/27/12	750	760
8.50%, 05/22/19	300	328
CoBank ACB
7.88%, 04/16/18 (c)	1,000	969
Deutsche Bank Capital Funding Trust I
3.57%, 09/30/09 (a)(b)(c)	2,000	1,330
Goldman Sachs Group, Inc.
7.50%, 02/15/19	500	577
JPMorgan Chase & Co.
4.65%, 06/01/14	250	261
6.30%, 04/23/19	500	549
Morgan Stanley
4.75%, 04/01/14	500	497
6.00%, 05/13/14	200	212
6.00%, 04/28/15	500	529
6.75%, 04/15/11 (b)	323	344
7.30%, 05/13/19 (b)	500	558
Rabobank Nederland
11.00%, 06/30/19 (a)(b)(c)	1,000	1,184
Wachovia Bank NA
4.80%, 11/01/14	500	508

		11,841

Brokerage 0.4%
Jefferies Group, Inc.
8.50%, 07/01/19 (b)	1,000	1,035

Finance Company 0.2%
General Electric Capital Corp.
6.38%, 11/15/17 (a)(b)	500	405

Insurance 3.1%
Coventry Health Care, Inc.
5.88%, 01/15/12	1,500	1,500
Highmark, Inc.
6.80%, 08/15/13 (b)(c)	2,000	2,073
MetLife, Inc.
7.72%, 02/15/19 (b)	250	293
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)	1,000	565
Pricoa Global Funding I
0.72%, 10/15/09 (a)(c)	1,000	996
Travelers Co., Inc.
5.90%, 06/02/19 (b)	100	110
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)	2,000	1,760
ZFS Finance USA Trust IV
5.88%, 05/09/12 (a)(b)(c)	1,000	804

		8,101

Real Estate Investment Trust 0.6%
Simon Property Group, Inc.
6.75%, 05/15/14 (b)	1,000	1,073
Ventas Realty LP
6.50%, 06/01/16 (b)	500	466

		1,539

		22,921

Industrial 13.5%

Basic Industry 1.5%
Airgas, Inc.
7.13%, 10/01/18 (b)(c)	1,000	1,000
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19 (b)	1,000	1,200
The Dow Chemical Co.
7.60%, 05/15/14 (b)	500	540
8.55%, 05/15/19 (b)	1,000	1,091

		3,831

26 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Capital Goods 0.5%
Ball Corp.
7.13%, 09/01/16 (b)	250	251
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	100	121
Waste Management, Inc.
7.38%, 03/11/19 (b)	850	974

		1,346

Communications 3.0%
AT&T, Inc.
6.70%, 11/15/13 (b)	400	453
British Sky Broadcasting Group PLC
9.50%, 11/15/18 (b)(c)	500	643
CBS Corp.
8.20%, 05/15/14 (b)	500	545
8.88%, 05/15/19 (b)	500	539
DirecTV Holdings Financing Co., Inc.
8.38%, 03/15/13 (b)	500	515
News America Holdings, Inc.
9.25%, 02/01/13	500	584
News America, Inc.
7.25%, 05/18/18	650	735
Qwest Corp.
8.38%, 05/01/16 (b)(c)	500	507
Rogers Communications
8.00%, 12/15/12 (b)	2,000	2,082
Time Warner Entertainment Co. LP
10.15%, 05/01/12	480	560
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	500	632

		7,795

Consumer Cyclical 3.6%
Centex Corp.
5.80%, 09/15/09 (b)	3,045	3,045
CVS Caremark Corp.
6.30%, 06/01/12 (a)(b)	800	633
5.88%, 01/10/28 (b)	1,824	1,687
6.04%, 12/10/28 (b)	703	665
Historic TW, Inc.
6.88%, 06/15/18	350	389
International Game Technology
2.60%, 12/20/09 (b)	1,500	1,500
7.50%, 06/15/19	500	542
PACCAR, Inc.
6.88%, 02/15/14 (b)	200	225
Viacom, Inc.
5.75%, 04/30/11 (b)	100	106
6.25%, 04/30/16 (b)	500	537

		9,329

Consumer Non-Cyclical 3.4%
AmerisourceBergen Corp.
5.88%, 09/15/15 (b)	1,000	1,072
Beckman Coulter, Inc.
7.00%, 06/01/19 (b)	1,000	1,126
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	400	455
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	500	534
PepsiCo, Inc.
7.90%, 11/01/18 (b)	500	632
Reynolds American, Inc.
7.63%, 06/01/16 (b)	700	739
Roche Holdings, Inc.
5.00%, 03/01/14 (b)(c)	500	541
Stater Brothers Holdings
8.13%, 06/15/12 (b)	1,000	1,014
Universal Health Services, Inc.
6.75%, 11/15/11 (b)	1,000	1,051
7.13%, 06/30/16 (b)	1,000	1,083
Watson Pharmaceuticals, Inc.
6.13%, 08/15/19 (b)	500	515

		8,762

Energy 0.5%
Apache Corp.
6.90%, 09/15/18 (b)	100	119
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	100	112
7.50%, 11/15/18 (b)	100	120
Husky Energy, Inc.
7.25%, 12/15/19 (b)	250	283
Valero Energy Corp.
9.38%, 03/15/19 (b)	300	347
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250	304

		1,285

Technology 0.9%
Seagate Technology International
10.00%, 05/01/14 (b)(c)	500	539
Xerox Corp.
7.13%, 06/15/10 (b)	1,000	1,034
8.25%, 05/15/14 (b)	800	902

		2,475

Transportation 0.1%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	100	114
Norfolk Southern Corp.
5.90%, 06/15/19 (b)	200	218

		332

		35,155

Utilities 3.8%

Electric 1.6%
Appalachian Power Co.
7.95%, 01/15/20 (b)	400	483
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	125	157
DTE Energy Co.
7.63%, 05/15/14 (b)	800	867
Nevada Power Co.
6.50%, 04/15/12 (b)	1,000	1,071
7.13%, 03/15/19 (b)	500	571
Nisource Finance Corp.
10.75%, 03/15/16 (b)	400	469
Pacific Gas & Electric Co.
8.25%, 10/15/18 (b)	500	631

		4,249

See financial notes 27

 Schwab Premier Income Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Natural Gas 2.2%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18 (b)	708	716
Energy Transfer Partners LP
8.50%, 04/15/14 (b)	500	575
Enterprise Products Operating LLC
4.63%, 10/15/09 (b)	1,530	1,533
8.38%, 08/01/16 (a)(b)	2,250	1,954
9.75%, 01/31/14 (b)	100	120
Kinder Morgan Energy Partners LP
5.63%, 02/15/15 (b)	300	318
Williams Cos., Inc.
8.75%, 01/15/20 (b)	500	569

		5,785

		10,034

Total Corporate Bonds (Cost $63,391)		68,110

Asset-Backed Obligations 6.9% of net assets

ACE Securities Corp.
Series 2003-HS1 Class M3
4.02%, 09/25/09 (a)(b)	1,500	670
Aegis Asset Backed Securities Trust
Series 2006-1 Class A1
0.34%, 09/25/09 (a)(b)	68	66
Ameriquest Mortgage Securities, Inc.
Series 2003-11 Class M5
3.52%, 09/25/09 (a)(b)	126	9
Amortizing Residential Collateral Trust
Series 2002-BC4 Class A
0.56%, 09/25/09 (a)(b)	1	1
Series 2002-BC7 Class M1
1.07%, 09/25/09 (a)(b)	484	248
Asset Backed Funding Certificates
Series 2005-HE1 Class M2
0.71%, 09/25/09 (a)(b)	400	159
Bear Stearns Asset Backed Securities
Series 2005-HE3 Class M1
0.70%, 09/25/09 (a)(b)	110	105
Citifinancial Mortgage Securities, Inc.
Series 2004-1 Class AF2
2.65%, 09/01/09 (a)(b)	167	161
Citigroup Mortgage Loan Trust, Inc.
Series 2004-OPTI Class M6
1.35%, 09/25/09 (a)(b)	1,620	445
Countrywide Loan
Series 2002-3 Class M2
2.29%, 09/25/09 (a)(b)	633	232
CS First Boston Mortgage Securities Corp.
Series 2001-H30 Class MF2
8.26%, 09/01/09 (a)(b)	1,826	480
First Franklin Mortgage Loan
Series 2002-FF1 Class M1
1.32%, 09/25/09 (a)(b)	1,618	477
Long Beach Mortgage Loan Trust
Series 2004-1 Class M4
1.27%, 09/25/09 (a)(b)	2,041	1,591
Series 2004-1 Class M6
1.67%, 09/25/09 (a)(b)	624	210
Merrill Lynch Mortgage Investors, Inc.
Series 2003-WMC3 Class M4
4.27%, 09/25/09 (a)(b)	3,059	808
Morgan Stanley ABS Capital I
Series 2004-NC8 Class M4
1.27%, 09/25/09 (a)(b)	1,064	862
Morgan Stanley Dean Witter Capital I
Series 2002-AM3 Class M2
3.27%, 09/25/09 (a)(b)	1,013	373
Novastar Home Equity Loan
Series 2004-4 Class M1
0.89%, 09/25/09 (a)(b)	1,666	1,621
Option One Mortgage Loan Trust
Series 2005-1 Class M2
0.81%, 09/25/09 (a)(b)	2,733	1,542
Series 2003-2 Class M1
1.24%, 09/25/09 (a)(b)	1,287	357
Series 2002-1 Class M1
1.39%, 09/25/09 (a)(b)	175	74
Series 2002-4 Class M2
1.96%, 09/25/09 (a)(b)	437	215
Park Place Securities, Inc.
Series 2005-WLL1 Class M1
0.69%, 09/25/09 (a)(b)	2,000	1,506
Series 2004-WCW1 Class M1
0.90%, 09/25/09 (a)(b)	2,799	2,486
Series 2004-MHQ1 Class M1
0.97%, 09/25/09 (a)(b)	1,000	755
Structured Asset Securities Corp.
Series 1998-2 Class M1
1.37%, 09/25/09 (a)(b)	1,344	964
Series 2005-2XS Class 1A5A
4.72%, 09/01/09 (a)(b)	1,823	1,484

Total Asset-Backed Obligations (Cost $19,977)		17,901

Mortgage-Backed Securities 34.2% of net assets

Collateralized Mortgage Obligations 10.9%
ABN Amro Mortgage Corp.
Series 2003-9 Class A1
4.50%, 08/25/18 (b)	284	283
American Home Mortgage Investment Trust
Series 2005-1 Class 7A2
5.29%, 09/01/09 (a)(b)	2,799	1,141
Banc of America Alternative Loan Trust
Series 2004-3 Class 4A1
5.00%, 04/15/19 (b)	2,062	1,945
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(e)	2,356	234
Series 2005-5 Class CB
5.50%, 06/25/35 (b)(e)	3,416	332
Countrywide Alternative Loan Trust
Series 2004-29CB Class A6
4.00%, 01/25/35 (b)	224	218
Series 2005-23CB Class A15
5.50%, 07/25/35 (b)	907	727
Series 2005-J11 Class 7A1
6.00%, 10/25/35 (b)	184	178

28 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-56 Class 4A2
4.90%, 09/01/09 (a)(b)	5,248	2,815
CS First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)	3,317	3,163
Series 2004-7 Class 6A1
5.25%, 10/25/19 (b)	3,188	3,198
GSAA Home Equity Trust
Series 2004-NC1 Class AF6
4.76%, 09/01/09 (a)(b)	1,787	1,657
Impac CMB Trust
Series 2004-5 Class 1A1
0.63%, 09/25/09 (a)(b)	519	331
JP Morgan Mortgage Trust
Series 2007-A1 Class 6A1
4.78%, 09/01/09 (a)(b)	1,576	1,456
Series 2004-A6 Class 4A1
5.45%, 09/01/09 (a)(b)	2,904	2,753
MASTR Asset Securitization Trust
Series 2003-6 Class 9A1
4.25%, 07/25/33 (b)	262	255
Nomura Asset Acceptance Corp.
Series 2004-AR1 Class 4A
4.43%, 09/01/09 (a)(b)	2,698	2,167
Residential Accredit Loans, Inc.
Series 2002-QS18 Class M1
5.50%, 12/25/17 (b)	206	183
Series 2003-QS1 Class A2
5.75%, 01/25/33 (b)	625	619
Sequoia Mortgage Trust
Series 2007-3 Class 1A1
0.47%, 09/20/09 (a)(b)	1,789	1,310
WAMU Mortgage Pass-Through Certificates
Series 2003-S10 Class A5
5.00%, 10/25/18 (b)	404	399
Series 2003-S9 Class A6
5.25%, 10/25/33 (b)	3,000	3,008

		28,372

U.S. Government Agency Mortgages 23.3%
Fannie Mae
6.00%, 02/01/15 to 07/01/37	21,343	22,598
9.75%, 07/01/16	4	4
7.00%, 11/15/16 to 01/01/35	671	734
5.50%, 09/01/17 to 05/01/27	7,715	8,146
5.00%, 12/01/17 to 06/01/24	9,820	10,372
4.50%, 08/01/18 to 09/01/19	919	955
4.50%, 11/01/20 (e)	9,709	1,128
6.50%, 07/01/21 to 11/01/37	2,666	2,859
Freddie Mac
3.50%, 05/01/11	34	35
4.50%, 07/01/13 to 06/01/19	363	378
6.50%, 10/01/13 to 04/01/26	838	900
5.50%, 04/01/16 to 11/01/20	3,557	3,765
6.00%, 06/01/16 to 08/01/22	950	1,021
5.00%, 05/01/18 to 04/01/20	5,654	5,974
5.50%, 02/15/23 (b)(e)	228	3
4.00%, 09/01/35	41	40
Ginnie Mae
7.63%, 08/15/28	186	208
7.38%, 09/15/28 to 02/15/30	578	644
7.13%, 02/15/29 to 03/15/29	301	333
7.00%, 04/15/29	432	477
7.25%, 04/15/29	155	173

		60,747

Total Mortgage-Backed Securities (Cost $87,480)		89,119

Commercial Mortgage Backed Securities 1.7% of net assets

Commercial Mortgage Backed Securities 1.7%
Bear Stearns Commercial Mortgage Securities
Series 2005-PR10 Class A4
5.41%, 09/01/09 (a)(b)	2,230	2,205
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
3.97%, 03/12/39 (b)	156	158
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)	1,400	1,398
LB-UBS Commercial Mortgage Trust
Series 2006-C3 Class A3
5.69%, 09/11/09 (a)(b)	710	684

Total Commercial Mortgage Backed Securities (Cost $4,035)		4,445

U.S. Government and Government Agencies 27.8% of net assets

U.S. Government Agency Guaranteed 1.5%
Bank of America Corp., (FDIC Insured)
2.10%, 04/30/12 (f)	4,000	4,046

U.S. Government Agency Securities 3.9%
Fannie Mae
2.13%, 04/15/11 (b)	4,000	4,038
2.50%, 03/19/12 (b)	5,000	5,040
Federal Farm Credit Bank
3.00%, 09/22/14	1,000	1,013

		10,091

U.S. Treasury Obligations 22.4%
U.S. Treasury Notes
0.88%, 02/28/11	2,300	2,307
1.00%, 07/31/11	10,000	10,017
3.25%, 07/31/16	6,500	6,602
3.13%, 05/15/19	1,700	1,660
1.38%, 05/15/12	1,000	1,001
1.50%, 07/15/12	8,900	8,920
2.75%, 10/31/13	7,000	7,199
1.13%, 06/30/11	15,600	15,674

See financial notes 29

 Schwab Premier Income Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

2.63%, 07/31/14	5,000	5,061

		58,441

Total U.S. Government and Government Agencies (Cost $71,928)		72,578

Foreign Securities 0.1% of net assets

Foreign Agencies 0.1%

Mexico 0.0%
Petroleos Mexicanos
8.00%, 05/03/19 (b)(c)	100	113

Republic of Korea 0.1%
Export-Import Bank of Korea
8.13%, 01/21/14	100	112
Korea Development Bank
8.00%, 01/23/14	100	111

		223

Total Foreign Securities (Cost $297)		336

	Number of	Value
Security	Shares	($ x 1,000)

Preferred Stock 0.6% of net assets

HJ Heinz Finance Co. (c)	15	1,542

Total Preferred Stock (Cost $1,525)		1,542

Other Investment Company 1.5% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	3,962,328	3,962

Total Other Investment Company (Cost $3,963)		3,962

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.4% of net assets

U.S. Treasury Obligations 0.4%
U.S. Treasury Bills
0.29%, 12/17/09 (d)	100	100
0.28%, 12/31/09 (d)	200	200
0.26%, 01/28/10 (d)	200	200
0.49%, 07/01/10	500	498

Total Short-Term Investments (Cost $997)		998

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/09 the tax basis cost of the fund’s investments was $253,597 and the unrealized appreciation and depreciation were $11,272 and ($5,878), respectively, with a net unrealized appreciation of $5,394.

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $14,918 or 5.7% of net assets.
(d)	All or a portion of this security is held as collateral for futures contracts.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

In addition to the above, the fund held the following at 08/31/09.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contracts

10 Years, Long, U.S. Treasury Note, expires 12/21/09	92	10,784	53
2 Years, Long, U.S. Treasury Note, expires 12/31/09	11	2,380	5
5 Years, Long, U.S. Treasury Note, expires 12/31/09	132	15,213	69

Net unrealized gains			127

30 See financial notes

 Schwab Premier Income Fund

Statement of
Assets and Liabilities
As of August 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $253,593)		$258,991
Receivables:
Interest		1,988
Fund shares sold		1,180
Due from broker for futures		94
Dividends	+	16

Total assets		262,269

Liabilities
Payables:
Investments bought		647
Investment adviser and administrator fees		5
Shareholder services fees to affiliate		5
Distributions to shareholders		732
Fund shares redeemed		59
Trustees’ fees		2
Accrued expenses	+	56

Total liabilities		1,506

Net Assets
Total assets		262,269
Total liabilities	−	1,506

Net assets		$260,763
Net Assets by Source
Capital received from investors		266,536
Net investment income not yet distributed		239
Net realized capital losses		(11,537)
Net unrealized capital gains		5,525

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$260,763		26,368		$9.89

See financial notes 31

 Schwab Premier Income Fund

Statement of
Operations
For September 1, 2008 through August 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$17,348
Dividends	+	5

Total investment income		17,353

Net Realized Gains and Losses
Net realized losses on investments		(7,879)
Net realized losses on futures contracts	+	(495)

Net realized losses		(8,374)

Net Unrealized Gains and Losses
Net unrealized gains on investments		6,987
Net unrealized gains on futures contracts	+	114

Net unrealized gains		7,101

Expenses
Investment adviser and administrator fees		1,172
Transfer agent and shareholder service fees:
Investor Shares[1]		123
Select Shares[1]		133
Institutional Shares		89
Portfolio accounting fees		59
Registration fees		51
Professional fees		42
Shareholder reports		26
Custodian fees		16
Trustees’ fees		10
Interest expense		1
Other expenses	+	6

Total expenses		1,728
Expense reduction by adviser and Schwab	−	213

Net expenses		1,515

Increase (Decrease) in Net Assets from Operations
Total investment income		17,353
Net expenses	−	1,515

Net investment income		15,838
Net realized losses		(8,374)
Net unrealized gains	+	7,101

Increase in net assets from operations		$14,565

1 Effective August 10, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares.

32 See financial notes

 Schwab Premier Income Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		09/1/08-08/31/09	10/31/07*-08/31/08
Net investment income		$15,838	$10,665
Net realized losses		(8,374)	(2,985)
Net unrealized gains (losses)	+	7,101	(1,576)

Increase in net assets from operations		14,565	6,104

Distributions to shareholders[1]

Distributions from net investment income
Investor Shares		3,563	2,533
Select Shares		8,224	6,637
Institutional Shares	+	3,967	1,518

Total distributions		$15,754	$10,688

Transactions in Fund Shares[1]

		09/1/08-08/31/09		10/31/07*-08/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,476	$13,935	7,598	$76,843
Select Shares		2,665	25,307	21,266	215,561
Institutional Shares	+	23,046	224,336	5,565	56,241

Total shares sold		27,187	$263,578	34,429	$348,645

Shares Reinvested
Investor Shares		244	$2,308	179	$1,811
Select Shares		524	4,954	443	4,481
Institutional Shares	+	161	1,552	95	954

Total shares reinvested		929	$8,814	717	$7,246

Shares Redeemed
Investor Shares		(7,598)	($73,699)	(1,899)	($19,229)
Select Shares		(17,312)	(167,783)	(7,586)	(76,659)
Institutional Shares	+	(1,524)	(14,560)	(975)	(9,817)

Total shares redeemed		(26,434)	($256,042)	(10,460)	($105,705)

Net transactions in fund shares		1,682	$16,350	24,686	$250,186

Shares Outstanding and Net Assets

		09/1/08-08/31/09		10/31/07*-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		24,686	$245,602	—	$—
Total increase	+	1,682	15,161	24,686	245,602

End of period		26,368	$260,763	24,686	$245,602

Net investment income not yet distributed			$239		$21

*	Commencement of operations.

1 Effective August 10, 2009, all outstanding Investor Shares (5,867 shares valued at $57,277) and Select Shares (12,951 shares valued at $126,409) were converted into Institutional Shares.

See financial notes 33

Schwab Total Bond Market Fund tm

Financial Statements

Financial Highlights

	9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–
	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.16	9.72	9.76	10.10	10.15

Income (loss) from investment operations:
Net investment income (loss)	0.37	0.48	0.51	0.47	0.35
Net realized and unrealized gains (losses)	(0.20)	(0.56)	(0.04)	(0.31)	0.08

Total from investment operations	0.17	(0.08)	0.47	0.16	0.43
Less distributions:
Distributions from net investment income	(0.37)	(0.48)	(0.51)	(0.47)	(0.36)
Distributions from net realized gains	—	—	—	(0.03)	(0.12)

Total Distributions	(0.37)	(0.48)	(0.51)	(0.50)	(0.48)

Net asset value at end of period	8.96	9.16	9.72	9.76	10.10

Total return (%)	2.04	(0.91)	4.90	1.66	4.31

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	0.52	0.53	0.53	0.54
Gross operating expenses	0.63	0.52	0.53	0.53	0.54
Net investment income (loss)	4.18	5.03	5.16	4.68	3.49
Portfolio turnover rate	472	433	311	221	221
Net assets, end of period ($ x 1,000,000)	912	1,260	1,534	1,233	1,195

34 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings as of August 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

37.9%		Mortgage-Backed Securities	336,811	346,130
18.0%		Corporate Bonds	149,403	163,819
34.1%		U.S. Government and Government Agencies	301,437	310,838
3.4%		Commercial Mortgage Backed Securities	31,204	31,410
0.5%		Asset-Backed Obligations	4,773	4,831
2.9%		Foreign Securities	25,614	26,077
0.5%		Preferred Stock	5,980	4,540
5.2%		Other Investment Company	47,869	47,869
1.8%		Short-Term Investments	16,298	16,298

104.3%		Total Investments	919,389	951,812
(4	.3)%	Other Assets and Liabilities, Net		(39,357)

100.0%		Net Assets		912,455

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Mortgage-Backed Securities 37.9% of net assets

Collateralized Mortgage Obligations 0.0%
Banc of America Alternative Loan Trust
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(e)	3,979	396

U.S. Government Agency Mortgages 37.9%
Fannie Mae
3.24%, 09/01/09 (a)	3,968	3,978
4.74%, 09/01/09 (a)	2,081	2,155
6.72%, 09/01/09 (a)	1,644	1,733
5.50%, 12/01/13 to 06/01/38	75,147	78,720
5.00%, 12/01/17 to 04/01/37	41,893	43,533
4.00%, 07/01/18 to 04/01/39	14,168	14,015
4.50%, 07/01/19 to 07/01/39	32,641	33,115
6.50%, 09/01/22 to 11/01/37	15,052	16,166
6.00%, 01/01/28 to 12/01/37	33,418	35,294
7.00%, 04/01/37	3,971	4,325
Fannie Mae TBA
4.50%, 09/30/39	3,000	3,017
5.00%, 09/30/39	6,000	6,158
Freddie Mac
5.56%, 09/01/09 (a)	2,720	2,855
5.62%, 09/01/09 (a)	7,878	8,299
6.00%, 04/01/15 to 10/01/38	15,369	16,331
4.50%, 06/01/19 to 06/01/39	9,575	9,949
5.00%, 06/01/23 to 11/01/35	13,818	14,257
4.00%, 07/01/24	4,582	4,633
Ginnie Mae
5.00%, 10/20/21 to 07/15/39	9,757	10,111
4.50%, 05/15/24 to 05/20/39	8,963	9,067
7.50%, 03/15/32	544	616
6.00%, 05/15/32 to 07/20/34	4,336	4,628
5.50%, 04/15/33 to 03/20/37	4,365	4,586
7.00%, 06/15/33	615	684
4.00%, 06/20/39 to 07/20/39	699	682
Ginnie Mae TBA
5.50%, 09/30/39	7,000	7,312
6.00%, 09/30/39	6,000	6,325
6.50%, 09/30/39	3,000	3,190

		345,734

Total Mortgage-Backed Securities (Cost $336,811)		346,130

Corporate Bonds 18.0% of net assets

Finance 6.4%

Banking 4.5%
American Express Bank FSB
5.50%, 04/16/13	1,000	1,038
Bank of America Corp.
7.38%, 05/15/14 (b)	200	219
6.50%, 08/01/16	1,000	1,032
5.63%, 10/14/16	2,000	1,960
6.00%, 10/15/36	2,000	1,858
Barclays Bank PLC
6.75%, 05/01/19	1,000	1,098
7.43%, 09/29/49 (a)(b)(c)	1,000	825
Bear Stearns & Co., Inc.
7.25%, 02/01/18	1,250	1,428
Citigroup, Inc.
6.38%, 08/12/14	5,000	5,062
8.50%, 05/22/19	200	219
Credit Suisse USA, Inc.
5.50%, 05/01/14	1,500	1,614
5.30%, 08/13/19	1,000	1,014
Deutsche Bank AG
3.88%, 08/18/14	1,000	1,006
JPMorgan Chase & Co.
5.60%, 06/01/11	250	264
6.30%, 04/23/19	500	549
6.40%, 05/15/38	2,500	2,770
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	2,000	2,035
6.11%, 01/29/37 (b)	1,500	1,296
Morgan Stanley
6.75%, 04/15/11 (b)	500	532
4.75%, 04/01/14	3,200	3,180
6.00%, 05/13/14	300	318

See financial notes 35

 Schwab Total Bond Market Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

7.30%, 05/13/19 (b)	500	558
7.25%, 04/01/32 (b)	500	578
The Goldman Sachs Group, Inc.
6.60%, 01/15/12	1,000	1,083
3.63%, 08/01/12	1,000	1,021
7.50%, 02/15/19	1,000	1,153
5.95%, 01/15/27 (b)	2,000	1,837
Wachovia Bank NA
4.88%, 02/01/15	2,000	2,013
Wells Fargo & Co.
4.38%, 01/31/13	1,000	1,036
5.63%, 12/11/17	2,000	2,099

		40,695

Brokerage 0.1%
Jefferies Group, Inc.
5.50%, 03/15/16 (b)	1,000	933

Finance Company 0.9%
General Electric Capital Corp.
3.50%, 08/13/12	1,500	1,505
5.00%, 01/08/16	2,000	2,000
6.38%, 11/15/17 (a)(b)	1,000	809
6.75%, 03/15/32 (b)	500	497
6.88%, 01/10/39	500	497
HSBC Finance Capital Trust IX
5.91%, 11/30/15 (a)(b)	1,850	1,249
HSBC Finance Corp.
7.00%, 05/15/12	750	809
International Lease Finance Corp.
5.45%, 03/24/11	1,274	1,121

		8,487

Insurance 0.5%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	700	740
Chubb Corp.
6.00%, 05/11/37 (b)	1,095	1,172
MetLife, Inc.
7.72%, 02/15/19 (b)	750	879
Travelers Co., Inc.
5.90%, 06/02/19 (b)	400	441
UnitedHealth Group, Inc.
5.38%, 03/15/16 (b)	1,336	1,346

		4,578

Real Estate Investment Trust 0.4%
Simon Property Group LP
5.75%, 12/01/15 (b)	3,000	3,111

		57,804

Industrial 9.4%

Basic Industry 0.9%
Barrick North America Finance LLC
7.50%, 09/15/38 (b)	1,000	1,277
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	800	872
EI Du Pont de Nemours & Co.
4.75%, 03/15/15 (b)	1,000	1,068
Praxair, Inc.
4.38%, 03/31/14 (b)	350	371
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14 (b)	1,250	1,458
The Dow Chemical Co.
7.60%, 05/15/14 (b)	500	540
8.55%, 05/15/19 (b)	1,000	1,091
9.40%, 05/15/39 (b)	1,000	1,217

		7,894

Capital Goods 0.7%
Allied Waste North America, Inc.
6.13%, 02/15/14 (b)	600	617
General Electric Co.
5.25%, 12/06/17	1,000	1,023
Honeywell International, Inc.
5.00%, 02/15/19 (b)	525	552
John Deere Capital Corp.
4.90%, 09/09/13	500	532
Northrop Grumman System Corp.
5.05%, 08/01/19 (b)	1,000	1,034
The Boeing Co.
6.88%, 03/15/39 (b)	500	594
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	200	242
United Technologies Corp.
6.13%, 02/01/19 (b)	1,000	1,123
Waste Management, Inc.
6.38%, 03/11/15 (b)	1,000	1,089

		6,806

Communications 2.6%
America Movil, S.A.B. de CV
5.75%, 01/15/15 (b)	1,500	1,568
AT&T, Inc.
6.55%, 02/15/39 (b)	1,000	1,095
CBS Corp.
8.20%, 05/15/14 (b)	500	545
8.88%, 05/15/19 (b)	500	539
Comcast Corp.
5.70%, 05/15/18 (b)	1,000	1,058
Cox Communications, Inc.
8.38%, 03/01/39 (b)(c)	500	622
DirecTV Holdings Financing Co., Inc.
8.38%, 03/15/13 (b)	900	927
Discovery Communications LLC
5.63%, 08/15/19 (b)	1,000	1,024
Grupo Televisa S.A.
6.63%, 03/18/25 (b)	1,000	1,006
News America Holdings, Inc.
9.25%, 02/01/13	800	934
News America, Inc.
6.15%, 03/01/37 (b)	1,000	969
Pacific Bell Telephone Co.
7.13%, 03/15/26	1,500	1,666
Rogers Communications
8.00%, 12/15/12 (b)	500	521
Telecom Italia Capital S.A.
7.18%, 06/18/19 (b)	1,000	1,115
Telefonica Emisiones, S.A.U.
6.42%, 06/20/16 (b)	3,000	3,366
Time Warner Cable, Inc.
5.85%, 05/01/17 (b)	1,000	1,052
Time Warner Entertainment Co. LP
10.15%, 05/01/12	1,500	1,749
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	2,000	2,529

36 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

8.95%, 03/01/39 (b)	1,000	1,365
Verizon Wireless Capital LLC
3.75%, 05/20/11	500	517

		24,167

Consumer Cyclical 0.8%
CVS Caremark Corp.
6.30%, 06/01/12 (a)(b)	1,000	790
McDonald’s Corp.
5.00%, 02/01/19 (b)	1,000	1,060
PACCAR, Inc.
6.88%, 02/15/14 (b)	800	901
Viacom, Inc.
5.75%, 04/30/11 (b)	500	530
6.25%, 04/30/16 (b)	1,000	1,074
Wal-Mart Stores, Inc.
6.20%, 04/15/38	2,000	2,240
Yum! Brands, Inc.
4.25%, 09/15/15 (b)	500	508

		7,103

Consumer Non-Cyclical 2.4%
Abbott Laboratories
6.00%, 04/01/39 (b)	1,000	1,131
Amgen, Inc.
5.70%, 02/01/19 (b)	1,000	1,102
Baxter International, Inc.
4.00%, 03/01/14 (b)	1,000	1,041
Becton Dickinson & Co.
6.00%, 05/15/39	1,000	1,095
Bottling Group LLC
6.95%, 03/15/14 (b)	500	586
5.13%, 01/15/19 (b)	500	530
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	500	569
4.50%, 08/15/19 (b)	1,000	1,023
Diageo Capital PLC
7.38%, 01/15/14 (b)	750	867
Kraft Foods, Inc.
6.75%, 02/19/14	1,500	1,704
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	1,000	1,068
PepsiCo, Inc.
7.90%, 11/01/18 (b)	500	632
Pfizer, Inc.
5.35%, 03/15/15 (b)	1,000	1,114
7.20%, 03/15/39 (b)	1,000	1,260
Ralcorp Holdings Corp.
6.63%, 08/15/39 (c)	1,000	1,039
Reynolds American, Inc.
7.75%, 06/01/18 (b)	1,000	1,047
7.25%, 06/15/37 (b)	1,500	1,447
Safeway, Inc.
6.25%, 03/15/14 (b)	1,500	1,651
5.19%, 08/15/19	1,000	1,004
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	300	304
6.13%, 08/15/19 (b)	500	515
Wyeth
6.95%, 03/15/11 (b)	1,000	1,080

		21,809

Energy 1.0%
Apache Corp.
6.90%, 09/15/18 (b)	400	473
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	100	112
7.50%, 11/15/18 (b)	400	480
BP Capital Markets PLC
3.88%, 03/10/15	1,000	1,034
ConocoPhillips
6.00%, 01/15/20 (b)	1,000	1,116
Halliburton Co.
7.45%, 09/15/39 (b)	500	619
Husky Energy, Inc.
7.25%, 12/15/19 (b)	250	283
Nexen, Inc.
6.20%, 07/30/19 (b)	500	507
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	750	868
Shell International Finance BV
6.38%, 12/15/38 (b)	1,000	1,186
Valero Energy Corp.
10.50%, 03/15/39 (b)	1,000	1,196
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250	304
XTO Energy, Inc.
6.75%, 08/01/37 (b)	1,000	1,100

		9,278

Technology 0.7%
Cisco Systems, Inc.
5.90%, 02/15/39 (b)	1,000	1,073
Hewlett-Packard Co.
6.13%, 03/01/14 (b)	700	788
International Business Machines Corp.
7.63%, 10/15/18 (b)	1,000	1,230
Microsoft Corp.
5.20%, 06/01/39	1,000	1,014
Nokia OYJ
6.63%, 05/15/39 (b)	500	573
Oracle Corp.
3.75%, 07/08/14 (b)	1,000	1,034
Xerox Corp.
5.65%, 05/15/13 (b)	500	514

		6,226

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	700	799
5.65%, 05/01/17 (b)	1,000	1,063
Norfolk Southern Corp.
5.90%, 06/15/19 (b)	700	763

		2,625

		85,908

Utilities 2.2%

Electric 1.6%
Appalachian Power Co.
7.95%, 01/15/20 (b)	600	724
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	600	755
Duke Energy Corp.
7.00%, 11/15/18 (b)	1,000	1,189

See financial notes 37

 Schwab Total Bond Market Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

FirstEnergy Solutions Corp.
6.80%, 08/15/39 (b)	1,000	1,025
Nevada Power Co.
7.13%, 03/15/19 (b)	1,500	1,712
Nisource Finance Corp.
0.98%, 11/23/09 (a)(b)	500	497
10.75%, 03/15/16 (b)	500	586
Ohio Edison Co.
8.25%, 10/15/38 (b)	500	649
Pacific Gas & Electric Co.
8.25%, 10/15/18 (b)	1,500	1,894
Pacificorp
6.00%, 01/15/39 (b)	2,000	2,220
Southern California Edison Co.
5.75%, 03/15/14 (b)	1,500	1,656
The Detroit Edison Co.
6.40%, 10/01/13 (b)	800	884
Virginia Electric & Power Co.
8.88%, 11/15/38	500	696

		14,487

Natural Gas 0.6%
Energy Transfer Partners LP
9.00%, 04/15/19 (b)	500	603
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)	400	482
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	1,000	1,096
Magellan Midstream Partners LP
6.40%, 07/15/18 (b)	1,000	1,086
Rockies Express Pipeline LLC
6.25%, 07/15/13 (b)	700	755
Southern Natural Gas Co.
5.90%, 04/01/17 (b)(c)	1,000	1,029
Williams Cos., Inc.
8.75%, 01/15/20 (b)	500	569

		5,620

		20,107

Total Corporate Bonds (Cost $149,403)		163,819

U.S. Government and Government Agencies 34.1% of net assets

U.S. Government Agency Guaranteed 1.2%
General Electric Capital Corp., (FDIC Insured)
3.00%, 12/09/11 (f)	2,000	2,071
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (f)	3,500	3,636
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (f)	1,000	1,043
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (f)	4,000	4,147

		10,897

U.S. Government Agency Securities 7.9%
Fannie Mae
6.25%, 02/01/11	1,001	1,062
1.75%, 03/23/11	3,000	3,040
3.63%, 08/15/11	4,000	4,204
4.12%, 05/06/13 (b)	3,000	3,018
2.75%, 03/13/14	2,500	2,531
4.38%, 10/15/15	2,000	2,136
5.38%, 06/12/17	4,000	4,484
6.63%, 11/15/30	1,500	1,890
Federal Farm Credit Bank
2.13%, 06/18/12	2,000	2,013
3.00%, 09/22/14	2,500	2,532
Federal Home Loan Bank
3.63%, 09/16/11	5,700	5,992
2.10%, 08/10/12 (b)	2,000	2,003
1.75%, 08/22/12	3,000	2,995
3.63%, 05/29/13	3,000	3,155
3.63%, 10/18/13	1,000	1,050
5.00%, 11/17/17	2,000	2,168
5.50%, 07/15/36	1,000	1,067
Freddie Mac
2.00%, 03/16/11 (b)	5,000	5,033
3.88%, 06/29/11	3,000	3,160
2.13%, 09/21/12	8,000	8,076
3.25%, 02/18/14 (b)	2,950	2,965
4.75%, 11/17/15	4,000	4,341
4.88%, 06/13/18	2,000	2,172
Tennessee Valley Authority
4.65%, 06/15/35	1,000	929

		72,016

U.S. Treasury Obligations 25.0%
U.S. Treasury Bonds
6.25%, 08/15/23	3,000	3,713
7.50%, 11/15/24	2,000	2,784
6.00%, 02/15/26	8,000	9,818
5.25%, 02/15/29	7,000	8,018
5.38%, 02/15/31	2,000	2,340
4.50%, 02/15/36	5,000	5,263
4.25%, 05/15/39	3,000	3,034
U.S. Treasury Notes
1.50%, 10/31/10	1,675	1,695
0.88%, 01/31/11	2,000	2,007
1.13%, 06/30/11	300	301
1.00%, 07/31/11	1,800	1,803
4.88%, 07/31/11	46,001	49,459
1.13%, 01/15/12	10,000	9,981
1.38%, 02/15/12	4,000	4,012
1.38%, 03/15/12	6,000	6,016
1.38%, 05/15/12	10,000	10,007
1.88%, 06/15/12	4,000	4,054
1.50%, 07/15/12	18,500	18,542
2.75%, 10/31/13	3,695	3,800
1.75%, 03/31/14	2,825	2,767
2.25%, 05/31/14	700	699
2.63%, 06/30/14	850	861
2.63%, 07/31/14	15,850	16,043
4.00%, 02/15/15	10,000	10,729
3.25%, 07/31/16	16,000	16,250
4.63%, 02/15/17	3,000	3,300
4.50%, 05/15/17	3,000	3,272
4.25%, 11/15/17	5,000	5,350
4.00%, 08/15/18	3,000	3,143
3.75%, 11/15/18	3,000	3,082

38 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

3.13%, 05/15/19	9,900	9,668
3.63%, 08/15/19	6,000	6,114

		227,925

Total U.S. Government and Government Agencies (Cost $301,437)		310,838

Commercial Mortgage Backed Securities 3.4% of net assets

Commercial Mortgage Backed Securities 3.4%
Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 09/01/09 (a)(b)	9,000	9,081
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	6,000	5,168
Bear Stearns Commercial Mortgage Securities
Series 2005-PR10 Class A4
5.41%, 09/01/09 (a)(b)	9,950	9,837
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.40%, 09/01/09 (a)(b)	5,000	4,970
GS Mortgage Securities Corp II
Series 2007-GG10 Class A4
6.00%, 09/01/09 (a)(b)	3,000	2,354

Total Commercial Mortgage Backed Securities (Cost $31,204)		31,410

Asset-Backed Obligations 0.5% of net assets

Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/15/14 (b)	2,900	3,130
Marriott Vacation Club Owner Trust
Series 2007-2A Class B
6.06%, 10/20/29 (b)	843	668
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/17/14 (b)	1,000	1,033

Total Asset-Backed Obligations (Cost $4,773)		4,831

Foreign Securities 2.9% of net assets

Foreign Agencies 0.5%

Germany 0.3%
KFW Bankengruppe
2.00%, 01/17/12	3,000	3,038

Mexico 0.1%
Petroleos Mexicanos
8.00%, 05/03/19 (b)(c)	400	452

Republic of Korea 0.1%
Export-Import Bank of Korea
8.13%, 01/21/14	500	559
Korea Development Bank
8.00%, 01/23/14	500	556

		1,115

		4,605

Foreign Local Government 0.5%

Canada 0.5%
Province of Ontario Canada
3.50%, 07/15/13	4,000	4,167

Sovereign 0.9%

Brazil 0.4%
Brazilian Government International Bond
6.00%, 01/17/17 (b)	3,000	3,150

Italy 0.3%
Republic of Italy
4.50%, 01/21/15	2,500	2,635

Mexico 0.2%
United Mexican States
5.95%, 03/19/19 (b)	2,000	2,042

		7,827

Supranational 1.0%
European Investment Bank
4.25%, 07/15/13	7,000	7,445
Inter-American Development Bank
3.00%, 04/22/14	2,000	2,033

		9,478

Total Foreign Government Agencies (Cost $25,614)		26,077

	Number of	Value
Security	Shares	($ x 1,000)

Preferred Stock 0.5% of net assets

CoBank, ACB	115,000	4,540

Total Preferred Stock (Cost $5,980)		4,540

Other Investment Company 5.2% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	47,868,773	47,869

Total Other Investment Company (Cost $47,869)		47,869

See financial notes 39

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.8% of net assets

Commercial Paper & Other Obligation 1.8%
Atlantis Two Funding Corp.
1.75%, 09/03/09 (c)(g)	16,000	15,998

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.29%, 12/24/09 (d)	200	200
0.32%, 12/31/09 (d)	100	100

		300

Total Short-Term Investments (Cost $16,298)		16,298

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/09 the tax basis cost of the fund’s investments was $919,911 and the unrealized appreciation and depreciation were $35,997 and ($4,096), respectively, with a net appreciation of $31,901.

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $19,965 or 2.2% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(g)	Credit-enhanced security.

In addition to the above, the fund held the following at 08/31/09.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contracts

3 Years, Long, U.S. Treasury Note, expires 12/31/09	30	6,700	0

40 See financial notes

 Schwab Total Bond Market Fund

Statement of
Assets and Liabilities
As of August 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $919,389)		$951,812
Cash		4,091
Receivables:
Investments sold		16,197
Interest		6,178
Fund shares sold		228
Dividends		11
Prepaid expenses	+	2

Total assets		978,519

Liabilities
Payables:
Investments bought		63,438
Investment adviser and administrator fees		6
Shareholder services fees to affiliate		18
Distributions to shareholders		1,586
Fund shares redeemed		723
Trustees’ fees		4
Accrued expenses	+	289

Total liabilities		66,064

Net Assets
Total assets		978,519
Total liabilities	−	66,064

Net assets		$912,455
Net Assets by Source
Capital received from investors		1,064,411
Net realized capital losses		(184,379)
Net unrealized capital gains		32,423

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$912,455		101,789		$8.96

See financial notes 41

 Schwab Total Bond Market Fund

Statement of
Operations
For September 1, 2008 through August 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$46,495
Securities on loan		686
Dividends		511

Total investment income		47,692

Net Realized Gains and Losses
Net realized losses on investments		(90,029)
Net realized losses on futures contracts		(5,206)

Net realized losses		(95,235)

Net Unrealized Gains and Losses
Net unrealized gains on investments		64,565
Net unrealized gains on futures contracts		230

Net unrealized gains		64,795

Expenses
Investment adviser and administrator fees		2,620
Transfer agent and shareholder service fees		2,529
Legal fees*		816
Professional fees		31
Shareholder reports		98
Portfolio accounting fees		94
Custodian fees		48
Registration fees		28
Trustees’ fees		21
Interest expense		8
Other expenses	+	15

Total expenses		6,308
Expense reduction by adviser and Schwab	−	779

Net expenses		5,529

Increase (Decrease) in Net Assets from Operations
Total investment income		47,692
Net expenses	−	5,529

Net investment income		42,163
Net realized losses		(95,235)
Net unrealized gains	+	64,795

Increase in net assets from operations		$11,723

*	Includes legal fees and expenses incurred by the fund in connection with the litigation matter discussed in Item 10 of the Financial Notes.

42 See financial notes

 Schwab Total Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		09/01/08-08/31/09	09/01/07-08/31/08
Net investment income		$42,163	$76,504
Net realized losses		(95,235)	(61,326)
Net unrealized gains (losses)	+	64,795	(28,309)

Increase (Decrease) in net assets from operations		11,723	(13,131)

Distributions to shareholders
Distributions from net investment income		$42,722	$76,789

Transactions in Fund Shares

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,626	$181,308	35,574	$344,030
Shares reinvested		3,242	28,474	7,229	69,221
Shares redeemed	+	(59,622)	(526,295)	(63,117)	(597,039)

Net transactions in fund shares		(35,754)	($316,513)	(20,314)	($183,788)

Shares Outstanding and Net Assets

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		137,543	$1,259,967	157,857	$1,533,675
Total decrease	+	(35,754)	(347,512)	(20,314)	(273,708)

End of period		101,789	$912,455	137,543	$1,259,967

Net investment income not yet distributed			$—		$1

See financial notes 43

Schwab GNMA Fund tm

Financial Statements

Financial Highlights

	9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–
	8/31/09[1]	8/31/08	8/31/07	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.67	9.45	9.44	9.72	9.78

Income (loss) from investment operations:
Net investment income (loss)	0.39	0.42	0.46	0.43	0.37
Net realized and unrealized gains (losses)	0.41	0.24	0.03	(0.25)	(0.02)

Total from investment operations	0.80	0.66	0.49	0.18	0.35
Less distributions:
Distributions from net investment income	(0.41)	(0.44)	(0.48)	(0.46)	(0.41)

Net asset value at end of period	10.06	9.67	9.45	9.44	9.72

Total return (%)	8.39	7.06	5.36	1.93	3.67

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	0.55	0.55	0.55	0.55
Gross operating expenses	0.68	0.81	0.95	0.84	0.88
Net investment income (loss)	3.56	4.22	4.87	4.49	3.80
Portfolio turnover rate	614	518	186	126	131
Net assets, end of period ($ x 1,000,000)	279	59	22	23	24

1 Effective August 10, 2009, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.

44 See financial notes

 Schwab GNMA Fund

Portfolio Holdings as of August 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.1%		Mortgage-Backed Securities	268,926	274,018
19.6%		Other Investment Company	54,736	54,736

117.7%		Total Investments	323,662	328,754
(17	.7)%	Other Assets and Liabilities, Net		(49,462)

100.0%		Net Assets		279,292

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Mortgage-Backed Securities 98.1% of net assets

Collateralized Mortgage Obligations 0.0%
Vendee Mortgage Trust
Series 1995-3 Class 1Z
7.25%, 09/15/25 (b)	88	96

U.S. Government Agency Mortgages 98.1%
Fannie Mae
5.50%, 09/01/14 to 08/01/17	798	844
6.10%, 02/01/29 to 02/01/31	147	157
6.25%, 06/01/29	71	77
Fannie Mae Grantor Trust
6.50%, 07/25/42 (b)	166	178
7.00%, 01/25/44 (b)	190	207
Fannie Mae REMICS
7.00%, 09/25/22	250	271
7.00%, 01/25/42 (b)	1,052	1,148
Fannie Mae Whole Loan
6.50%, 02/25/44 (b)	190	205
7.00%, 10/25/42 (b)	104	114
Freddie Mac
5.50%, 04/01/16	1,556	1,650
Freddie Mac REMICS
6.50%, 03/15/14 (b)(c)	461	38
Ginnie Mae
3.88%, 09/01/09 (a)	88	90
4.00%, 09/01/09 (a)	997	1,013
4.00%, 10/17/29 to 02/20/32 (b)	814	836
4.00%, 10/20/33	67	66
4.38%, 09/01/09 (a)	491	502
4.50%, 09/01/09 (a)	82	83
4.50%, 12/15/17 to 05/15/39	13,118	13,412
4.63%, 09/01/09 (a)	171	176
5.00%, 11/15/17 to 07/20/36	64,221	66,881
5.00%, 01/16/32 (b)	734	752
5.13%, 09/01/09 (a)	94	98
5.50%, 09/20/13 to 07/15/38	49,968	52,621
5.50%, 08/20/15 to 07/20/31 (b)	1,006	1,067
6.00%, 02/20/12 to 12/15/37	37,390	39,957
6.00%, 06/16/18 (b)	1,000	1,052
6.10%, 06/20/28 to 09/15/31	3,602	3,857
6.15%, 04/20/29 to 04/20/30	2,330	2,503
6.25%, 10/20/28 to 03/20/30	2,904	3,123
6.50%, 12/20/11 to 04/15/39	22,898	24,593
7.00%, 09/15/10 to 04/15/39	6,913	7,518
7.10%, 12/15/30	129	143
7.50%, 09/15/09 to 11/15/37	668	743
8.00%, 10/15/11 to 06/15/30	184	209
8.50%, 08/20/25 to 01/20/30	24	27
9.00%, 09/20/15 to 09/20/30	748	827
Ginnie Mae TBA
4.50%, 09/30/39	10,000	10,084
5.50%, 09/30/39	10,000	10,445
6.00%, 09/30/39	25,000	26,355

		273,922

Total Mortgage-Backed Securities (Cost $268,926)		274,018

		Value
Security	Number of Shares	($ x 1,000)

Other Investment Company 19.6% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	54,735,918	54,736

Total Other Investment Company (Cost $54,736)		54,736

End of Investments.

See financial notes 45

 Schwab GNMA Fund

Portfolio Holdings continued

(All dollar amounts are x 1,000)

At 08/31/09 the tax basis cost of the fund’s investments was $323,662 and the unrealized appreciation and depreciation were $5,148 and ($56), respectively, with a net unrealized appreciation of $5,092.

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

46 See financial notes

 Schwab GNMA Fund

Statement of
Assets and Liabilities
As of August 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $323,662)		$328,754
Receivables:
Investments sold		28,123
Fund shares sold		1,520
Interest	+	1,149

Total assets		359,546

Liabilities
Payables:
Investments bought		79,608
Investment adviser and administrator fees		5
Shareholder services fees to affiliate		6
Fund shares redeemed		311
Distributions to shareholders		211
Payable to custodian		50
Trustees’ fees		2
Accrued expenses	+	61

Total liabilities		80,254

Net Assets
Total assets		359,546
Total liabilities	−	80,254

Net assets		$279,292
Net Assets by Source
Capital received from investors		275,162
Net realized capital losses		(962)
Net unrealized capital gains		5,092

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$279,292		27,770		$10.06

See financial notes 47

 Schwab GNMA Fund

Statement of
Operations
For September 30, 2008 through August 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$7,048

Net Realized Gains and Losses
Net realized gains on investments		2,543
Net realized losses on futures contracts	+	(166)

Net realized gains		2,377

Net Unrealized Gains and Losses
Net unrealized gains on investments		4,707
Net unrealized gains on futures contracts	+	7

Net unrealized gains		4,714

Expenses
Investment adviser and administrator fees		701
Transfer agent and shareholder service fees:
Investor Shares[1]		126
Select Shares		173
Portfolio accounting fees		67
Shareholder reports		42
Professional fees		36
Registration fees		35
Custodian fees		24
Trustees’ fees		10
Interest expense		1
Other expenses	+	3

Total expenses		1,218
Expense reduction by adviser and Schwab	−	228

Net expenses		990

Increase (Decrease) in Net Assets from Operations
Total investment income		7,048
Net expenses	−	990

Net investment income		6,058
Net realized gains		2,377
Net unrealized gains	+	4,714

Increase in net assets from operations		$13,149

1 Effective August 10, 2009, all outstanding Investor Shares were converted into Select Shares.

48 See financial notes

 Schwab GNMA Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		09/01/08-08/31/09	09/01/07-08/31/08
Net investment income		$6,058	$2,591
Net realized gains		2,377	83
Net unrealized gains	+	4,714	480

Increase in net assets from operations		13,149	3,154

Distributions to shareholders[1]

Distributions from net investment income
Investor Shares		1,998	835
Select Shares	+	4,785	1,862

Total distributions from net investment income		$6,783	$2,697

Transactions in Fund Shares[1]

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		9,098	$89,996	2,204	$21,434
Select Shares	+	29,924	296,886	5,791	56,330

Total shares sold		39,022	$386,882	7,995	$77,764

Shares Reinvested
Investor Shares		157	$1,550	69	$668
Select Shares	+	330	3,262	133	1,295

Total shares reinvested		487	$4,812	202	$1,963

Shares Redeemed
Investor Shares		(12,107)	($120,438)	(828)	($8,034)
Select Shares	+	(8,573)	(84,782)	(2,146)	(20,839)

Total shares redeemed		(20,680)	($205,220)	(2,974)	($28,873)

Net transactions in fund shares		18,829	$186,474	5,223	$50,854

Shares Outstanding and Net Assets

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,941	$86,452	3,718	$35,141
Total increase	+	18,829	192,840	5,223	51,311

End of period		27,770	$279,292	8,941	$86,452

1 Effective August 10, 2009, all outstanding Investor Shares (9,548 shares valued at $95,169) were converted into Select Shares.

See financial notes 49

Schwab Inflation-Protected Fund tm

Financial Statements

Financial Highlights

	9/1/08–	9/1/07–	9/1/06–	3/31/06[2]–
	8/31/09[1]	8/31/08	8/31/07	8/31/06

Per-Share Data ($)

Net asset value at beginning of period	10.35	9.90	10.01	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 [3]	0.63	0.45	0.30
Net realized and unrealized gains (losses)	(0.20)	0.45	(0.11)	0.01

Total from investment operations	(0.17)	1.08	0.34	0.31
Less distributions:
Distributions from net investment income	(0.02)	(0.63)	(0.45)	(0.30)
Distributions from net realized gains	(0.07)	(0.00)[4]	—	—
Return of capital	(0.04)	—	—	—

Total Distributions	(0.13)	(0.63)	(0.45)	(0.30)

Net asset value at end of period	10.05	10.35	9.90	10.01

Total return (%)	(1.54)	11.02	3.51	3.11	[5]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	0.50	0.50	0.36	[6]
Gross operating expenses	0.59	0.59	0.71	0.76	[6]
Net investment income (loss)	0.30	6.50	5.16	7.06	[6]
Portfolio turnover rate	78	63	35	2	[5]
Net assets, end of period ($ x 1,000,000)	278	259	119	44

1 Effective August 10, 2009, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Calculated based on the average shares outstanding during the period.
4 Net realized distribution is less than 0.01.
5 Not annualized.
6 Annualized.

50 See financial notes

 Schwab Inflation-Protected Fund

Portfolio Holdings as of August 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.8%	U.S. Government Securities	267,262	272,330
1.8%	Other Investment Company	4,950	4,950

99.6%	Total Investments	272,212	277,280
0.4%	Other Assets and Liabilities, Net		1,164

100.0%	Net Assets		278,444

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

U.S. Government Securities 97.8% of net assets

U.S. Treasury Obligations 97.8%
U.S. Treasury Inflation Protected Securities
2.38%, 04/15/11	16,296	16,703
2.00%, 04/15/12	9,925	10,164
3.00%, 07/15/12	5,997	6,306
0.63%, 04/15/13	3,061	3,017
1.88%, 07/15/13	18,785	19,131
2.00%, 01/15/14	37,198	37,942
1.63%, 01/15/15	11,293	11,286
1.88%, 07/15/15	11,086	11,238
2.00%, 01/15/16	21,158	21,555
2.50%, 07/15/16	3,203	3,369
2.63%, 07/15/17	9,572	10,197
1.63%, 01/15/18	20,071	19,877
1.38%, 07/15/18	11,000	10,670
2.13%, 01/15/19	2,009	2,071
1.88%, 07/15/19	4,040	4,084
2.38%, 01/15/25	15,810	16,190
2.00%, 01/15/26	9,876	9,617
2.38%, 01/15/27	11,227	11,522
1.75%, 01/15/28	3,603	3,366
3.63%, 04/15/28	12,879	15,555
2.50%, 01/15/29	6,026	6,326
3.88%, 04/15/29	13,314	16,729
3.38%, 04/15/32	4,495	5,415

Total U.S. Government Securities (Cost $267,262)		272,330

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Company 1.8% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	4,949,922	4,950

Total Other Investment Company (Cost $4,950)		4,950

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/09, the tax basis cost of the fund’s investments was $273,882, and the unrealized appreciation and depreciation were $3,738 and ($340), respectively, with a net unrealized appreciation of $3,398.

*	See Glossary for definition of maturity.

See financial notes 51

 Schwab Inflation-Protected Fund

Statement of
Assets and Liabilities
As of August 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $272,212)		$277,280
Receivables:
Interest		1,192
Fund shares sold	+	384

Total assets		278,856

Liabilities
Payables:
Investment adviser and administrator fees		4
Shareholder services fees to affiliate		6
Fund shares redeemed		327
Trustees’ fees		2
Accrued expenses	+	73

Total liabilities		412

Net Assets
Total assets		278,856
Total liabilities	−	412

Net assets		$278,444
Net Assets by Source
Capital received from investors		285,584
Net realized capital losses		(12,208)
Net unrealized capital gains		5,068

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$278,444		27,707		$10.05

52 See financial notes

 Schwab Inflation-Protected Fund

Statement of
Operations
For September 1, 2008 through August 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$1,875

Net Realized Gains and Losses
Net realized losses on investments		(12,020)
Net realized losses on futures contracts	+	(78)

Net realized losses		(12,098)

Net Unrealized Gains and Losses
Net unrealized gains on investments		2,592
Net unrealized losses on futures contracts	+	(4)

Net unrealized gains		2,588

Expenses
Investment adviser and administrator fees		1,040
Transfer agent and shareholder service fees:
Investor Shares[1]		121
Select Shares		287
Shareholder reports		74
Portfolio accounting fees		45
Registration fees		43
Professional fees		37
Trustees’ fees		11
Custodian fees		7
Other expenses	+	6

Total expenses		1,671
Expense reduction by adviser and Schwab	−	262

Net expenses		1,409

Increase (Decrease) in Net Assets from Operations
Total investment income		1,875
Net expenses	−	1,409

Net investment income		466
Net realized losses		(12,098)
Net unrealized gains	+	2,588

Decrease in net assets from operations		($9,044)

1 Effective August 10, 2009, all outstanding Investor Shares were converted into Select Shares.

See financial notes 53

 Schwab Inflation-Protected Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		09/01/08-08/31/09	09/01/07-08/31/08
Net investment income		$466	$16,608
Net realized gains (losses)		(12,098)	2,066
Net unrealized gains	+	2,588	2,497

Increase (Decrease) in net assets from operations		(9,044)	21,171

Distributions to shareholders[1]

Distributions from net investment income
Investor Shares		92	2,706
Select Shares		370	13,902

Total distributions from net investment income		462	16,608

Distributions from net realized gains
Investor Shares		361	7
Select Shares		1,606	67

Total distributions from net realized gains		1,967	74

Return of Capital
Investor Shares		267	—
Select Shares		1,235	—

Total return of capital		1,502	—

Total distributions		$3,931	$16,682

Transactions in Fund Shares[1]

	09/01/08-08/31/09		09/01/07-08/31/08
	SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares	2,341	$22,923	6,569	$69,716
Select Shares	15,758	154,732	20,934	218,250

Total shares sold	18,099	$177,655	27,503	$287,966

Shares Reinvested
Investor Shares	64	$613	216	$2,260
Select Shares	120	1,159	387	4,045

Total shares reinvested	184	$1,772	603	$6,305

Shares Redeemed
Investor Shares	(8,115)	($79,761)	(2,641)	($27,822)
Select Shares	(13,154)	(126,110)	(8,335)	(87,419)

Total shares redeemed	(21,269)	($205,871)	(10,976)	($115,241)

Net transactions in fund shares	(2,986)	($26,444)	17,130	$179,030

Shares Outstanding and Net Assets

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		30,693	$317,863	13,563	$134,344
Total increase (decrease)	+	(2,986)	(39,419)	17,130	183,519

End of period		27,707	$278,444	30,693	$317,863

1 Effective August 10, 2009, all outstanding Investor Shares (5,228 shares valued at $51,862) were converted into Select Shares.

54 See financial notes

 Schwab Bond Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab YieldPlus Fund
Schwab 1000 Index Fund Schwab Tax-Free YieldPlus Fund Schwab Tax-Free Bond Fund Schwab California Tax-Free YieldPlus Fund Schwab California Tax-Free Bond Fund Schwab Global Real Estate Fund

Prior to August 11, 2009, the Schwab GNMA Fund and Schwab Inflation Protected Fund offered two share classes: Investor Shares and Select Shares®. Effective August 10, 2009, all outstanding Investor Shares of the Schwab GNMA Fund and Schwab Inflation Protected Fund were converted into Select Shares and each fund no longer offered separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares became an owner of Select Shares of the same fund. Prior to August 11, 2009, the Schwab Premier Income Fund offered three share classes: Investor Shares, Select Shares and Institutional Shares. Effective August 10, 2009, all outstanding Investor Shares and Select Shares of the Schwab Premier Income Fund were converted into Institutional Shares and the fund no longer offered separate share classes. Immediately after, and as a result of the conversion, each shareholder of the Investor Shares and Select Shares became an owner of Institutional Shares of the same fund. The Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund each offer one share class.

Shares are bought and sold (subject to a redemption fee, see Note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which an approved pricing source is unable to provide a price: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited, to the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures Contracts: open contracts are valued at their settlement prices as of the close of their exchanges.

Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

Mutual Funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective September 1, 2008. SFAS No. 157 defines fair value, establishes a

 55

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 15, 2009, the funds adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

Various inputs are used on determining the value of the funds’ investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

56

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of August 31, 2009:

Schwab Short-Term Bond Market Fund

ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government and Government Agencies — (a)	$—	$177,748	$—	$177,748
Foreign Government Agencies — (a)	—	13,408	—	13,408
Corporate Bonds — (a)	—	67,035	—	67,035
Other Investment Company	333	—	—	333
Short-Term Investments	—	100	—	100

Total	$333	$258,291	$—	$258,624

Other Financial Instruments — (a)*	$21	$—	$—	$21

LIABILITIES VALUATION INPUT

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments — (a)*	$(59)	$—	$—	$(59)

Total	$(59)	$—	$—	$(59)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	August 31,	Discounts	Gain	Appreciation	Purchases	Transfers in	August 31,
Investments in Securities	2008	(Premiums)	(Loss)	(Depreciation)	(Sales)	and/or out	2009

Commercial Mortgage Backed Securities
Commercial Mortgage Backed Securities	$17,908	$9	$(7,756)	$2,243	$(12,404)	$0	$0
Corporate Bonds
Industrial	2,548	0	(824)	347	(1,676)	(395)	0
Preferred Stock	282	0	(165)	41	(158)	0	0

Total	$20,738	$9	$(8,745)	$2,631	$(14,238)	$(395)	$0

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying statement of operations. Net unrealized gains (losses) relate to those financial instruments held by the Fund at August 31, 2009.

 57

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Schwab Premier Income Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds — (a)	$—	$43,109	$—	$43,109
Finance
Banking	—	10,511	1,330	11,841
Industrial
Basic Industry	—	2,831	1,000	3,831
Consumer Cyclical	—	7,829	1,500	9,329
Asset-Backed Obligations	—	16,359	1,542	17,901
Mortgage-Backed Securities — (a)	—	89,119	—	89,119
Commercial Mortgage Backed Securities — (a)	—	4,445	—	4,445
U.S. Government and Government Agencies — (a)	—	72,578	—	72,578
Foreign Securities — (a)	—	336	—	336
Preferred Stock	—	1,542	—	1,542
Other Investment Company	3,962	—	—	3,962
Short-Term Investments — (a)	—	998	—	998

Total	$3,962	$249,657	$5,372	$258,991

Other Financial Instruments — (a)*	127	—	—	127

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	August 31,	Discounts	Gain	Appreciation	Purchases	Transfers in	August 31,
Investments in Securities	2008	(Premiums)	(Loss)	(Depreciation)	(Sales)	and/or out	2009

Asset-Backed Obligations	$0	$9	$466	$(168)	$1,235	$0	$1,542
Corporate Bonds
Finance	0	0	0	70	1,260	0	1,330
Industrial	849	0	(70)	(18)	1,358	381	2,500

Total	$849	$9	$396	$(116)	$3,853	$381	$5,372

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying statement of operations. Net unrealized gains (losses) relate to those financial instruments held by the Fund at August 31, 2009.

58

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Schwab Total Bond Market Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total**

Mortgage-Backed Securities — (a)	$—	$346,130	$—	$346,130
Corporate Bonds — (a)	—	155,332	—	155,332
Finance
Finance Company	—	7,238	1,249	8,487
U.S. Government and Government Agencies — (a)	—	310,838	—	310,838
Commercial Mortgage Backed Securities — (a)	—	31,410	—	31,410
Asset-Backed Obligations	—	4,831	—	4,831
Foreign Securities — (a)	—	26,077	—	26,077
Preferred Stock	—	4,540	—	4,540
Other Investment Company	47,869	—	—	47,869
Short-Term Investments — (a)	—	16,298	—	16,298

Total	$47,869	$902,694	$1,249	$951,812

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued		Unrealized	Net	Net	as of
	August 31,	Discounts	Realized	Appreciation	Purchases	Transfers in	August 31,
Investments in Securities	2008	(Premiums)	Gain (Loss)	(Depreciation)	(Sales)	and/or out	2009

Commercial Mortgage Backed Securities
Commercial Mortgage Backed Securities	$24,445	$8	$(9,772)	$3,319	$(18,000)	$—	$—
Corporate Bonds
Finance	—	(1)	(2,621)	605	(1,400)	4,666	1,249
Industrial	5,946	—	(1,878)	844	(4,122)	(790)	—
Preferred Stock	658	—	(385)	96	(369)	—	—

Total	$31,049	$7	$(14,656)	$4,864	$(23,891)	$3,876	$1,249

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying statement of operations. Net unrealized gains (losses) relate to those financial instruments held by the Fund at August 31, 2009.

Schwab GNMA Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total**

Mortgage-Backed Securities — (a)	$—	$274,018	$—	$274,018
Other Investment Company	54,736	—	—	54,736

Total	$54,736	$274,018	$—	$328,754

 59

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Schwab Inflation Protected Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total**

U.S. Government Securities — (a)	$—	$272,330	$—	$272,330
Other Investment Companies	4,950	—	—	4,950

Total	$4,950	$272,330	$—	$277,280

*	Other Financial instruments are futures contracts which are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.
**	The fund had no Other Financial Instruments.
(a)	as categorized in Portfolio Holdings

(b) Portfolio Investments:

Derivatives: The funds may enter into futures contracts to help manage the effects of interest rate changes. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses.

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective November 15, 2008. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the funds may use include forward foreign currency contracts and futures contracts. During the report period, certain funds invested in futures contracts. All the open futures contracts and their unrealized gains and losses as of August 31, 2009 are disclosed in separate tables after the funds.

Inflation-Indexed Bonds: The Schwab Inflation Protected Bond Fund invests in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

TBAs: The funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

60

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-delivery securities: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that have pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes. Prior to the collapsing of the classes, net investment income, other than class specific expenses, and realized and unrealized gains or losses were allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The Schwab Short-Term Bond Market Fund, Schwab Total Bond Market Fund and the Schwab GNMA Fund declare distributions from net investment income every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income (computed on a tax basis) for that day, are paid out to shareholders once a month.

The Schwab Premier Income Fund makes distributions from net investment income daily. Prior to December 1, 2008 the fund declared distributions monthly.

The Schwab Inflation Protected Fund makes distributions from net investment income quarterly. Prior to July 1, 2009 the fund made distributions daily.

All the funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Corp., under which the funds receive a credit for their uninvested cash balances to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

 61

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No 162” (“SFAS 168”). SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codification” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States. All guidance contained in the Codification carries an equal level of authority. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. Management evaluated this new statement, and has determined that it will not have a significant impact on the determination or reporting of the Funds’ financial statements.

3. Risk Factors:

The funds invest mainly in corporate bonds, mortgage-backed and assets-backed securities, government or municipal obligations, and other debt securities. These investments may involves certain risks including, but not limited to, those described below:

Market risk. Bond markets and the values of the securities owned by the funds rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the funds will fluctuate, which means that you could lose money.

Interest rate risk. The funds are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the fund’s share price to fall. Assuming a one year duration for a fund, a 2% increase in interest rates would result in approximately a 2% decrease in the fund’s share price. This risk is greater when the fund holds bonds with longer maturities.

Credit risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause a fund’s share price to fall. Although the funds invest primarily in investment-grade securities, a fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of

62

 Schwab Bond Funds

Financial Notes (continued)

3. Risk Factors (continued):

default or downgrade and are more volatile than investment-grade securities. Below investment grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

Foreign investment risk. The funds’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The funds may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities’ markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

Prepayment and extension risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the funds may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Derivatives risk. The funds may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or “the investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets described as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab
	Short-Term Bond	Premier	Total Bond	GNMA	Inflation
Average daily net assets	Market Fund	Income Fund*	Market Fund	Fund*	Protected Fund*

First $500 million	0.30%	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%	0.22%

*	Prior to July 1, 2009, the fees were as follows:

Schwab Premier Income Fund: 0.60% of the fund’s average daily net assets not in excess of $500 million, 0.55% of such assets over $500 million and 0.50% of such assets over $1 billion.

Schwab GNMA Fund: 0.45% of the fund’s average daily net assets not in excess of $500 million, 0.40% of such assets over $500 million and 0.375% of such assets over $1 billion.

Schwab Inflation Protected Fund: 0.40% of the fund’s average daily net assets not in excess of $500 million, 0.35% of such assets over $500 million and 0.33% of such assets over $1 billion.

 63

 Schwab Bond Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Charles Schwab & Co., Inc (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent and shareholder services agent. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds. Prior to July 1, 2009, BFDS served as the funds’ sub-transfer agent.

For its transfer agent and shareholder services, Schwab was entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares*	0.05%	0.05%
Institutional Shares**	0.05%	0.05%

*	Select Shares were offered by Schwab GNMA Fund, Schwab Inflation Protected Fund and Schwab Premier Income Fund.
**	Institutional Shares are offered by Premier Income Fund.

Effective July 1, 2009, the trust adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. Pursuant to the Plan, the funds pay Schwab to provide certain account maintenance, customer liaison and shareholder services to funds’ shareholders. Under the Plan, Schwab is entitled to receive an annual fee payable monthly based on the average daily net assets, as follows:

Schwab	Schwab	Schwab	Schwab	Schwab
Short-Term Bond	Premier	Total Bond	GNMA	Inflation
Market Fund	Income Fund	Market Fund	Fund	Protected Fund

0.25%	0.25%	0.25%	0.25%	0.25%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the adviser to the funds, which may only be amended or terminated with approval of the funds’ Board of Trustees as follows:

Schwab	Schwab	Schwab	Schwab	Schwab
Short-Term Bond	Premier	Total Bond	GNMA	Inflation
Market Fund	Income Fund	Market Fund	Fund	Protected Fund

0.55%	0.63%	0.55%	0.55%	0.50%

64

 Schwab Bond Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of the funds owned by other Schwab Funds as of August 31, 2009.

	Schwab	Schwab	Schwab	Schwab
	Short-Term Bond	Premier	Total Bond	Inflation
	Market Fund	Income Fund	Market Fund	Protected Fund

Schwab MarketTrack Growth Portfolio	—%	—%	9.3%	—%
Schwab MarketTrack Balanced Portfolio	—%	—%	16.3%	—%
Schwab MarketTrack Conservative Portfolio	—%	—%	10.8%	—%
Schwab MarketTrack Growth Portfolio II	—%	—%	0.5%	—%
Schwab Target 2010 Fund	2.8%	1.1%	1.9%	0.8%
Schwab Target 2015 Fund	0.3%	0.2%	0.3%	0.1%
Schwab Target 2020 Fund	1.4%	1.1%	3.9%	1.7%
Schwab Target 2025 Fund	—%	—%	0.4%	0.2%
Schwab Target 2030 Fund	—%	—%	2.4%	0.8%
Schwab Target 2035 Fund	—%	—%	0.2%	0.1%
Schwab Target 2040 Fund	—%	—%	0.8%	0.2%
Schwab Monthly Income Fund — Moderate Payout	0.5%	1.1%	0.2%	—%
Schwab Monthly Income Fund — Enhanced Payout	3.2%	7.9%	1.9%	—%
Schwab Monthly Income Fund — Maximum Payout	2.3%	5.3%	1.2%	—%
Schwab Balanced Fund	—%	—%	3.3%	—%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the year ended August 31, 2009, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Short-Term Bond Market Fund	$5,566
Schwab Premier Income Fund	23,251
Schwab Total Bond Market Fund	386,235
Schwab GNMA Fund	93,408
Schwab Inflation Protected Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

 65

 Schwab Bond Funds

Financial Notes (continued)

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual commitment fee to State Street for the committed line of credit.

The funds had no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

7. Purchases and Sales of Investment Securities:
       (All dollar amounts are x 1,000)

For the period ended August 31, 2009, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

	Purchases of Long-Term
	U.S. Government	Purchases of other	Total Purchases of
	Securities Transactions*	Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$497,800	$149,950	$647,750
Schwab Premier Income Fund	899,905	274,376	1,174,281
Schwab Total Bond Market Fund	4,567,132	357,966	4,925,098
Schwab GNMA Fund	1,242,049	—	1,242,049
Schwab Inflation Protected Fund	204,869	2,368	207,237

	Sales/Maturities of
	Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities of
	Securities Transactions*	other Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$529,199	$186,541	$715,740
Schwab Premier Income Fund	933,574	261,489	1,195,063
Schwab Total Bond Market Fund	4,786,752	599,643	5,386,395
Schwab GNMA Fund	1,063,811	3,067	1,066,878
Schwab Inflation Protected Fund	226,260	2,400	228,660

*	Includes securities guaranteed by U.S. Government Agencies.

8. Redemption Fee:
       (All dollar amounts are x 1,000)

The Premier Income Fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior report periods are $7 and $17, respectively.

66

 Schwab Bond Funds

Financial Notes (continued)

9. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of August 31, 2009, the components of distributable earnings on a tax-basis were as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab
	Short-Term Bond	Premier	Total Bond	GNMA	Inflation
	Market Fund	Income Fund	Market Fund	Fund	Protected Fund

Undistributed ordinary income	$166	$971	$1,586	$211	$—
Unrealized appreciation	7,299	11,272	35,997	5,148	3,738
Unrealized depreciation	(245)	(5,878)	(4,096)	(56)	(340)

Net unrealized appreciation/(depreciation)	7,054	5,394	31,901	5,092	3,398

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes.

As of August 31, 2009, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab	Schwab
	Short-Term Bond	Premier	Total Bond	GNMA	Inflation
Expire	Market Fund	Income Fund	Market Fund	Fund	Protected Fund

2010	$—	$—	$—	$—	$—
2011	—	—	—	—	—
2012	—	—	—		—
2013	—	—	—	250	—
2014	5,711	—	3,579	185	—
2015	8,716	—	11,930	251	—
2016	2,401	—	5,729	188	—
2017	30,633	4,847	106,930	—	3,455

	$47,461	$4,847	$128,168	$874	$3,455

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of following fiscal year. As of August 31, 2009, capital losses utilized and capital losses deferred for each fund were as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab
	Short-Term Bond	Premier	Total Bond	GNMA	Inflation
	Market Fund	Income Fund	Market Fund	Fund	Protected Fund

Deferred capital losses	$21,723	$6,559	$55,692	$88	$7,083
Capital losses utilized	—	—	—	1,692	—

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Schwab	Schwab	Schwab	Schwab	Schwab
	Short-Term Bond	Premier	Total Bond	GNMA	Inflation
	Market Fund	Income Fund	Market Fund	Fund	Protected Fund

Current period distributions
Ordinary income	$9,143	$15,754	$42,722	$6,783	$1,625
Long-term capital gains	—	—	—	—	804
Return of capital	—	—	—	—	1,502

Prior period distributions
Ordinary income	$23,595	$10,688	$76,789	$2,697	$16,608
Long-term capital gains	—	—	—	—	74
Return of capital	—	—	—	—	—

 67

 Schwab Bond Funds

Financial Notes (continued)

9. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

The permanent book and tax basis differences, which are mainly due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums, may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2009, the funds made the following reclassifications:

	Schwab	Schwab	Schwab	Schwab	Schwab
	Short-Term Bond	Premier	Total Bond	GNMA	Inflation
	Market Fund	Income Fund	Market Fund	Fund	Protected Fund

Capital shares	$—	$—	$—	$—	($1,502)
Undistributed net investment income	(1)	134	558	725	1,498
Net realized capital gains and losses	1	(134)	(558)	(725)	4

As of August 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended August 31, 2009, the funds did not incur any interest or penalties. The Schwab Short-Term Bond Market Fund, Schwab Total Bond Market Fund and the Schwab GNMA Fund are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005. The Schwab Inflation Protected Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2006. The Schwab Premier Income Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2007.

10. Other:
       (All dollar amounts are x 1,000)

The Schwab Total Bond Market Fund, CSIM, Charles Schwab & Co., Inc., and certain affiliated entities are defendants in a class action lawsuit that is pending in the United States District Court for the Northern District of California. The complaint, filed on August 28, 2008, is brought on behalf of a putative class of current and former Total Bond Market Fund shareholders. On February 19, 2009, the court denied defendants’ motion to dismiss plaintiff’s federal law claim and dismissed certain of the plaintiffs’ state law claims with leave to amend. On March 2, 2009, plaintiffs filed their First Amended Complaint. It alleges violations of state law and federal securities law in connection with the fund’s investment policy. Plaintiffs allege that the fund deviated from its stated investment objective of tracking the Lehman U.S. Aggregate Bond Market Index without first obtaining a shareholder vote, including by investing material amounts of the fund’s assets in collateralized mortgage obligations (CMOs) and in excess of 25% of the fund’s assets in mortgage-backed securities. Claimants seek unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, and costs and attorneys fees. On April 27, 2009, the court issued a stay of proceedings while defendants appeal the court’s February 19, 2009 decision refusing to dismiss plaintiffs’ federal securities law claim, which is currently under review by the U.S. Court of Appeals for the Ninth Circuit.

Separately, the fund has been responding to regulatory investigations. On October 14, 2009, the trust received a Wells notice from the staff of the U.S. Securities and Exchange Commission stating that the staff intends to recommend the filing of a civil enforcement action against the trust, CSIM, Charles Schwab & Co., Inc. and the president of the fund (“Schwab Parties”) for possible violations of the securities laws in connection with the fund’s investment policy. A Wells notice provides recipients an opportunity to respond to issues raised in the staff’s investigation prior to any decision on an enforcement proceeding by the Commission, and is neither a formal allegation nor a finding of wrongdoing. If the Commission or other regulators were to pursue an enforcement action, they would likely seek monetary or other penalties or remedies, injunctive relief, and/or other remedies. The Schwab Parties intend to respond to the notice to explain why they believe enforcement charges are unwarranted.

At this time the fund is unable to estimate whether it will incur a liability or the range of any such liability in these matters; however, any liability incurred could exceed the limits of applicable insurance policies.

As discussed in Item 4 of the Financial Notes, the adviser voluntarily capped the net operating expenses of the fund (excluding interest, taxes and certain non-routine expense). Notwithstanding that the legal fees and expenses related to the class action above were non-routine expenses, the adviser agreed to include these legal fees and expenses within the cap for this reporting

68

 Schwab Bond Funds

Financial Notes (continued)

10. Other (continued):
       (All dollar amounts are x 1,000)

period, subject to reimbursement by the fund to the extent the fund is reimbursed, in whole or part, by its insurance carrier for these legal fees and expenses. To the extent that the fund is not reimbursed for these legal fees and expenses by its insurance carrier, the adviser will continue to include these legal fees and expenses within the expense cap. To the extent that these legal fees and expenses cause the fund’s total annual operating expenses to exceed the expense cap, the fund will be reimbursed by the adviser. For the year ended August 31, 2009, the fund has incurred $807 in legal expenses of which $773 is subject to recoupment in accordance with the provisions noted above.

11. Subsequent Events

As of October 19, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

 69

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Short-Term Bond Market Fund, Schwab Premier Income Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund and Schwab Inflation Protected Fund (five of the portfolios constituting Schwab Investments, hereafter referred to as the “Funds”) at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2009

70

Other Federal Tax Information: (unaudited)
(All dollar amounts are x 1,000)

For the fiscal year ended August 31, 2009, the Inflation Protected Fund hereby designates $804 as a capital gain distribution.

 71

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including Schwab Short-Term Bond Market Fund, Schwab Premier Income Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund and Schwab Inflation Protected Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on April 27, 2009, and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2. each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable,

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and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered a commitment by CSIM to (i) extend each Fund’s current expense cap for so long as CSIM serves as the adviser to such Fund; and (ii) reduce the contractual management fees and specified expense caps of the Schwab Premier Income Fund, Schwab GNMA Fund and Schwab Inflation Protected Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedule relating to Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund and CSIM’s agreement to revised contractual investment advisory fee schedules relating to Schwab Premier Income Fund, Schwab GNMA Fund and Schwab Inflation Protected Fund, in each case, that include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of August 31, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	67	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties Board 2–Director, TOUSA Board 3–Director, Harris-Stratex Networks Board 4–Director, Globalstar, Inc. Board 5– Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	67	Board 1–Lead Independent Director, Board of Cooper Industries Board 2–Director and Chairman of the Audit Committee of Oneok Partners LP Board 3–Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	67	None

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc., 2008 to present; Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc., until June 2005.	67	Board 1–Director and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	67	None

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Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	67	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	67	None

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

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Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

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earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

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Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2009 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13655-12

Schwab Tax-Free Bond Funds

Annual Report
August 31, 2009

Schwab Tax-Free
YieldPlus Fundtm

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free YieldPlus Fundtm

Schwab California
Tax-Free Bond Fundtm

Four smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Tax-Free YieldPlus Fundtm (Ticker Symbol: SWYTX)	-12.13%*

Benchmark: Barclays Capital 1-Year Municipal Bond Index	3.85%
Fund Category: Morningstar Municipal National Short Bond	2.75%

Performance Details	pages 6-7

Schwab Tax-Free Bond Fundtm (Ticker Symbol: SWNTX)	6.80%

Benchmark: Barclays Capital 7-Year Municipal Bond Index	7.02%
Fund Category: Morningstar Municipal National Intermediate Bond	4.22%

Performance Details	pages 8-9

Schwab California Tax-Free YieldPlus Fundtm (Ticker Symbol: SWYCX)	1.14%

Benchmark: Barclays Capital 1-Year Municipal Bond Index	3.85%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	2.91%

Performance Details	pages 10-11

Schwab California Tax-Free Bond Fundtm (Ticker Symbol: SWCAX)	3.24%

Benchmark: Barclays Capital 7-Year Municipal Bond Index	7.02%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	2.91%

Performance Details	pages 12-13

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

*	Performance reflects payment by an affiliate. Absent this payment, the fund’s total return would have been lower (see Financial Highlights). See Financial Note 4 for more information.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Tax-Free Bond Funds 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, investors have had to endure the continuing effects of a recessionary economy. Volatile equity prices, low yields on government-backed securities, and lingering liquidity challenges stemming from the credit crisis have been among the numerous market challenges.

The first six months of the reporting period were characterized by risk aversion with regard to non-government securities, such as mortgage-backed securities, and preference for government-backed assets, such as U.S. Treasuries. The latter half of the period was marked by a rebound in prices of many securities that had previously been depressed and a return to risk taking, as markets responded to government stimulus and support measures.

For the year, the Schwab Tax-Free Bond Fund posted strong total returns, followed by the Schwab CA Tax-Free Bond Fund. The Schwab CA Tax-Free YieldPlus Fund and the Schwab Tax-Free YieldPlus Fund performed poorly on both a relative and total return basis. For a further explanation of each fund’s performance, please see the fund managers’ discussion and analysis in the following pages.

If you have any questions about the Schwab Tax-Free Bond Funds or other Schwab Funds, we are always available at 1-800-435-4000, while additional resources may be found on schwab.com

Thank you for investing with us.

Sincerely,

2 Schwab Tax-Free Bond Funds

The Investment Environment

The reporting period was characterized by two competing trends—risk aversion and risk taking—framed by economic recession. During the first six months, risk aversion was a common theme as the government takeover of Freddie Mac, Fannie Mae, and AIG along with the bankruptcy of Lehman Brothers, among others, made investors extremely cautious of all but U.S. Treasury securities. During the latter half of the period, prices in bond and equity markets mounted a recovery as investors, encouraged by government support and stimulus programs, began to migrate away from government backed securities into the general market.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and housing prices reflected the recessionary environment that prevailed throughout the period, although some indicators showed signs of improvement toward period end. GDP—the output of goods and services produced by labor and property located in the United States—contracted at an annual rate of 0.7% in the second quarter of 2009, according to Bureau of Economic Analysis (third estimate), compared with a contraction of 6.4% in the first quarter of 2009 and a decline of 5.4% in the fourth quarter of 2008. Housing prices declined on an annualized basis throughout the period, contracting by 19.4% in the first quarter of 2009, before improving slightly to a decline of 14.9% in the second quarter, according to the S&P/Case-Shiller U.S. National Home Price Index. Unemployment rose throughout the period from 6.1% in August of 2008 to 9.4% in July of 2009, driven by layoffs coupled with a weak job market.

Bond markets generally outperformed equity indices for the reporting period, despite difficulties experienced primarily in the first six months. The Barclays Capital General Muni Bond Index – a measurement of the performance of the U.S. tax-free investment grade bond market – returned 5.67%, while the S&P500 Index—a gauge of the U.S. equity market—returned -18.25%. The Barclays Capital 1-Year Muni Bond Index returned 3.85%, while the Barclays Capital 7-Year Muni Bond Index returned 7.02%. Short-term treasuries, as measured by the Barclays Capital U.S. Short Treasury 9-12 Months, were up 2.64%.

Treasury issuance was high throughout the period, but corresponding demand was also high, which translated into low yields, especially on the front end of the yield curve. Additionally, the government’s mortgage purchase program increased demand for mortgage-backed securities, but pushed yields lower. Investment grade credit spreads—the difference in yield between a BBB or better corporate bond and a comparable Treasury bond—also began to tighten toward period end after having expanded dramatically around the time of the Lehman Brother’s bankruptcy, when investors were most risk averse.

U.S. government programs, such as the Temporary Liquidity Guarantee Program (TLGP) for bank bonds and the Federal Reserve’s mortgage-backed security purchase program, helped to stabilize markets and bolster confidence during periods of heightened uncertainty. By the end of the period, some programs, such as the TLGP, were scheduled to be phased out, a sign that markets were recovering. As of August 31, 2009, the federal funds rate was 0% to 0.25%.

 Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Tax-Free Bond Funds 3

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Ken Salinger, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2008 and has worked in fixed-income and asset management since 1994.

John Shelton, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income asset management since 1998.

4 Schwab Tax-Free Bond Funds

California State Investment Environment

California’s economy has weakened significantly over the past year, as the State and national recession deepened. The State lost 741,500 nonfarm payroll jobs from August 2008 to August 2009, or 5.0%. This compares to 179,400 lost jobs for all of calendar year 2008, or 1.2%. The construction sector accounted for over 142,000 of the lost jobs in the twelve months to August 2009, down nearly 19%. In addition, the professional and business services, manufacturing, and retail trade sectors each lost over 100,000 jobs in the past year. The educational and health services category is the only sector that registered job growth, up 14,200 jobs, or 0.8%. California’s seasonally adjusted unemployment rate rose to a record 12.2% in August 2009, up from 7.6% in August 2008, and was tied with Oregon for fourth highest in the country. For the full calendar year 2009, California’s Department of Finance projected a 3.9% decline in nonfarm jobs and a 1.0% decline in personal income.

Despite two mid-year budget revisions, California is expected to report a negative $3.38 billion general fund balance at June 30, 2009, or 3.7% of annual expenditures. On February 20, 2009, Governor Arnold Schwarzenegger signed the budget act for fiscal year 2010 (7/1/09-6/30/10), nearly five months ahead of the required schedule to address an estimated $41.6 billion general fund shortfall through June 30, 2010, including $14.7 billion attributable to fiscal year 2009. However, continued weakening of general fund revenues, coupled with voter rejection of a plan to sell bonds secured by future lottery revenues, resulted in an updated shortfall of over $26 billion and the need for a further amended budget. While the amended fiscal year 2010 budget incorporated over $29.3 billion of expenditure cuts, $12.5 billion in new taxes, $8 billion in federal fiscal relief, and $3.7 billion of revenues from local governments, it relies on substantial one-time solutions and pushes many of the state’s problems in to fiscal year 2011 and beyond. The Department of Finance projects that, in the absence of further steps to balance its budget, the State will be facing operating deficits of $7.4 billion in fiscal year 2011, $15.5 billion fiscal year 2012, and $15.1 billion in fiscal year 2013.

On July 2, 2009 the State Controller began issuing registered warrants (also called IOUs) in lieu of payment for some obligations to conserve cash for higher priority spending such as K-12 education and general obligation debt service. The passage of the fiscal year 2010 budget on July 28, 2009 was also designed to improve the State’s cash position and allowed it to begin redeeming the warrants on September 4, 2009, after its first offering of revenue anticipation notes. The State has since sold $8.8 billion of notes as part of its annual cash flow borrowing plan. The notes are to be repaid in May and June 2010.

California’s ratings have fallen in conjunction with the State’s weakened cash position and persistent budget deficits, and are the lowest of the U.S. states. At the end of the report period, the State’s ratings were Baa1 from Moody’s, A from Standard & Poor’s, and BBB from Fitch.

California’s weakened economy and reduced State appropriations could pressure the credit quality of other municipal issuers in the State, though such impacts are likely to have wide variability. California school districts, in aggregate, receive about 60% of their total funding from the State, while community college districts rely on the State for about 50%. However, school district and community college district general obligation bonds are secured by separate local property tax levies, and most of those tax bases continued to show growth through 2009, albeit at lower rates than earlier in the decade. California cities and counties both receive State general fund support through appropriations for specific programs, though the county programs are more closely tied to the State. Cities that have relied on sales or transfer taxes to a significant degree have been forced to reduce their own budgets during this period, while counties have faced growing indigent health and social service caseloads. In contrast, California’s essential service enterprises are primarily funded with independent revenues, including water, sewer and electricity services rates and charges.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Tax-Free Bond Funds 5

Schwab Tax-Free YieldPlus Fundtm

The Schwab Tax-Free YieldPlus Fund returned –12.13% for the reporting period, underperforming the benchmark Barclays Capital 1-Year Municipal Bond Index, which returned 3.85%. The fund’s underperformance relative to the benchmark was primarily attributable to the fund’s holdings in certain auction rate securities and floating rate notes. Early in the period, certain floating rate notes in the fund experienced declines in valuation brought on by disruptions in the fixed income markets and the broader economy. Non-government assets performed poorly during the extreme market conditions that occurred around the time of the Lehman Brothers bankruptcy due to investor risk aversion for these securities and a corresponding preference for U.S. Treasuries and other government-backed assets. Later in the period, failed auction rate securities held by the fund, particularly those that experienced credit deterioration, had a substantial negative impact on performance. The majority of the underperformance was attributable to losses booked on two auction rate securities held in the fund. Other contributors to underperformance include security selection in health care revenue bonds and housing revenue bonds, and an underweight to pre-refunded bonds.

The fund’s total net assets declined by $131 million dollars (from $175 million to $44 million) during the period and caused an increase in the percentage of total assets represented by illiquid securities. Ninety percent of the decline in total net assets was due to redemptions. In order to increase the fund’s liquidity, portfolio management purchased additional short-term variable rate demand obligations.

The fund’s performance reflects a payment by an affiliate. Absent this payment, the fund’s total return would have been lower. See Financial Note 4 for more information.

As of 8/31/09:
 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Variable Rate Demand Notes	54.2%

Auction Rate Securities	22.9%

General Obligation Bonds	17.0%

Revenue Bonds	5.5%

Put Bonds	0.4%

By Credit Quality1

AAA	21.3%

AA	39.6%

A	12.2%

BBB	9.4%

Short-Term Ratings	2.3%

Unrated Securities	15.2%

Weighted Average Credit

Quality[3]	AA

By Maturity2

0 - 6 Months	77.3%

7-18 Months	17.2%

More than 18 Months	5.5%

Weighted Average Maturity[2]	0.3 yrs
Weighted Average Effective

Duration	0.3 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[2]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[3]	Calculation based on rated securities only.

6 Schwab Tax-Free Bond Funds

 Schwab Tax-Free YieldPlus Fundtm

Performance Summary as of 8/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment 1

 Average Annual Total Returns1,2,3

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab Tax-Free YieldPlus Fundtm (12/16/04)	-12.13%*	-4.52%	-2.06%
Benchmark: Barclays Capital 1-Year Municipal Bond Index	3.85%	4.22%	3.42%
Fund Category: Morningstar Municipal National Short Bond	2.75%	3.08%	2.63%

Fund Expense Ratios4: Net 0.49%; Gross 0.60%

 Style Assessment5

 Yields

30-Day SEC Yield[1]	0.42%

30-Day SEC Yield-No Waiver[1,6]	0.09%

Taxable-Equivalent Yield[7]	0.65%

12-Month Distribution Yield[1,3]	2.37%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Performance reflects payment by an affiliate. Absent this payment, the fund’s total return would have been lower (see Financial Highlights). See Financial Note 4 for more information.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.

[4]	As stated in the 11/15/08 prospectus, as amended 7/1/09. Net Expense: Expenses reduced by a contractual fee waiver, as stated in the prospectus. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 7

Schwab Tax-Free Bond Fundtm

The Schwab Tax-Free Bond Fund returned 6.80% for the reporting period, underperforming the benchmark Barclays Capital 7-Year Municipal Bond Index, which returned 7.02%, but outperforming the Morningstar Municipal National Intermediate Bond category, which returned 4.22%. Relative to the benchmark, the fund’s underperformance occurred primarily in the first five months due to yield curve positioning.

Throughout the period, value was more pronounced on longer-dated securities as Build America Bonds—bonds issued by a state, municipality, or U.S. Government and authorized by the American Recovery and Reinvestment Act of 2009—created supply and demand imbalances. For most of the period, credit spreads were attractive relative to comparable Treasury securities; in late 2008, spreads were wide as concerns over the economy increased demand for Treasury securities at the expense of municipal securities. Since the beginning of 2009, demand has increased for municipal securities. In general, the fund favored higher quality issuances from a security selection standpoint, and was underweight lower rated issuances.

As of 8/31/09:
 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	57.0%
Variable Rate Demand

Obligations	18.8%

General Obligation Bonds	14.0%

Put Bonds	6.0%

Tax Anticipation Notes	2.3%
Certificates of

Participation	1.9%

By Credit Quality1

AAA	14.8%

AA	55.0%

A	21.5%

BBB	6.1%

BB	0.1%

Short-Term Ratings	1.0%

Unrated Securities	1.5%

Weighted Average Credit

Quality[3]	AA

By Maturity2

0-1 Year	22.1%

2-10 Years	54.7%

11-20 Years	15.6%

21-30 Years	7.6%

Weighted Average Maturity[2]	5.9 yrs
Weighted Average Effective

Duration	5.0 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[2]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[3]	Calculation based on rated securities only.

8 Schwab Tax-Free Bond Funds

 Schwab Tax-Free Bond Fundtm

Performance Summary as of 8/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Tax-Free Bond Fundtm (9/11/92)	6.80%	3.66%	5.30%
Benchmark: Barclays Capital 7-Year Municipal Bond Index	7.02%	4.46%	5.44%
Fund Category: Morningstar Municipal National Intermediate Bond	4.22%	3.07%	4.35%

Fund Expense Ratios4: Net 0.49%; Gross 0.70%

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	2.80%

30-Day SEC Yield-No Waiver[1,6]	2.59%

Taxable-Equivalent Yield[7]	4.31%

12-Month Distribution Yield[1,3]	3.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.

[4]	As stated in the 11/15/08 prospectus, as amended 7/1/09. Net Expense: Expenses reduced by a contractual fee waiver, as stated in the prospectus. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 9

Schwab California Tax-Free YieldPlus Fundtm

The Schwab California Tax-Free YieldPlus Fund returned 1.14% for the reporting period, underperforming the benchmark Barclays Capital 1-Year Municipal Bond Index, which returned 3.85%. The majority of the underperformance was attributable to losses booked on auction rate securities held in the fund. Additionally, relative to the benchmark, the fund’s shorter duration positioning—a measure of the fund’s sensitivity to interest rate changes—detracted from performance as interest rates fell. Early in the period, spread widening impacted performance as the fund was overweight to credit sensitive issues. Non-government assets performed poorly during the extreme market conditions that occurred around the time of the Lehman Brothers bankruptcy due to investor risk aversion for these securities and a corresponding preference for U.S. Treasuries and other government-backed assets.

The fund’s total net assets declined by $63 million during the period (from $157 million to $94 million). Over ninety percent of this decline was due to redemptions. In order to increase the fund’s liquidity, portfolio management purchased additional short-term variable rate demand obligations.

As of 8/31/09:
 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Variable Rate Demand Notes	53.2%

Revenue Bonds	18.2%

General Obligation Bonds	11.9%

Put Bonds	7.8%

Auction Rate Securities	4.6%

Other	4.3%

By Credit Quality1

AAA	12.3%

AA	50.6%

A	7.3%

BBB	22.8%

Short-Term Ratings	6.5%

Unrated Securities	0.5%

Weighted Average Credit

Quality[3]	AA

By Maturity2

0-6 Months	64.1%

7-18 Months	22.4%

19-30 Months	8.5%

More than 30 Months	5.0%

Weighted Average Maturity[2]	0.5 yrs
Weighted Average Effective

Duration	0.5 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[2]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[3]	Calculation based on rated securities only.

10 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free YieldPlus Fundtm

Performance Summary as of 8/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab California Tax-Free YieldPlus Fundtm (12/16/04)	1.14%	-1.65%	-0.20%
Benchmark: Barclays Capital 1-Year Municipal Bond Index	3.85%	4.22%	3.42%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	2.91%	2.65%	2.66%

Fund Expense Ratios4: Net 0.49%; Gross 0.58%

 Style Assessment5

 Yields

30-Day SEC Yield[1]	1.41%

30-Day SEC Yield-No Waiver[1,6]	1.28%

Taxable-Equivalent Yield[7]	2.59%

12-Month Distribution Yield[1]	1.94%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.

[4]	As stated in the 11/15/08 prospectus, as amended 7/1/09. Net Expense: Expenses reduced by a contractual fee waiver, as stated in the prospectus. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (45.55%).

Schwab Tax-Free Bond Funds 11

Schwab California Tax-Free Bond Fundtm

The Schwab California Tax-Free Bond Fund returned 3.24% for the reporting period, underperforming the benchmark Barclays 7-Year General Municipal Bond Index, which returned 7.02%. The fund’s underperformance relative to the benchmark was primarily attributable to security selection and yield curve positioning, and occurred mainly in the first half of the period. A pronounced decline in yields on issuances with shorter-dated maturities relative to those with longer-dated maturities along the curve negatively impacted the fund. Issues exempt from California state income taxes also detracted; because the fund is California focused, it held a greater amount of issues exempt from California state income tax than the benchmark, which has a national focus. During the period, municipal bonds exempt from California state income taxes generally underperformed bonds issued in other states due to the California state budget concerns. In the latter six months of the period, performance improved on both a relative and absolute basis, as general market demand for municipal securities increased. Compared to the Morningstar Municipal California Intermediate/Short Bond category, which returned 2.91%, as indicated on the next page, the fund outperformed. Relative to the category, the fund was underweight certain credit sensitive issuances.

Throughout the period, the fund favored higher quality issuances, such as essential services bonds and local General Obligations (GOs). Value was more pronounced on longer-dated securities as Build America Bonds—bonds issued by a state, municipality, or U.S. Government and authorized by the American Recovery and Reinvestment Act of 2009—created supply and demand imbalances. For most of the period, credit spreads were attractive relative to comparable Treasury securities.

As of 8/31/09:
 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	57.8%

General Obligation Bonds	12.1%
Variable Rate Demand

Obligations	11.5%

Put Bonds	8.0%
Certificates of

Participation	6.2%

Other	2.4%

Bond Anticipation Notes	2.0%

By Credit Quality1

AAA	10.1%

AA	43.8%

A	31.0%

BBB	7.0%

BB	0.2%

Short-Term Ratings	5.4%

Unrated Securities	2.5%

Weighted Average Credit

Quality[3]	AA

By Maturity2

0-1 Year	16.7%

2-10 Years	53.1%

11-20 Years	22.4%

21-30 Years	7.4%

More than 30 Years	0.4%

Weighted Average Maturity[2]	6.8 yrs
Weighted Average Effective

Duration	5.0 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[2]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[3]	Calculation based on rated securities only.

12 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free Bond Fundtm

Performance Summary as of 8/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab California Tax-Free Bond Fundtm (2/24/92)	3.24%	3.54%	5.02%
Benchmark: Barclays Capital 7-Year Municipal Bond Index	7.02%	4.46%	5.44%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	2.91%	2.74%	4.06%

Fund Expense Ratios4: Net 0.49%; Gross 0.62%

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	3.32%

30-Day SEC Yield-No Waiver[1,6]	3.22%

Taxable-Equivalent Yield[7]	6.10%

12-Month Distribution Yield[1,3]	3.72%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.

[4]	As stated in the 11/15/08 prospectus, as amended 7/1/09. Net Expense: Expenses reduced by a contractual fee waiver, as stated in the prospectus. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (45.55%).

Schwab Tax-Free Bond Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning March 1, 2009 and held through August 31, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 3/01/09	at 8/31/09	3/01/09–8/31/09

Schwab Tax-Free YieldPlus Fundtm
Actual Return	0.49%	$1,000	$935.30	$2.39
Hypothetical 5% Return	0.49%	$1,000	$1,022.74	$2.50

Schwab Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,052.40	$2.53
Hypothetical 5% Return	0.49%	$1,000	$1,022.74	$2.50

Schwab California Tax-Free YieldPlus Fundtm
Actual Return	0.49%	$1,000	$1,002.60	$2.47
Hypothetical 5% Return	0.49%	$1,000	$1,022.74	$2.50

Schwab California Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,039.90	$2.52
Hypothetical 5% Return	0.49%	$1,000	$1,022.74	$2.50

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

14 Schwab Tax-Free Bond Funds

Schwab Tax-Free YieldPlus Fund tm

Financial Statements

Financial Highlights

	9/1/08–	9/1/07–	9/1/06–	9/1/05–	12/16/04 [2]–
	8/31/09	8/31/08	8/31/07[1]	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	9.20	9.87	9.96	9.97	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.19	0.37	0.33	0.28	0.16
Net realized and unrealized gains (losses)	(1.29)[3]	(0.68)	(0.09)	(0.01)	(0.03)

Total from investment operations	(1.10)	(0.31)	0.24	0.27	0.13
Less distributions:
Distributions from net investment income	(0.19)	(0.36)	(0.33)	(0.28)	(0.16)

Net asset value at end of period	7.91 [3]	9.20	9.87	9.96	9.97

Total return (%)	(12.13)[3]	(3.21)	2.45	2.73	1.31	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.48	0.49	0.49	0.28	[5]
Gross operating expenses	0.60	0.49	0.51	0.53	0.54	[5]
Net investment income (loss)	2.64	3.84	3.34	2.81	2.33	[5]
Portfolio turnover rate	70	61	45	55	18	[4]
Net assets, end of period ($ x 1,000,000)	44	175	654	489	435

1 Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Net realized and unrealized gains (losses), net asset value at end of period and total return would have been ($1.85), $7.35 and (18.35%), respectively, if payment from affiliate had not been included.
4 Not annualized.
5 Annualized.

See financial notes 15

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings as of August 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

22.7%	Fixed-Rate Obligations	9,965	10,004
76.4%	Variable-Rate Obligations	43,025	33,717

99.1%	Total Investments	52,990	43,721
0.9%	Other Assets and Liabilities, Net		384

100.0%	Net Assets		44,105

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 22.7% of net assets

ALABAMA 1.6%
Health Care Auth for Baptist Health
Bonds Series 2006D	5.00%	11/15/11		700	714

CALIFORNIA 4.6%
San Francisco
GO Bonds (San Francisco General Hospital) Series 2009A	4.00%	06/15/10		2,000	2,045

FLORIDA 0.2%
Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005B	5.00%	11/15/09	(a)	65	66

KANSAS 2.3%
Junction City
GO Temporary Notes Series 2009B	4.00%	06/01/10		1,000	1,019

LOUISIANA 1.3%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/11		550	573

MASSACHUSETTS 1.7%
Massachusetts Development Finance Agency
RB (Linden Ponds Facility) Series 2007A	5.00%	11/15/10		750	735

MICHIGAN 1.0%
Detroit
Sewage Disposal System Second Lien RB Series 2001D2	5.50%	01/01/12	(a)	170	173
West Bloomfield SD
GO Unlimited Tax Refunding Bonds Series 2009	5.00%	05/01/10	(a)	260	267

					440

16 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

NEW JERSEY 6.5%
Montville Township
GO Refunding Bonds	3.75%	07/15/11		505	533
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/10		640	662
General Improvement Refunding Bonds	4.00%	09/01/11		125	133
Somerset Cnty
GO Refunding Bonds Series 2009	2.25%	12/01/10		1,515	1,544

					2,872

OKLAHOMA 0.7%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	4.00%	09/01/11		290	302

TEXAS 0.5%
Denton Cnty
GO Refunding Bonds Series 2009	5.00%	02/15/11		200	211

WASHINGTON 2.3%
South Whidbey SD No. 206
Unlimited Tax GO Refunding Bonds Series 2009	3.00%	12/01/10		1,000	1,027

Total Fixed-Rate Obligations (Cost $9,965)					10,004

Variable-Rate Obligations 76.4% of net assets

ARIZONA 6.1%
Maricopa Cnty IDA
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	0.82%	09/10/09	(d)(e)(f)(g)	6,755	2,702

CALIFORNIA 21.1%
Association of Bay Area Governments
RB (Acacia Creek at Union City) Series 2008A	0.20%	09/01/09	(b)	1,000	1,000
California HFA
M/F Housing RB III Series 2000B	0.55%	09/01/09	(b)	2,000	2,000
California Statewide Communities Development Auth
COP (Eskaton Properties) Series 1999	0.82%	09/17/09	(d)(e)(f)	1,150	1,035
Irvine Assessment District
Consolidated GO (Improvement Districts No.140, 240, 105 & 250) Series 1993	0.12%	09/01/09	(a)	1,675	1,675
Martinez
M/F Housing Refunding RB (Muirwood Garden Apts) Series 2003A	0.15%	09/02/09	(a)	1,000	1,000
Modesto
Water Refunding Revenue COP Series 2008A	0.41%	09/03/09	(a)(b)(c)	1,300	1,300
Westminster Redevelopment Agency
Subordinate Tax Allocation Bonds (Police Facility) Series 2009	0.29%	09/03/09	(a)(b)(c)	1,300	1,300

					9,310

See financial notes 17

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

COLORADO 2.9%
Denver
Refunding COP Series 2008A1	0.12%	09/01/09	(b)	1,300	1,300

DISTRICT OF COLUMBIA 1.4%
Metropolitan Washington Airports Auth
Airport System RB Series 2009D1	0.30%	09/03/09	(a)	600	600

FLORIDA 1.8%
Broward Cnty SD/Board
COP Series 2007A	0.49%	09/03/09	(a)(b)(c)	795	795

GEORGIA 3.4%
Athens-Clark Cnty Development Auth
RB (Univ of Georgia Athletic Association) Series 2003	0.13%	09/01/09	(a)	1,500	1,500

MASSACHUSETTS 12.6%
Massachusetts
GO Bonds Consolidated Loan Series 2006A	0.17%	09/01/09	(b)	1,000	1,000
Massachusetts Health & Educational Facilities Auth
RB (Museum of Fine Arts) Series 2007A1	0.12%	09/01/09	(b)	1,500	1,500
RB (New England Medical Center Hospitals) Series G2	1.29%	01/04/10	(a)(d)(e)(f)	3,400	3,060

					5,560

NEW JERSEY 2.3%
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB Series 2	1.20%	09/03/09	(a)	1,000	1,000

NEW YORK 12.8%
Long Island Power Auth
Electric System General RB Series 2003J	0.48%	09/07/09	(a)(b)	1,000	1,000
New York City
GO Bonds Fiscal 2002 Series A6	0.12%	09/01/09	(a)(b)	1,700	1,700
GO Bonds Fiscal 2008 Series J4	0.24%	09/01/09	(b)(c)	200	200
GO Bonds Fiscal 2008 Series L5	0.24%	09/01/09	(b)	1,250	1,250
New York State HFA
State Personal Income Tax RB (Economic Development & Housing) Series 2005C	0.40%	09/02/09	(b)	1,500	1,500

					5,650

OKLAHOMA 7.2%
Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	0.70%	09/17/09	(d)(e)(f)(g)	8,000	3,200

PENNSYLVANIA 1.4%
Somerset Cnty
Bonds Series 2007	0.45%	09/03/09	(a)(b)	600	600

18 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings continued

Issuer		Maturity	Face Amount	Value
Type of Security, Series	Rate	Date*	($ x 1,000)	($ x 1,000)

TENNESSEE 3.4%
Clarksville Public Building Auth
Pooled Financing RB Series 2003	0.14%	09/01/09 (a)	1,500	1,500

Total Variable-Rate Obligations (Cost $43,025)				33,717

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/09, the tax basis cost of the fund’s investments was $52,990 and the unrealized appreciation and depreciation were $58 and ($9,327), respectively, with a net unrealized depreciation of ($9,269).

*	See Glossary for definition of maturity.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,595 or 8.2% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $9,997 or 22.7% of net assets.
(e)	Failed Auction Rate Bond – this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.
(f)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(g)	Security is in default.

COP	— Certificate of participation
GO	— General obligation
HFA	— Housing finance agency/authority
IDA	— Industrial development agency/authority
M/F	— Multi-family
RB	— Revenue bond
SD	— School district

See financial notes 19

 Schwab Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities
As of August 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $52,990)		$43,721
Cash		18
Receivables:
Investments sold		430
Interest	+	148

Total assets		44,317

Liabilities
Payables:
Investment adviser and administrator fees		1
Shareholder services fees to affiliate		1
Fund shares redeemed		166
Distributions to shareholders		10
Trustees’ fees		2
Accrued expenses	+	32

Total liabilities		212

Net Assets
Total assets		44,317
Total liabilities	—	212

Net assets		$44,105
Net Assets by Source
Capital received from investors		95,884
Net investment income not yet distributed		8
Net realized capital losses		(42,518)
Net unrealized capital losses		(9,269)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$44,105		5,578		$7.91

20 See financial notes

 Schwab Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2008 through August 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$2,847

Net Realized Gains and Losses
Net realized losses on investments		(10,681)
Net realized losses on futures contracts		(168)

Net realized losses		(10,849)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(6,635)

Other Increase and Decrease in Net Assets
Payment from affiliate		3,112

Expenses
Investment adviser and administrator fees		315
Transfer agent and shareholder service fees		105
Portfolio accounting fees		44
Professional fees		38
Registration fees		18
Trustees’ fees		9
Shareholder reports		6
Custodian fees		5
Interest expense		1
Other expenses	+	3

Total expenses		544
Expense reduction by adviser and Schwab	—	100
Custody credits	—	1

Net expenses		443

Increase (Decrease) in Net Assets from Operations
Total investment income		2,847
Net expenses	—	443

Net investment income		2,404
Net realized losses		(7,737)
Net unrealized losses	+	(6,635)

Decrease in net assets from operations		($11,968)

See financial notes 21

 Schwab Tax-Free YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		09/01/08-08/31/09	09/01/07-08/31/08
Net investment income		$2,404	$15,521
Net realized losses		(7,737)	(33,632)
Net unrealized gains (losses)	+	(6,635)	3,286

Decrease in net assets from operations		(11,968)	(14,825)

Distributions to shareholders
Distributions from net investment income		$2,387	$15,255

Transactions in Fund Shares

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,231	$37,238	15,488	$151,565
Shares reinvested		191	1,675	1,156	11,087
Shares redeemed	+	(17,892)	(155,705)	(63,858)	(611,535)

Net transactions in fund shares		(13,470)	($116,792)	(47,214)	($448,883)

Shares Outstanding and Net Assets

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,048	$175,252	66,262	$654,215
Total decrease	+	(13,470)	(131,147)	(47,214)	(478,963)

End of period		5,578	$44,105	19,048	$175,252

Net investment income not yet distributed / (Distributions in excess of net investment income)			$8		($3)

22 See financial notes

Schwab Tax-Free Bond Fund tm

Financial Statements

Financial Highlights

	9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–
	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	10.80	10.75	11.10	11.25	11.33

Income (loss) from investment operations:
Net investment income (loss)	0.39	0.45	0.44	0.44	0.45
Net realized and unrealized gains (losses)	0.32	0.05	(0.35)	(0.15)	(0.08)

Total from investment operations	0.71	0.50	0.09	0.29	0.37
Less distributions:
Distributions from net investment income	(0.39)	(0.45)	(0.44)	(0.44)	(0.45)

Net asset value at end of period	11.12	10.80	10.75	11.10	11.25

Total return (%)	6.80	4.79	0.82	2.70	3.29

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.48	0.59	0.65	0.65
Gross operating expenses	0.66	0.69	0.70	0.69	0.66
Net investment income (loss)	3.60	4.21	4.03	4.01	3.98
Portfolio turnover rate	211	199	29	23	1
Net assets, end of period ($ x 1,000,000)	251	108	93	92	93

See financial notes 23

 Schwab Tax-Free Bond Fund

Portfolio Holdings as of August 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

86.3%		Fixed-Rate Obligations	210,872	216,570
21.0%		Variable-Rate Obligations	52,611	52,748

107.3%		Total Investments	263,483	269,318
(7	.3)%	Other Assets and Liabilities, Net		(18,363)

100.0%		Net Assets		250,955

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 86.3% of net assets

ALABAMA 0.2%
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15	(a)	400	464

ARIZONA 5.5%
Maricopa Cnty Elementary SD No. 17
School Improvement Bonds (Project of 2006) Series 2008B	4.00%	07/01/14	(a)	95	101
Maricopa Cnty IDA
Health Facility RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12	(f)	3,000	3,079
Payson USD No.10
School Improvement Bonds (2006 Project) Series 2008B	3.00%	07/01/28	(f)	1,375	1,384
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		425	469
Sr Lien Wastewater System Refunding RB Series 2008	5.50%	07/01/24		540	601
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2008A	5.00%	01/01/38		3,000	3,088
Electric System RB Series 2009A	5.00%	01/01/24		2,000	2,174
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/13		590	605
Hospital RB Series 2009	5.00%	07/01/14		615	627
Hospital RB Series 2009	5.00%	07/01/15		295	298
Hospital RB Series 2009	5.50%	07/01/16		350	359
Hospital RB Series 2009	6.00%	07/01/18		500	534
Hospital RB Series 2009	5.75%	07/01/19		350	367

					13,686

CALIFORNIA 13.9%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955	1,049
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	1,000	1,122
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009	5.00%	11/01/39	(f)	1,500	1,553

24 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

California Health Facilities Financing Auth
RB (Childrens Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(f)	1,750	1,758
California Infrastructure & Economic Development Bank
RB (California Independent Systems Operator) Series 2009A	5.50%	02/01/30	(f)	1,000	1,004
California Statewide Communities Development Auth
Insured RB (St. Joseph Health System) Series 2000	4.50%	07/01/18	(a)(f)	2,590	2,681
El Cajon Public Financing Auth
RB (Sales Tax Supported Public Safety Financing) Series 2009A	4.00%	08/01/15		3,410	3,565
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	(a)(f)	2,705	2,999
Los Angeles Dept of Water & Power
Power System RB Series 2009B	5.25%	07/01/23		3,000	3,305
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	4.00%	04/01/16	(a)	700	730
Lease RB (Capital Equipment) Series 2009A	5.00%	04/01/17	(a)	1,950	2,142
Orange Cnty
Airport RB Series 2009B	5.00%	07/01/19		1,500	1,643
San Bernardino Cnty Transportation Auth
Sales Tax Revenue Notes (Limited Tax Bonds) Series 2009A	4.00%	05/01/12		2,500	2,628
Southern California Metropolitan Water District
Water RB Series 2009C	5.00%	07/01/31		4,395	4,636
Water RB Series 2009C	5.00%	07/01/35		875	906
Univ of California
General RB Series 2009Q	5.25%	05/15/26		3,000	3,227

					34,948

COLORADO 0.6%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(f)	1,000	1,089
RB (Catholic Health Initiatives) Series 2008D1	6.00%	10/01/23		350	384

					1,473

DISTRICT OF COLUMBIA 2.6%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(f)	2,000	2,180
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%	10/01/17		50	52
Public Utility Sr Lien RB Series 2009A	6.00%	10/01/35	(f)	2,000	2,182
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	1,000	1,116
Washington Metropolitan Area Transit Auth
Gross Revenue Transit Bonds Series 2009A	5.13%	07/01/32		1,000	1,024

					6,554

FLORIDA 4.2%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Healthcare) Series 2008D1	6.25%	12/01/18		500	535
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt Obligated Group) Series 2008A	6.10%	11/15/13	(f)	1,000	1,057
Kissimmee Utility Auth
Electric System Subordinate Refunding RB Series 2003	5.25%	10/01/18	(a)(e)	250	274
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	1,100	1,201

See financial notes 25

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Mid-Bay Bridge Auth
Refunding RB Series 2008A	5.00%	10/01/15	(a)	440	485
North Brevard Cnty Hospital District
Refunding RB (Parrish Medical Center) Series 2008	4.50%	10/01/11		60	61
Orlando Utilities Commission
Water & Electric RB Series 1996A	3.75%	10/01/13		1,900	1,998
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009	5.25%	10/01/18	(a)	2,500	2,758
Palm Beach Cnty Water & Sewer System
Water & Sewer RB (FPL Reclaimed Water Project) Series 2009	5.00%	10/01/39		250	253
Port St. Lucie
Refunding COP Series 2008	5.00%	09/01/13		1,845	1,981

					10,603

GEORGIA 0.9%
Fulton Cnty Development Auth
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(a)(f)	2,180	2,260

ILLINOIS 0.3%
Illinois Finance Auth
Refunding RB (Rush Univ Medical Center Obligated Group) Series 2006B	5.00%	11/01/13		700	743

INDIANA 2.2%
Indiana Finance Auth
Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C	5.00%	11/01/18		1,750	1,858
Hospital RB (Parkview Health System) Series 2009A	5.00%	05/01/10		1,010	1,030
Hospital RB (Parkview Health System) Series 2009A	5.00%	05/01/11		500	521
St. Joseph Cnty
Educational Facilities RB (Univ of Notre Dame Du Lac) Series 2008	3.88%	03/01/12		2,000	2,082

					5,491

IOWA 1.0%
Iowa Finance Auth
Health Facilities RB (Iowa Health System) Series 2005A	5.00%	02/15/12	(a)	1,200	1,268
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2001	2.10%	12/01/11		1,185	1,204

					2,472

KENTUCKY 0.8%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare System Obligated Group) Series 2009A	5.00%	08/15/18		1,000	1,079
Medical Center RB (King’s Daughters Medical Center) Series 2008C	4.50%	02/01/13		1,005	1,036

					2,115

LOUISIANA 2.6%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/11		2,400	2,501
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/12		3,775	3,980

					6,481

26 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

MARYLAND 0.1%
Maryland Housing & Community Development Dept
RB Series 1996A	5.88%	07/01/16		140	140

MASSACHUSETTS 2.4%
Chatham
GO Refunding Bonds	4.00%	07/01/13		285	311
GO Refunding Bonds	4.00%	07/01/14		210	230
GO Refunding Bonds	4.00%	07/01/15		250	276
GO Refunding Bonds	5.00%	07/01/16		250	291
GO Refunding Bonds	5.00%	07/01/17		395	462
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2005A	5.00%	07/01/14		850	967
Massachusetts Development Finance Agency
RB (Boston College) Series Q1	4.00%	07/01/16		950	1,021
RB (Linden Ponds Facility) Series 2007A	5.25%	11/15/15		950	824
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/12		120	118
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/13		340	331
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/14		105	101
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		375	353
Massachusetts State Turnpike
Turnpike RB 1993 Series A	5.00%	01/01/20	(a)	725	835

					6,120

MICHIGAN 1.5%
Delta Cnty Economic Development Corp
Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper) Series 2002	6.25%	04/15/12	(a)	1,000	1,125
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health Credit Group) Series 2008 A1	5.25%	12/01/15		1,500	1,628
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(a)	1,000	1,018

					3,771

MINNESOTA 1.9%
Southern Minnesota Municipal Power Agency
Power Supply System RB Series 2009A	4.00%	01/01/17		1,090	1,108
Power Supply System RB Series 2009A	5.00%	01/01/24		1,500	1,544
Power Supply System RB Series 2009A	5.50%	01/01/24		405	432
Stewartville ISD No. 534
GO Refunding Bonds Series A	4.00%	02/01/15		385	422
Univ of Minnesota
GO Bonds Series 2009C	4.00%	12/01/16		1,265	1,374

					4,880

MISSOURI 1.0%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13	(f)	1,600	1,678
Missouri Health & Educational Facilities Auth
RB (SSM Health Care) Series 2002A	5.25%	06/01/12		900	956

					2,634

See financial notes 27

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

NEVADA 2.7%
Clark Cnty
Passenger Facility Charge Subordinate Lien RB Series 2008A	5.00%	07/01/15		1,115	1,206
Clark Cnty SD
GO Limited Tax Building Bonds Series 2008A	5.00%	06/15/23	(f)	2,500	2,571
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(f)	2,000	2,235
Overton Power District No. 5
Special Obligation RB Series 2008	4.50%	12/01/10		100	101
Special Obligation RB Series 2008	4.75%	12/01/11		200	206
Special Obligation RB Series 2008	5.00%	12/01/12		210	217
Special Obligation RB Series 2008	5.75%	12/01/15		245	258

					6,794

NEW HAMPSHIRE 1.5%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		400	461
RB (Dartmouth College) Series 2009	5.25%	06/01/39		280	297
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38		1,000	1,013
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(f)	1,940	2,099

					3,870

NEW JERSEY 3.4%
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15		530	549
General Improvement Refunding Bonds	3.00%	12/01/16		320	333
General Improvement Refunding Bonds	3.00%	12/01/17		385	395
General Improvement Refunding Bonds	4.00%	12/01/18		400	437
General Improvement Refunding Bonds	3.50%	12/01/19		510	532
General Improvement Refunding Bonds	4.00%	12/01/22		565	604
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415	451
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18		185	219
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/28		500	518
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/29		200	206
New Jersey Educational Facilities Auth
Refunding RB (Princeton Theological Seminary) Series 2009B	5.00%	07/01/19		140	163
Refunding RB (Princeton Theological Seminary) Series 2009B	4.00%	07/01/20		300	322
New Jersey Health Care Facilities Financing Auth
Refunding RB (AHS Hospital) Series 1997A	6.00%	07/01/12	(a)(f)	2,000	2,247
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15	(a)	775	880
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/12		75	81
General Improvement Refunding Bonds	4.00%	09/01/13		125	137
General Improvement Refunding Bonds	4.00%	09/01/14		115	127
General Improvement Refunding Bonds	4.00%	09/01/15		185	204
General Improvement Refunding Bonds	4.00%	09/01/19		75	82

					8,487

28 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

NEW MEXICO 0.8%
Albuquerque
Subordinate Lien Airport Refunding RB Series 2008E	5.00%	07/01/12	(f)	1,250	1,310
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		600	646
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10	11

					1,967

NEW YORK 4.1%
Long Island Power Auth
Electric System General RB Series 2009A	5.00%	04/01/15		950	1,032
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	4.00%	11/15/18		1,000	1,073
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		360	416
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/12	(a)	60	68
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		1,000	1,140
RB (Orange Regional Medical Center Obligated Group) Series 2008	5.50%	12/01/11		420	419
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000	3,397
State Personal Income Tax RB Series 2009A	5.00%	02/15/39		2,000	2,044
New York State Urban Development Corp
State Personal Income Tax RB (Economic Development & Housing) Series 2009A1	5.00%	12/15/17		570	649

					10,238

NORTH CAROLINA 1.7%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		2,080	2,179
Mecklenburg Cnty
Limited Obligation Refunding Bonds Series 2009	5.00%	03/01/11	(e)	2,000	2,120

					4,299

OHIO 2.3%
Cleveland
Airport System RB Series 2009C	3.00%	01/01/11	(a)	3,300	3,347
Mahoning Cnty Career & Technical Center
COP Series 2008	6.25%	12/01/36		190	193
Ohio
Major New State Infrastructure RB Series 2008-1	5.00%	06/15/13		1,415	1,583
Major New State Infrastructure RB Series 2008-1	5.50%	06/15/15		500	582

					5,705

OKLAHOMA 0.5%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	1,130	1,238

OREGON 0.6%
Chemeketa Cnty Community College District
GO Bonds Series 2008	5.50%	06/15/24		500	564

See financial notes 29

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Columbia River Peoples’ Utility District
Electric System Revenue Obligations Series 2000B	5.50%	12/01/19	(a)	125	133
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	1,000	936

					1,633

PENNSYLVANIA 2.5%
Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/13	(a)	1,650	1,885
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	3.60%	03/01/10		2,310	2,310
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania) Series 2009A	5.00%	09/01/19		1,200	1,385
Philadelphia
Gas Works Refunding RB (1998 General Ordinance) Eighth Series A	4.00%	08/01/10		575	582

					6,162

PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Subordinate Series 2009A	5.00%	08/01/11		1,500	1,538

RHODE ISLAND 0.0%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 10A	6.50%	10/01/22	(f)	20	20

SOUTH CAROLINA 0.9%
Medical Univ Hospital Auth
Hospital Facilities Refunding RB Series 2002A	6.50%	08/15/12	(a)(f)	2,000	2,303

TENNESSEE 0.8%
Lewisburg IDB
Solid Waste Disposal RB (Waste Management) Series 2006	5.00%	01/04/10		2,000	2,004

TEXAS 14.7%
Alamo Community College District
Maintenance Tax Notes Series 2009	3.00%	02/15/11	(e)	5,920	6,097
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	3.00%	02/15/18	(e)	2,075	2,064
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%	02/15/19	(e)	745	790
Conroe ISD
Unlimited Tax Refunding Bonds Series 2004B	1.50%	02/15/12	(a)	350	351
Unlimited Tax Refunding Bonds Series 2004B	2.00%	02/15/13	(a)	450	454
Unlimited Tax Refunding Bonds Series 2004B	3.50%	02/15/19	(a)	1,000	1,023
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%	03/01/19		500	554
Fort Bend ISD
Unlimited Tax Refunding Bonds Series 2005	2.13%	02/15/10	(a)	575	579
Unlimited Tax Refunding Bonds Series 2005	2.00%	02/15/11	(a)	750	761
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		250	284

30 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%	03/01/18	(c)	2,000	1,986
Garland
Combination Tax & Revenue Certificates of Obligation Series 2009	5.00%	02/15/26		1,455	1,521
Combination Tax & Revenue Certificates of Obligation Series 2009	5.00%	02/15/27		1,530	1,589
Combination Tax & Revenue Certificates of Obligation Series 2009	5.00%	02/15/28		1,610	1,663
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital System) Series 2009B2	5.00%	06/01/13		3,000	3,279
Thermal Utility RB (TECO) Series 2009A	5.00%	11/15/11	(e)	200	214
Harris Cnty Hospital District
Refunding RB Series 2000	6.00%	02/15/16	(a)(f)	1,000	1,049
Houston
Combined Utility System First Lien Refunding RB Series 2004C1	5.00%	05/15/11	(f)	1,000	1,049
Public Improvement Refunding Bonds Series 2009A	5.00%	03/01/23	(e)	5,000	5,421
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		1,060	1,133
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		1,000	1,136
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		1,130	1,285
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		2,260	2,598

					36,880

VIRGINIA 1.7%
Fairfax Cnty IDA
Hospital RB (Inova Health Systems Foundation) Series 2009A	5.00%	05/15/17		640	699
Henrico Cnty
GO Public Refunding Bonds Series 2009	3.00%	03/01/16		1,190	1,244
GO Public Refunding Bonds Series 2009	3.00%	03/01/18		365	373
GO Public Refunding Bonds Series 2009	4.00%	03/01/18		750	824
Richmond
Public Utility RB Series 2009A	5.00%	01/15/25		980	1,060

					4,200

WASHINGTON 3.6%
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000	1,150
Kent SD No. 415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%	12/01/11		500	522
Seattle
Drainage & Wastewater Refunding RB Series 2002	5.25%	07/01/17		2,820	3,010
Washington
GO Bonds Series 1990A	6.75%	02/01/15		1,000	1,144
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2000A	6.00%	12/01/20	(a)(f)	3,000	3,122

					8,948

WISCONSIN 2.2%
Wisconsin
General Fund Annual Appropriation Bonds Series 2009A	6.00%	05/01/26		1,000	1,127

See financial notes 31

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/14	(e)	1,525	1,528
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/16	(e)	1,250	1,254
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18	(e)	500	499
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24	(e)	1,000	1,041

					5,449

Total Fixed-Rate Obligations (Cost $210,872)					216,570

Variable-Rate Obligations 21.0% of net assets

ALABAMA 1.0%
Chatom IDB
Gulf Opportunity Zone Bonds (Alabama Electric Coop) Series 2007A	4.00%	02/01/10	(a)	2,500	2,500

ARIZONA 0.6%
Ak-Chin Indian Community
Bonds Series 2008	0.33%	09/03/09	(a) (f)	1,400	1,400

CALIFORNIA 6.3%
California
Economic Recovery Bonds Series 2004C3	1.75%	09/01/09	(b) (f)	2,000	2,000
Economic Recovery Bonds Series 2004C4	1.65%	09/01/09	(b) (f)	3,000	3,000
California Dept of Water Resources
Power Supply RB Series 2005F4	0.10%	09/01/09	(a) (f)	1,200	1,200
Irvine Assessment District
Limited Obligation Improvement Bonds (Reassessment District No. 85-7) Series A	0.35%	09/01/09	(a)(b)	973	973
Modesto
Water Refunding Revenue COP Series 2008A	0.41%	09/03/09	(a)(b)(c)	3,000	3,000
Orange Cnty Sanitation District
Refunding COP Series 2000B	0.18%	09/01/09	(b)	1,000	1,000
Southern California Public Power Auth
Subordinate Refunding RB (Southern Transmission) Series 2001A	0.55%	09/02/09	(a)(b)	2,000	2,000
Westminster Redevelopment Agency
Subordinate Tax Allocation Bonds (Police Facility) Series 2009	0.29%	09/03/09	(a)(b)(c)	2,600	2,600

					15,773

COLORADO 0.8%
Denver
Refunding COP Series 2008A1	0.12%	09/01/09	(b)	1,900	1,900

DISTRICT OF COLUMBIA 0.6%
Metropolitan Washington Airports Auth
Airport System RB Series 2009D1	0.30%	09/03/09	(a)	1,600	1,600

FLORIDA 0.9%
Broward Cnty SD/Board
COP Series 2007A	0.49%	09/03/09	(a)(b)(c)	500	500

32 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Escambia Cnty
Solid Waste Disposal RB (Gulf Power) Second Series 2009	0.18%	09/01/09		1,675	1,675

					2,175

MARYLAND 0.4%
Montgomery Cnty
Economic Development RB (Institute for Genomic Research Facility) Series 2002	0.33%	09/03/09	(a)	1,100	1,100

MASSACHUSETTS 4.7%
Massachusetts
GO Bonds Consolidated Loan Series 2006A	0.17%	09/01/09	(b)	8,500	8,500
GO Bonds Consolidated Loan Series 2007A	0.78%	11/01/09	(d)(f)	2,500	2,250
Massachusetts Health & Educational Facilities Auth
RB (Museum of Fine Arts) Series 2007A1	0.12%	09/01/09	(b)	1,000	1,000

					11,750

NEW YORK 3.2%
New York City
GO Bonds Fiscal 2002 Series A6	0.12%	09/01/09	(a)(b)	2,000	2,000
GO Bonds Fiscal 2006 Series H1	0.35%	09/01/09	(a)	2,550	2,550
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2000 Series C	0.21%	09/01/09	(b)	3,600	3,600

					8,150

PENNSYLVANIA 1.5%
Somerset Cnty
Bonds Series 2007	0.45%	09/03/09	(a)(b)	3,800	3,800

WASHINGTON 1.0%
Energy Northwest
Electric Refunding RB (Project No. 1) Series 1993-1A1	0.35%	09/02/09	(a)	2,600	2,600

Total Variable-Rate Obligations (Cost $52,611)					52,748

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/09, the tax basis cost of the fund’s investments was $263,451 and the unrealized appreciation and depreciation were $6,155 and ($288), respectively, with a net unrealized appreciation of $5,867.

*	See Glossary for definition of maturity.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,022 or 3.6% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $3,186 or 1.3% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

See financial notes 33

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

COP	— Certificate of participation
GO	— General obligation
HFA	— Housing finance agency/authority
IDA	— Industrial development agency/authority
IDB	— Industrial development board
ISD	— Independent school district
RB	— Revenue bond
SD	— School district
S/F	— Single-family
USD	— Unified school district

34 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of August 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $263,483)		$269,318
Cash		256
Receivables:
Investments sold		9,385
Fund shares sold		2,222
Interest	+	1,994

Total assets		283,175

Liabilities
Payables:
Investments bought		31,814
Investment adviser and administrator fees		2
Shareholder services fees to affiliate		5
Distributions to shareholders		198
Fund shares redeemed		157
Trustees’ fees		2
Accrued expenses	+	42

Total liabilities		32,220

Net Assets
Total assets		283,175
Total liabilities	—	32,220

Net assets		$250,955
Net Assets by Source
Capital received from investors		244,330
Net investment income not yet distributed		53
Net realized capital gains		737
Net unrealized capital gains		5,835

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$250,955		22,573		$11.12

See financial notes 35

 Schwab Tax-Free Bond Fund

Statement of
Operations
For September 1, 2008 through August 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$6,170

Net Realized Gains and Losses
Net realized gains on investments		2,556
Net realized gains on futures contracts	+	6

Net realized gains		2,562

Net Unrealized Gains and Losses
Net unrealized gains on investments		4,146
Net unrealized losses on futures contracts	+	(13)

Net unrealized gains		4,133

Expenses
Investment adviser and administrator fees		453
Transfer agent and shareholder service fees		380
Portfolio accounting fees		53
Professional fees		30
Registration fees		28
Shareholder reports		28
Trustees’ fees		9
Custodian fees		9
Interest expense		1
Other expenses	+	3

Total expenses		994
Expense reduction by adviser and Schwab	—	253
Custody credits	—	2

Net expenses		739

Increase (Decrease) in Net Assets from Operations
Total investment income		6,170
Net expenses	—	739

Net investment income		5,431
Net realized gains		2,562
Net unrealized gains	+	4,133

Increase in net assets from operations		$12,126

36 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		09/1/08-08/31/09	09/1/07-08/31/08
Net investment income		$5,431	$4,190
Net realized gains (losses)		2,562	(1,278)
Net unrealized gains	+	4,133	1,719

Increase in net assets from operations		12,126	4,631

Distributions to shareholders
Distributions from net investment income		$5,390	$4,184

Transactions in Fund Shares

		09/1/08-08/31/09		09/1/07-08/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,610	$200,621	3,686	$39,724
Shares reinvested		305	3,279	241	2,587
Shares redeemed	+	(6,329)	(67,517)	(2,622)	(28,275)

Net transactions in fund shares		12,586	$136,383	1,305	$14,036

Shares Outstanding and Net Assets

		09/1/08-08/31/09		09/1/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,987	$107,836	8,682	$93,353
Total increase	+	12,586	143,119	1,305	14,483

End of period		22,573	$250,955	9,987	$107,836

Net investment income not yet distributed			$53		$1

See financial notes 37

Schwab California Tax-Free YieldPlus Fund tm

Financial Statements

Financial Highlights

	9/1/08–	9/1/07–	9/1/06–	9/1/05–	12/16/04[2]–
	8/31/09	8/31/08	8/31/07[1]	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	8.77	9.87	9.98	9.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17	0.33	0.32	0.27	0.15
Net realized and unrealized gains (losses)	(0.07)	(1.10)	(0.11)	0.03	(0.05)

Total from investment operations	0.10	(0.77)	0.21	0.30	0.10
Less distributions:
Distributions from net investment income	(0.17)	(0.33)	(0.32)	(0.27)	(0.15)

Net asset value at end of period	8.70	8.77	9.87	9.98	9.95

Total return (%)	1.14	(7.92)	2.16	3.06	1.03	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.45	0.45	0.46	0.28	[4]
Gross operating expenses	0.56	0.46	0.45	0.46	0.51	[4]
Net investment income (loss)	2.02	3.59	3.26	2.74	2.21	[4]
Portfolio turnover rate	41	17	38	70	52	[3]
Net assets, end of period ($ x 1,000,000)	94	157	1,053	768	516

1 Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

38 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings as of August 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

40.9%	Fixed-Rate Obligations	38,202	38,386
56.2%	Variable-Rate Obligations	53,023	52,668

97.1%	Total Investments	91,225	91,054
2.9%	Other Assets and Liabilities, Net		2,696

100.0%	Net Assets		93,750

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 40.9% of net assets

CALIFORNIA 40.9%
California
GO Bonds	5.75%	03/01/10	(a)	5,000	5,181
California Health Facilities Financing Auth
Insured RB (NCROC Paradise Valley Estates) Series 2005	3.50%	12/01/09	(a)	100	100
Insured RB (NCROC Paradise Valley Estates) Series 2005	3.75%	12/01/10	(a)	90	92
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.05%	12/01/11	(a)	100	102
RB (Sutter Health) Series 2008A	5.00%	08/15/12		1,325	1,406
California Infrastructure & Economic Development Bank
Refunding RB (J Paul Getty Trust) Series 2007A4	1.65%	04/01/11		1,500	1,507
California Statewide Communities Development Auth
Insured RB (Enloe Medical Center) Series 2008A	5.00%	08/15/11	(a)	675	708
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/10		2,455	2,468
RB (Daughters of Charity Health System) Series 2005G	5.25%	07/01/11		785	794
RB (Kaiser Permanente) Series 2004E	3.88%	04/01/10		1,500	1,530
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts Phase II) Series 2004	5.50%	05/15/10		595	595
Chula Vista Public Financing Auth
Refunding RB Series 2005A	4.00%	09/01/12	(a)	2,980	3,019
Corona-Norco USD
GO BAN 2009	3.50%	02/01/10		1,000	1,005
Del Mar Race Track Auth
RB Series 2005	5.00%	08/15/10		1,415	1,419
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B	5.63%	06/01/13	(a)	125	142
Marin Community College District
GO Bonds (2004 Election) Series B	3.00%	08/01/10		2,000	2,043
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009C	4.00%	02/08/11		1,000	1,025
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.50%	02/01/10		500	505
Water Refunding RB Series 2009	3.50%	02/01/11		80	81
Perris Public Financing Auth
2006 Tax Allocation RB	4.40%	10/01/10		480	475

See financial notes 39

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Riverside Cnty Transportation Commission
Sales Tax RB Series 2008A2	4.00%	12/01/09		3,000	3,024
San Diego Cnty
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/09		1,085	1,085
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/10		500	502
San Francisco
GO Bonds (San Francisco General Hospital) Series 2009A	4.00%	06/15/10		3,500	3,578
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes (Measure K) Series 2008	4.00%	04/01/11		4,000	4,113
San Mateo Cnty Joint Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	3.00%	07/15/10		500	510
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/11		500	523
Stockton USD
BAN Series 2009	4.00%	02/01/11		850	854

Total Fixed-Rate Obligations (Cost $38,202)					38,386

Variable-Rate Obligations 56.2% of net assets

CALIFORNIA 51.0%
Association of Bay Area Governments
RB (Branson School) Series 2008	0.55%	09/03/09	(a)	500	500
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2008E1	0.18%	09/03/09	(b)	2,400	2,400
California
Economic Recovery Bonds Series 2004C3	1.75%	09/01/09	(b)	1,500	1,500
California Dept of Water Resources
Power Supply RB Series 2008I-1	0.10%	09/01/09	(a)	2,000	2,000
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2003	0.45%	09/02/09	(a)	3,000	3,000
California Health Facilities Financing Auth
RB (Sutter Health) Series 2007A	1.39%	09/03/09	(b)(c)	3,000	3,000
California State Univ
RB Series 2005C	0.44%	09/03/09	(a)(b)(c)	2,000	2,000
California Statewide Communities Development Auth
COP (Eskaton Properties) Series 1999	0.82%	09/17/09	(d)(e)(f)	2,550	2,295
California Transit Finance Auth
Bonds Series 1997	0.70%	09/02/09	(a)(b)	2,815	2,815
Irvine Assessment District
Consolidated GO Bonds (Improvement Districts No.140, 240, 105 & 250) Series 1993	0.12%	09/01/09	(a)	2,000	2,000
Limited Obligation Improvement Bonds (Assessment District No.03-19) Series B	0.10%	09/01/09	(a)	2,300	2,300
Limited Obligation Improvement Bonds (Reassessment District No. 85-7) Series A	0.35%	09/01/09	(a)(b)	2,823	2,823
Irvine USD Community Facilities District No. 06-01
Special Tax Notes (Portola Springs) 2009	0.12%	09/01/09	(a)	4,250	4,250
Orange Cnty Sanitation District
COP Series 2003	0.31%	09/03/09	(b)(c)	3,000	3,000
Refunding COP Series 2000A	0.18%	09/01/09	(b)	2,985	2,985
Refunding COP Series 2000B	0.18%	09/01/09	(b)	1,000	1,000
Riverside
Water RB Series 2008A	0.21%	09/03/09	(b)	4,000	4,000
Southern California Metropolitan Water District
Water RB Series 2005B2	0.12%	09/01/09	(b)	3,000	3,000
Water Refunding RB Series 2004C	0.30%	09/03/09	(b)	1,500	1,500

40 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Sweetwater Union High SD
GO Bonds (Election of 2006) Series 2008A	0.49%	09/03/09	(a)(b)(c)	1,000	1,000
Westminster Redevelopment Agency
Subordinate Tax Allocation Bonds (Police Facility) Series 2009	0.29%	09/03/09	(a)(b)(c)	400	400

					47,768

PUERTO RICO 5.2%
Puerto Rico
GO Public Improvement Bonds Series 1996	1.07%	01/04/10	(a)(d)(e)(f)	2,000	1,900
GO Public Improvement Refunding Bonds Series 2004B4	0.70%	09/03/09	(a)(b)	3,000	3,000

					4,900

Total Variable-Rate Obligations (Cost $53,023)					52,668

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/09 the tax basis cost of the fund’s investments was $91,225 and the unrealized appreciation and depreciation were $239 and ($410), respectively, with a net unrealized depreciation of ($171).

*	See Glossary for definition of maturity.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,400 or 10.0% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $4,195 or 4.5% of net assets.
(e)	Failed Auction Rate Bond – this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.
(f)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

BAN	— Bond anticipation note
COP	— Certificate of participation
GO	— General obligation
RB	— Revenue bond
SD	— School district
USD	— Unified school district

See financial notes 41

 Schwab California Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities
As of August 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $91,225)		$91,054
Cash		434
Receivables:
Investments sold		1,646
Interest		611
Fund shares sold		77
Prepaid expenses	+	1

Total assets		93,823

Liabilities
Payables:
Investment adviser and administrator fees		4
Shareholder services fees to affiliate		2
Distributions to shareholders		29
Fund shares redeemed		3
Trustees’ fees		2
Accrued expenses	+	33

Total liabilities		73

Net Assets
Total assets		93,823
Total liabilities	—	73

Net assets		$93,750
Net Assets by Source
Capital received from investors		178,871
Net realized capital losses		(84,950)
Net unrealized capital losses		(171)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$93,750		10,780		$8.70

42 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2008 through August 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$2,875

Net Realized Gains and Losses
Net realized losses on investments		(760)
Net realized gains on futures contracts	+	19

Net realized losses		(741)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(454)

Expenses
Investment adviser and administrator fees		394
Transfer agent and shareholder service fees		141
Portfolio accounting fees		43
Professional fees		34
Trustees’ fees		9
Shareholder reports		8
Custodian fees		3
Registration fees		2
Interest expense		1
Other expenses	+	3

Total expenses		638
Expense reduction by adviser and Schwab	—	77

Net expenses		561

Increase (Decrease) in Net Assets from Operations
Total investment income		2,875
Net expenses	—	561

Net investment income		2,314
Net realized losses		(741)
Net unrealized losses	+	(454)

Increase in net assets from operations		$1,119

See financial notes 43

 Schwab California Tax-Free YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		09/01/08-08/31/09	09/01/07-08/31/08
Net investment income		$2,314	$20,327
Net realized losses		(741)	(81,083)
Net unrealized gains (losses)	+	(454)	10,964

Increase (Decrease) in net assets from operations		1,119	(49,792)

Distributions to shareholders
Distributions from net investment income		$2,314	$20,322

Transactions in Fund Shares

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		573	$5,006	9,953	$97,099
Shares reinvested		179	1,560	1,467	13,925
Shares redeemed	+	(7,837)	(68,298)	(100,295)	(937,529)

Net transactions in fund shares		(7,085)	($61,732)	(88,875)	($826,505)

Shares Outstanding and Net Assets

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,865	$156,677	106,740	$1,053,296
Total decrease	+	(7,085)	(62,927)	(88,875)	(896,619)

End of period		10,780	$93,750	17,865	$156,677

44 See financial notes

Schwab California Tax-Free Bond Fund tm

Financial Statements

Financial Highlights

	9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–
	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	11.37	11.30	11.66	11.84	11.78

Income (loss) from investment operations:
Net investment income (loss)	0.42	0.47	0.48	0.49	0.51
Net realized and unrealized gains (losses)	(0.07)	0.07	(0.30)	(0.17)	0.10

Total from investment operations	0.35	0.54	0.18	0.32	0.61
Less distributions:
Distributions from net investment income	(0.42)	(0.47)	(0.48)	(0.49)	(0.50)
Distributions from net realized gains	—	—	(0.06)	(0.01)	(0.05)

Total Distributions	(0.42)	(0.47)	(0.54)	(0.50)	(0.55)

Net asset value at end of period	11.30	11.37	11.30	11.66	11.84

Total return (%)	3.24	4.89	1.57	2.78	5.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.49	0.56	0.60	0.61
Gross operating expenses	0.60	0.61	0.61	0.60	0.61
Net investment income (loss)	3.82	4.16	4.15	4.19	4.27
Portfolio turnover rate	119	89	19	19	8
Net assets, end of period ($ x 1,000,000)	361	308	217	205	199

See financial notes 45

 Schwab California Tax-Free Bond Fund

Portfolio Holdings as of August 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

87.5%	Fixed-Rate Obligations	310,777	316,175
11.8%	Variable-Rate Obligations	42,814	42,654

99.3%	Total Investments	353,591	358,829
0.7%	Other Assets and Liabilities, Net		2,628

100.0%	Net Assets		361,457

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 87.5% of net assets

CALIFORNIA 86.9%
Acton-Agua Dulce USD
GO Bonds (2008 Election) Series A	5.00%	08/01/26	(a)(h)	1,190	1,242
Alameda Cnty
COP (Alameda Cnty Medical Center) Series 1998	5.38%	06/01/18	(a)(h)	3,400	3,453
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(a)(h)	1,170	1,182
Alameda-Contra Costa Transit District
COP (FHR Computer System Financing) Series 2007	4.00%	08/01/12	(h)	1,195	1,254
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	4.50%	08/01/13	(h)	1,000	1,076
Lease Refunding RB Series 2008	4.00%	08/01/14	(h)	1,000	1,053
Lease Refunding RB Series 2008	4.50%	08/01/17		1,215	1,293
Sr Lease RB Series 1997A	6.00%	09/01/24	(a)(h)	5,000	5,559
Water System RB Series 2008	5.00%	10/01/37		1,595	1,596
Association of Bay Area Governments
RB (Sharp HealthCare) Series 2009B	6.00%	08/01/24	(h)	1,000	1,013
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%	12/15/17	(a)	285	286
Banning USD
GO Bonds 2006 Election Series B	0.00%	08/01/25	(a)(i)	50	19
Beverly Hills USD
GO Bonds (2008 Election) Series 2009	0.00%	08/01/21	(i)	2,050	1,171
Brea Olinda USD
GO Bonds Series 1999A	5.60%	08/01/20	(h)	1,000	1,021
Burbank Public Finance Auth
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/13	(a)(h)	1,200	1,387
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/13	(a)	920	1,063
California
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		650	718
GO Bonds	5.63%	05/01/10	(a)	865	903
GO Bonds Series 2000	5.63%	05/01/18		50	51
GO Refunding Bonds Series 2000	5.63%	05/01/10	(a)	85	89
California Dept of Water Resources
Power Supply RB Series 2002A	5.75%	05/01/12	(a)(h)	3,000	3,393

46 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Power Supply RB Series 2002A	5.88%	05/01/12	(a)	1,235	1,401
Power Supply RB Series 2005G4	5.00%	05/01/16		3,200	3,592
Power Supply RB Series 2008H	4.50%	05/01/17		2,165	2,346
Water System RB (Central Valley) Series AE	5.00%	12/01/21		55	61
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009	5.00%	11/01/39		1,500	1,553
RB (Pomona College) Series 2009A	5.00%	01/01/24	(h)	2,000	2,232
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24		2,000	2,333
California Health Facilities Financing Auth
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.25%	12/01/12	(a)	100	102
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)	170	175
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)	200	207
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)	340	351
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)	200	205
Insured RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)	175	179
RB (Adventist Health System West) Series 2009C	5.00%	03/01/14		1,000	1,036
RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12		4,000	4,113
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(h)	3,485	3,674
RB (Scripps Health) Series 2008A	5.00%	10/01/17		2,515	2,631
RB (Scripps Health) Series 2008A	5.00%	10/01/18		3,000	3,106
RB (St. Joseph Health System) Series 2009A	5.75%	07/01/39		2,000	2,022
RB (St. Joseph Health System) Series 2009C	5.00%	10/16/14		3,000	3,156
RB (Sutter Health) Series 2008A	5.00%	08/15/12		1,705	1,809
California HFA
Home Mortgage RB Series 2008L	4.20%	08/01/16		1,075	1,092
Home Mortgage RB Series 2008L	4.35%	08/01/17		1,020	1,044
California Infrastructure & Economic Development Bank
RB (California Independent Systems Operator) Series 2009A	5.25%	02/01/21		3,000	3,064
RB (California Independent Systems Operator) Series 2009A	5.50%	02/01/30		1,000	1,004
RB (J. David Gladstone Institutes) Series 2001	5.50%	10/01/19		1,250	1,272
RB (Pacific Gas & Electric) Series G	3.75%	09/20/10	(h)	3,000	3,013
Refunding RB (J. Paul Getty Trust) Series 2007A1	2.50%	04/01/13	(h)	2,000	2,051
California Municipal Finance Auth
RB (High Tech High) Series 2008B	6.00%	07/01/28		845	684
Solid Waste Disposal RB (Waste Management) Series 2004	4.10%	03/01/10		2,750	2,755
California Pollution Control Financing Auth
Environmental Improvement Refunding RB (BP West Coast Products) Series 2009	2.60%	09/02/14	(g)	2,000	2,000
California State Public Works Board
Refunding RB (California State Univ) Series 1998A	5.00%	10/01/19		5,385	5,393
California Statewide Communities Development Auth
Collateralized RB Series 2001A	7.00%	04/20/36	(a)	3,920	4,190
COP (Internext Group) Series 1999	5.38%	04/01/17		3,720	3,364
Insured Health Facility RB (Los Angeles Jewish Home for the Aging) Series 2008	4.50%	11/15/13	(a)	2,750	2,795
Insured RB (Enloe Medical Center) Series 2008A	5.25%	08/15/12	(a)	975	1,043
Insured RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	250	272
Insured RB (St. Joseph Health System) Series 2000	4.50%	07/01/18	(a)	6,040	6,253
RB (Huntington Memorial Hospital) Series 2005	5.00%	07/01/18		6,190	6,249
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/19		3,000	3,057
Refunding RB (John Muir/Mt Diablo Health System) Series 2005A	5.00%	05/01/13	(a)	700	740
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		1,000	991
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts Phase II) Series 2008	5.00%	05/15/17		2,200	2,165
Central Valley Financing Auth Cogeneration
Refunding RB (Carson Ice Cogeneration) Series 2009	2.25%	07/01/10		3,955	4,003

See financial notes 47

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

Refunding RB (Carson Ice Cogeneration) Series 2009	3.00%	07/01/11		925	950
Colton Public Finance Auth
Special Tax RB Series 1996	5.45%	09/01/19	(a)	2,765	2,765
East Bay Regional Park District
2008 GO Refunding Bonds	5.00%	09/01/13		585	658
El Cajon Public Financing Auth
RB (Sales Tax Supported Public Safety Financing) Series 2009A	4.00%	08/01/15		4,000	4,182
Escondido
Revenue COP Series 2000A	6.00%	09/01/31		835	851
Evergreen Elementary SD
Bonds Series 2009	0.00%	08/01/22	(a)(i)	1,600	800
Fontana Redevelopment Agency
Tax Allocation Refunding Bonds (Jurupa Hills Redevelopment) Series 1997A	5.50%	10/01/19		3,300	3,300
Foothill-Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 1999	5.13%	01/15/19	(a)	4,225	3,877
Gilroy Public Facilities Financing Auth
BAN Series 2009	2.00%	09/01/10		5,000	5,038
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	(a)	7,565	8,387
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/23		3,255	3,441
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,725	1,802
Huntington Beach
Lease RB (Capital Improvement Financing) Series 2000A	5.50%	09/01/20	(a)	1,000	1,027
Imperial Community College District
TRAN 2009-2010	3.00%	05/31/10		2,000	2,013
Los Angeles Community College District
GO Bonds (Election of 2003) Series 2008F1	3.25%	08/01/14		1,050	1,100
GO Bonds (Election of 2008) Series 2009A	6.00%	08/01/33		2,000	2,174
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/17		1,340	1,349
Los Angeles Dept of Water & Power
Power System RB Series 2001A1	5.25%	07/01/14		1,355	1,444
Power System RB Series 2003A1	5.00%	07/01/16		3,560	3,916
Power System RB Series 2008A2	5.00%	07/01/13		500	558
Power System RB Series 2008A2	5.00%	07/01/16		1,060	1,203
Power System RB Series 2009B	5.25%	07/01/23		2,850	3,139
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%	08/01/14		175	190
Lease RB (Capital Equipment) Series 2009A	4.00%	04/01/14	(a)	955	1,011
Los Angeles USD
GO Bonds (Election of 2002) Series 2009D	5.00%	07/01/14		500	558
GO Bonds (Election of 2002) Series 2009D	4.00%	07/01/17		400	416
GO Bonds (Election of 2004) Series 2009I	5.00%	07/01/14		300	335
GO Bonds (Election of 2005) Series 2006C	5.00%	07/01/16		2,600	2,892
GO Bonds (Election of 2005) Series 2007E	5.00%	07/01/24	(a)	525	550
GO Bonds (Election of 2005) Series 2009F	4.00%	07/01/17		500	524
Lynwood Public Financing Auth
Lease Refunding RB (Public Capital Improvement) Series 2003	5.00%	09/01/18	(a)	1,000	1,038
M-S-R Public Power Agency
Subordinate Lien RB Series 2008L	5.00%	07/01/16	(a)	1,340	1,530
Subordinate Lien RB Series 2008L	5.00%	07/01/17	(a)	1,055	1,200
Malibu
City Hall COP Series 2009A	4.00%	07/01/14	(g)	70	76
City Hall COP Series 2009A	4.00%	07/01/16	(g)	100	107

48 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

City Hall COP Series 2009A	4.00%	07/01/17	(g)	100	106
City Hall COP Series 2009A	4.00%	07/01/18	(g)	75	78
City Hall COP Series 2009A	5.00%	07/01/20	(g)	175	193
City Hall COP Series 2009A	5.00%	07/01/21	(g)	110	120
City Hall COP Series 2009A	5.00%	07/01/22	(g)	150	161
City Hall COP Series 2009A	5.00%	07/01/32	(g)	870	880
City Hall COP Series 2009A	5.00%	07/01/39	(g)	2,100	2,097
Marin Community College District
GO Bonds (2004 Election) Series B	3.00%	08/01/10		1,000	1,021
Marina Joint Powers Financing Auth
M/F Housing RB (Abrams B Apts) Series 2006	3.90%	11/15/16	(a)	2,850	2,933
Menifee Union SD
GO Bonds 2008 Election Series A	5.50%	08/01/27		525	546
GO Bonds 2008 Election Series A	5.50%	08/01/29		180	185
Mt. Diablo Hospital District
Insured Hospital RB Series 1993A	5.00%	12/01/13	(a)	4,265	4,563
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	02/07/13		2,500	2,667
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	7.00%	05/01/13		1,000	1,084
Oakland Joint Powers Financing Auth
Reassessment RB Series 1999	5.50%	09/02/24		955	952
Oceanside Community Development Commission
M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A	4.45%	04/01/11	(a)	1,250	1,250
Ohlone Community College District
GO Bonds (Election of 2002) Series B	5.00%	08/01/24	(a)	2,590	2,714
Orange Cnty
Airport RB Series 2009B	5.00%	07/01/15		2,410	2,693
Airport RB Series 2009B	5.00%	07/01/16		1,000	1,115
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.75%	02/01/16		1,440	1,451
Water Refunding RB Series 2009	4.00%	02/01/17		1,465	1,473
Pasadena
Refunding COP Series 2008C	5.00%	02/01/18		1,170	1,193
Perris Public Financing Auth
Refunding RB Series 2007A	5.00%	09/01/24	(a)	1,065	968
Pomona
S/F Mortgage Refunding RB (GNMA & FHLMC Mortgage-Backed Securities) Series 1990B	7.50%	08/01/23	(a)	1,000	1,319
Redlands USD
GO Bonds (Election of 2008) Series 2008	5.00%	07/01/27	(a)	90	94
GO Bonds (Election of 2008) Series 2008	5.00%	07/01/28	(a)	60	62
Rio Hondo Community College District
GO Bonds (2009 Election) Series B	0.00%	08/01/31	(i)	1,500	369
GO Bonds (2009 Election) Series B	0.00%	08/01/32	(i)	1,365	315
Riverside Cnty Transportation Commission
Sales Tax RB Series 2008A2	4.00%	12/01/09	(h)	5,000	5,040
Sacramento Cogeneration Auth
Refunding RB (Procter & Gamble) Series 2009	4.00%	07/01/11		535	559
Sacramento Finance Auth
Capital Improvement RB Series 1999	5.88%	12/01/09	(a)(h)	1,000	1,034
Lease RB (CA EPA Building) Series 1998A	5.25%	05/01/19		1,375	1,387
San Bernardino Cnty Transportation Auth
Sales Tax Revenue Notes (Limited Tax Bonds) Series 2009A	4.00%	05/01/12		5,500	5,782
San Bernardino Community College District
GO Bonds (2008 Election) Series A	6.25%	08/01/33		1,000	1,098

See financial notes 49

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

San Diego Public Facilities Financing Auth
Water Refunding RB Series 2009A	5.00%	08/01/26		700	731
San Diego Regional Building Auth
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.00%	02/01/13	(h)	900	926
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.25%	02/01/14		80	83
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/15		250	266
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/16		415	433
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/17		890	918
San Diego USD
GO Bonds (Election of 2008) Series 2009A	0.00%	07/01/19	(i)	3,840	2,494
San Francisco
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/15		1,000	1,086
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/17		1,000	1,078
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/21		4,225	4,371
San Francisco Bay Area Rapid Transit District
GO Bonds (Election of 2004) Series 2007B	5.00%	08/01/24		5,300	5,757
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes (Measure K) Series 2008	4.00%	04/01/11		4,575	4,705
San Lorenzo Valley USD
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/27	(a)(i)	1,000	336
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/28	(a (i)	700	218
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/30	(a)(i)	350	94
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/31	(a)(i)	1,000	247
San Luis Obispo Cnty Finance Auth
RB (Lopez Dam Improvement) Series 2000A	5.38%	08/01/24	(a)	100	100
San Mateo Cnty Joint Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/12		500	529
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		875	907
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20		650	685
Santa Clara Cnty Financing Auth
Insured RB (El Camino Hospital) Series 2007A	5.00%	02/01/15		85	90
Insured RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		125	132
Insured RB (El Camino Hospital) Series 2007B	5.00%	02/01/16		200	212
Insured RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115	122
Insured RB (El Camino Hospital) Series 2007B	5.00%	02/01/18		110	115
Insured RB (El Camino Hospital) Series 2007C	5.00%	02/01/15		100	106
Insured RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300	317
Lease RB (VMC Facility) Series 1994A	7.75%	11/15/10	(a)	1,460	1,572
Santa Clara Redevelopment Agency
1992 Tax Allocation Refunding Bonds (Bayshore North)	7.00%	07/01/10	(a)	340	346
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB (Measure A) Series 2007A	5.00%	04/01/25		1,840	1,932
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36		1,000	1,057
Santa Monica Community College District
GO Bonds (Election of 2004) Series 2009C	5.25%	08/01/22		500	552
Santa Monica-Malibu USD
GO Bonds (Election of 2006) Series B	5.00%	08/01/17		115	132
GO Bonds (Election of 2006) Series B	5.00%	08/01/18		200	228
GO Bonds (Election of 2006) Series B	5.00%	08/01/19		200	227
Santa Rosa
Wastewater RB Series 2008A	5.25%	09/01/25	(a)	90	96

50 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

South Orange Cnty Public Financing Auth
Special Tax RB Series 1999A	5.25%	08/15/18	(a)	6,995	7,070
Southern California Metropolitan Water District
Water RB Series 2009C	5.00%	07/01/31		5,605	5,912
Water RB Series 2009C	5.00%	07/01/35		1,525	1,579
Water RB (2008 Authorization) Series A	4.00%	01/01/16		75	82
Water Refunding RB Series 1993A	5.75%	07/01/21		1,000	1,157
Stockton USD
BAN Series 2009	4.00%	02/01/11		2,000	2,009
Taft City Elementary SD
GO Bonds Series 2001A	4.90%	08/01/20	(a)	1,030	1,052
Tuolumne Wind Project Auth
RB (Tuolumne Co) Series 2009A	5.00%	01/01/19		2,475	2,582
RB (Tuolumne Co) Series 2009A	5.00%	01/01/22		2,000	2,033
Univ of California
General RB Series 2009Q	5.25%	05/15/26		6,030	6,486
Ventura Cnty
COP (Public Financing Auth III) 2009	5.00%	08/15/18		1,500	1,569
Victor Valley Community College District
GO Bonds (Election of 2008) Series 2009A	5.38%	08/01/29		5,230	5,511
GO Bonds (Election of 2008) Series 2009A	5.00%	08/01/31		1,000	1,011
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/12	(a)	2,000	2,250
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		1,000	1,035
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,000	2,052
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,000	2,032

					314,125

PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Subordinate Series 2009A	5.00%	08/01/11		2,000	2,050

Total Fixed-Rate Obligations (Cost $310,777)					316,175

Variable-Rate Obligations 11.8% of net assets

CALIFORNIA 11.8%
Association of Bay Area Governments
RB (Brandeis Hillel Day School) Series 2001	0.55%	09/03/09	(a)	465	465
Refunding RB (Casa De Las Campanas) Series 2007A	0.13%	09/01/09	(a)(h)	4,000	4,000
California
Economic Recovery Bonds Series 2004C3	1.75%	09/01/09	(b)	4,000	4,000
Economic Recovery Bonds Series 2004C4	1.65%	09/01/09	(b)	2,000	2,000
GO Bonds Series 2004B3	0.16%	09/01/09	(a)	1,100	1,100
California Dept of Water Resources
Power Supply RB Series 2002B1	0.10%	09/01/09	(a)	500	500
Power Supply RB Series 2002B2	0.08%	09/01/09	(a)	2,000	2,000
Power Supply RB Series 2005F2	0.12%	09/01/09	(a)	3,000	3,000
Power Supply RB Series 2008I-2	0.10%	09/01/09	(a)	2,000	2,000
California Educational Facilities Auth
RB (Chapman Univ) Series 2000	0.45%	09/02/09	(a)	300	300

See financial notes 51

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)

California HFA
M/F Housing RB III Series 2000B	0.55%	09/01/09	(b)	1,995	1,995
M/F Housing RB III Series 2000D	1.80%	09/01/09	(b)	1,070	1,070
California Statewide Communities Development Auth
COP (Eskaton Properties) Series 1999	0.82%	09/17/09	(d)(e)(f)	1,600	1,440
RB (The Center for Early Education) Series 2001	0.55%	09/03/09	(a)	100	100
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 93-14) Series 2000	0.16%	09/01/09	(a)	3,300	3,300
Limited Obligation Improvement Bonds (Reassessment District No. 85-7) Series A	0.35%	09/01/09	(a)(b)	2,434	2,434
Los Angeles
COP (Windward School) Series 2007A	0.55%	09/03/09	(a)	250	250
Los Angeles USD
GO Bonds (Election of 2002) Series 2009D & GO Bonds (Election of 2004) Series 2009I	0.29%	09/03/09	(b)(c)	1,700	1,700
Northern California Transmission Agency
Transmission Project Refunding RB Series 2002A	0.70%	09/03/09	(a)(b)	1,300	1,300
Southern California Public Power Auth
Subordinate Refunding RB (Southern Transmission) Series 2001A	0.55%	09/02/09	(a)(b)	4,500	4,500
Univ of California
Medical Center Pooled RB Series 2007B2	0.08%	09/01/09	(b)	4,000	4,000
Westminster Redevelopment Agency
Subordinate Tax Allocation Bonds (Police Facility) Series 2009	0.29%	09/03/09	(a)(b)(c)	1,200	1,200

Total Variable-Rate Obligations (Cost $42,814)					42,654

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/09, the tax basis cost of the fund’s investment was $353,575 and the unrealized appreciation and depreciation were $6,908 and ($1,654), respectively, with a net unrealized appreciation of $5,254.

*	See Glossary for definition of maturity.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,900 or 0.8% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $1,440 or 0.4% of net assets.
(e)	Failed Auction Rate Bond - this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.
(f)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(g)	Delayed-delivery Security.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Zero Coupon Bond.

BAN	— Bond anticipation note
COP	— Certificate of participation
GO	— General obligation
HFA	— Housing finance agency/authority
M/F	— Multi-family
RB	— Revenue bond
SD	— School district
S/F	— Single-family
TRAN	— Tax and revenue anticipation note
USD	— Unified school district

52 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of August 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $353,591)		$358,829
Cash		23
Receivables:
Investments sold		13,141
Interest		3,502
Fund shares sold	+	1,287

Total assets		376,782

Liabilities
Payables:
Investments bought		14,858
Investment adviser and administrator fees		6
Shareholder services fees to affiliate		7
Distributions to shareholders		350
Fund shares redeemed		57
Trustees’ fees		2
Accrued expenses	+	45

Total liabilities		15,325

Net Assets
Total assets		376,782
Total liabilities	—	15,325

Net assets		$361,457
Net Assets by Source
Capital received from investors		359,370
Net investment income not yet distributed		115
Net realized capital losses		(3,266)
Net unrealized capital gains		5,238

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$361,457		31,985		$11.30

See financial notes 53

 Schwab California Tax-Free Bond Fund

Statement of
Operations
For September 1, 2008 through August 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$13,565

Net Realized Gains and Losses
Net realized losses on investments		(2,546)

Net Unrealized Gains and Losses
Net unrealized gains on investments		877

Expenses
Investment adviser and administrator fees		944
Transfer agent and shareholder service fees		790
Portfolio accounting fees		61
Professional fees		33
Shareholder reports		31
Trustees’ fees		12
Custodian fees		10
Registration fees		4
Interest expense		1
Other expenses	+	6

Total expenses		1,892
Expense reduction by adviser and Schwab	—	348
Custody credits	—	1

Net expenses		1,543

Increase (Decrease) in Net Assets from Operations
Total investment income		13,565
Net expenses	—	1,543

Net investment income		12,022
Net realized losses		(2,546)
Net unrealized gains	+	877

Increase in net assets from operations		$10,353

54 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		09/01/08-08/31/09	09/01/07-08/31/08
Net investment income		$12,022	$10,632
Net realized losses		(2,546)	(342)
Net unrealized gains	+	877	1,663

Increase in net assets from operations		10,353	11,953

Distributions to shareholders
Distributions from net investment income		$11,959	$10,624

Transactions in Fund Shares

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,493	$171,613	12,230	$139,008
Shares reinvested		656	7,245	534	6,056
Shares redeemed	+	(11,217)	(123,414)	(4,893)	(55,598)

Net transactions in fund shares		4,932	$55,444	7,871	$89,466

Shares Outstanding and Net Assets

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,053	$307,619	19,182	$216,824
Total increase	+	4,932	53,838	7,871	90,795

End of period		31,985	$361,457	27,053	$307,619

Net investment income not yet distributed			$115		$—

See financial notes 55

 Schwab Tax-Free Bond Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)
Schwab Tax-Free YieldPlus Fund Schwab Tax-Free Bond Fund Schwab California Tax-Free YieldPlus Fund Schwab California Tax-Free Bond Fund Schwab YieldPlus Fund Schwab Short-Term Bond Market Fund	Schwab Premier Income Fund Schwab Total Bond Market Fund Schwab GNMA Fund Schwab Inflation Protected Fund Schwab 1000 Index Fund Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with the principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which an approved pricing source is unable to provide a price: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees. In the determination of a fair valuation, the guidelines include, but are not limited to, the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures contracts: open contracts are valued at their settlement prices as of the close of their exchanges.

Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective September 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 15, 2009, the funds adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

56

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Various inputs are used on determining the value of the funds’ investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of August 31, 2009:

Schwab Tax-Free YieldPlus Fund

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations — (a)	$—	$10,004	$—	$10,004
Variable-Rate Obligations — (a)	—	12,945	—	12,945
Arizona	—	—	2,702	2,702
California	—	8,275	1,035	9,310
Massachusetts	—	2,500	3,060	5,560
Oklahoma	—	—	3,200	3,200

Total	$—	$33,724	$9,997	$43,721

 57

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
			Unrealized	Net
	Balance as of	Realized	Appreciation	Purchases	Balance as of
Investments in Securities	August 31, 2008	Gain (Loss)	(Depreciation)	(Sales)	August 31, 2009

Variable-Rate Obligations
Arizona	$6,755	$—	($4,053)	$—	$2,702
California	1,200	—	(115)	(50)	1,035
Massachusetts	3,400	—	(340)	—	3,060
Oklahoma	8,000	—	(4,800)	—	3,200
Washington	1,400	(61)	—	(1,339)	—

Total	$20,755	($61)	($9,308)	($1,389)	$9,997

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying statement of operations. Net unrealized gains (losses) relate to those financial instruments held by the Fund at August 31, 2009.

Schwab Tax-Free Bond Fund

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations — (a)	—	$216,570	—	$216,570
Variable-Rate Obligations — (a)	—	52,748	—	52,748

Total	—	$269,318	—	$269,318

Schwab California Tax-Free YieldPlus Fund

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations — (a)	$—	$38,386	$—	$38,386
Variable-Rate Obligations — (a)
California	—	43,973	3,795	47,768
Puerto Rico	—	3,000	1,900	4,900

Total	$—	$85,359	$5,695	$91,054

58

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
			Unrealized	Net
	Balance as of	Realized	Appreciation	Purchases	Balance as of
Investments in Securities	August 31, 2008	Gain (Loss)	(Depreciation)	(Sales)	August 31, 2009

Variable-Rate Obligations
California	$27,175	$—	($255)	($23,125)	$3,795
Puerto Rico	10,500	(572)	(100)	(7,928)	1,900

Total	$37,675	($572)	($355)	($31,053)	$5,695

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying statement of operations. Net unrealized gains (losses) relate to those financial instruments held by the Fund at August 31, 2009.

Schwab California Tax-Free Bond Fund

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations — (a)	$—	$316,175	$—	$316,175
Variable-Rate Obligations California	—	41,214	1,440	42,654

Total	$—	$357,389	$1,440	$358,829

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Change in
		Unrealized	Net
	Balance as of	Appreciation	Purchases	Balance as of
Investments in Securities	August 31, 2008	(Depreciation)	(Sales)	August 31, 2009

Variable-Rate Obligations
California	$1,650	($160)	($50)	$1,440

Total	$1,650	($160)	($50)	$1,440

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying statement of operations. Net unrealized gains (losses) relate to those financial instruments held by the Fund at August 31, 2009.

*	The fund had no Other Financial Instruments.
(a)	as categorized in Portfolio Holdings.

(b) Portfolio Investments:

Derivatives: The funds may enter into futures contracts to help manage the effects of interest rate changes. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

 59

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses.

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective November 15, 2008. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the funds may use include futures contracts. At the end of the report period, the funds do not hold any derivatives.

Delayed-delivery securities: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Corp., under which the funds receive a credit for their uninvested cash balances to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

60

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No 162” (“SFAS 168”). SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codification” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States. All guidance contained in the Codification carries an equal level of authority. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. Management has evaluated this new statement, and has determined that it will not have a significant impact on the determination or reporting of the funds’ financial statements.

3. Risk Factors:

The funds invest primarily in investment-grade municipal securities. These investments may involve certain risks including, but not limited to, those described below:

Market risk. Bond markets and the values of the securities owned by the funds raise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the funds will fluctuate, which means that you could lose money.

Interest rate risk. The funds are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the fund’s share price to fall. Assuming a one year duration for a fund, a 2% increase in interest rates would result in approximately a 2% decrease in the fund’s share price. This risk is greater when the fund holds bonds with longer maturities.

Credit risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause a fund’s share price to fall. Although the funds invest primarily in investment-grade securities, a fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

Municipal securities risk. The funds primarily invest in municipal securities whose interest, in the opinion of the securities’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this

 61

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

3. Risk Factors (continued):

opinion is correct, and there is no assurance that the IRS will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. The funds may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities financing similar projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, may affect similar projects and the overall municipal securities market. National governmental or court actions, such as the elimination of tax-exempt status, also could affect fund performance.

Prepayment and extension risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the funds may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Derivatives risk. The funds may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and
Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each Fund’s average daily net assets described as follows:

			California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Average daily net assets	YieldPlus Fund*	Bond Fund	YieldPlus Fund*	Bond Fund

First $500 million	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%

*	Prior to July 1, 2009, these fees were 0.35% for the average net assets less than $500 million, and 0.30% for the average net assets more than $500 million.

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and during the reporting period was the trust’s transfer agent and shareholder services agent. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds. Prior to July 1, 2009, BFDS served as the funds’ sub-transfer agent.

For the transfer agent and shareholder services, Schwab was entitled to receive an annual fee payable monthly based on the funds’ average daily net assets as follows:

			California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

Transfer Agent Fees	0.05%	0.05%	0.05%	0.05%
Shareholder Service Fees	0.05%	0.20%	0.05%	0.20%

62

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Effective July 1, 2009, the trust adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. Pursuant to the Plan, the funds pays Schwab to provide certain account maintenance, customer liaison and shareholder services to funds’ shareholders. Under the Plan, Schwab is entitled to receive an annual fee payable monthly based on the average daily net assets, as follows:

			California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the adviser to the funds, which may only be amended or terminated with approval of the funds’ Board of Trustees as follows:.

		California	California
Tax-Free	Tax-Free	Tax-Free	Tax-Free
YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

0.49%	0.49%	0.49%	0.49%

The funds may engage in certain transactions involving related parties, including a related party owning shares of the funds. As of August 31, 2009, the Charles Schwab Corp. owned 900,712 shares of Schwab Tax-Free YieldPlus Fund, in the amount of $7,124,628 or 16.2% of the fund’s total value.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

On August 19, 2009, the Charles Schwab Corporation made a payment of $3,112,420 to the Schwab Tax-Free YieldPlus Fund. This payment represented 6.9% of the fund’s net assets on that date.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the period ended August 31, 2009, each fund’s total aggregate security transactions with other Schwab Funds were as follows: (dollar amounts x 1,000)

Tax-Free YieldPlus Fund	$80,338
Tax-Free Bond Fund	65,142
California Tax-Free YieldPlus Fund	86,940
California Tax-Free Bond Fund	106,388

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

 63

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

6. Borrowing from Banks (continued):

The funds had no borrowing from the lines of credit during the period. However, certain funds utilized their overdraft facility and incurred interest expenses, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

7. Purchases and Sales of Investment Securities:

       (All dollar amounts are x 1,000)

For the period ended August 31, 2009, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Tax-Free YieldPlus Fund	$49,103	$141,334
Tax-Free Bond Fund	417,484	310,284
California Tax-Free YieldPlus Fund	27,947	79,377
California Tax-Free Bond Fund	399,068	362,082

8. Federal Income Taxes:

       (All dollar amounts are x 1,000)

As of August 31, 2009, the components of distributable earnings on a tax-basis were as follows:

			California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

Undistributed tax-exempt income	$18	$251	$29	$465
Undistributed ordinary income	—	704	—	—
Undistributed long-term capital gains	—	—	—	—
Unrealized appreciation	58	6,155	239	6,908
Unrealized depreciation	(9,327)	(288)	(410)	(1,654)
Net unrealized appreciation/(depreciation)	($9,269)	$5,867	($171)	$5,254

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2009, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration date:

			California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expires	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

2014	$159	$—	$476	$—
2015	669	—	1,630	—
2016	601	—	1,698	225
2017	33,578	—	80,476	2,901

Total	$35,007	$—	$84,280	$3,126

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2009, capital losses deferred for each fund were as follows:

			California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

Capital losses utilized	—	$1,006	—	—
Deferred capital losses	$7,511	—	$671	$157

64

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

The tax-basis components of distributions paid during the current and prior fiscal years were:

			California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

Current period distributions
Tax-exempt income	$2,387	$5,379	$2,314	$11,959
Ordinary income	—	11	—	—
Long-term capital gains	—	—	—	—

Prior period distributions
Tax-exempt income	15,251	4,183	20,322	10,624
Ordinary income	4	1	—	—
Long-term capital gains	—	—	—	—

The permanent book and tax basis differences, which are mainly due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums, may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2009, the funds made the following reclassifications:

			California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

Capital shares	$—	($145)	$—	($88)
Undistributed net investment income	(6)	11	—	52
Net realized capital gains and losses	6	134	—	36

As of August 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended August 31, 2009, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events

As of October 19, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Tax-Free YieldPlus Fund, Schwab Tax-Free Bond Fund, Schwab California Tax-Free YieldPlus Fund and Schwab California Tax-Free Bond Fund (four of the funds constituting Schwab Investments, hereafter referred to as the “Funds”) at August 31, 2009, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2009

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Other Federal Tax Information: (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended August 31, 2009.

Percentage

Schwab Tax-Free YieldPlus Fund	100%
Schwab Tax-Free Bond Fund	99.8%
Schwab California Tax-Free YieldPlus Fund	100%
Schwab California Tax-Free Bond Fund	100%

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including Schwab Tax-Free YieldPlus Fund, Schwab Tax-Free Bond Fund, Schwab California Tax-Free YieldPlus Fund and Schwab California Tax-Free Bond Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on April 27, 2009, and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2. each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable,

68

and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered a commitment by CSIM to reduce the contractual management fees of the Schwab Tax-Free YieldPlus Fund and the Schwab California Tax-Free YieldPlus Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered to the existing contractual investment advisory fee schedules relating to Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond and CSIM’s agreement to revised contractual investment advisory fee schedules relating to Schwab Tax-Free YieldPlus Fund and Schwab California Tax-Free YieldPlus Fund, in each case, that include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of August 31, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	67	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties Board 2–Director, TOUSA Board 3–Director, Harris-Stratex Networks Board 4–Director, Globalstar, Inc. Board 5– Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	67	Board 1–Lead Independent Director, Board of Cooper Industries Board 2–Director and Chairman of the Audit Committee of Oneok Partners LP Board 3–Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	67	None

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc., 2008 to present; Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc., until June 2005.	67	Board 1–Director and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	67	None

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Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	67	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	67	None

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

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Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

 73

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

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Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2009 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13656-12

Schwab YieldPlus Fund ®

Annual Report
August 31, 2009

This page is intentionally left blank.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab YieldPlus Fund® (Ticker Symbol: SWYSX)	-18.72%*

Benchmark: Barclays Capital U.S. Short Treasury: 9-12 Months Index[1]	2.64%
Fund Category: Morningstar Ultrashort Bond	-0.26%

Performance Details	pages 6-7

Minimum Initial Investment[2]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

*	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

[1]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Barclays Capital U.S. Short Treasury 9-12 Months Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.

[2]	Please see prospectus for further detail and eligibility requirements.

2 Schwab YieldPlus Fund

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, investors have had to endure the continuing effects of a recessionary economy. Volatile equity prices, low yields on government-backed securities, and lingering liquidity challenges stemming from the credit crisis have been among the numerous market challenges.

The first six months of the reporting period were characterized by risk aversion with regard to non-government securities, such as mortgage-backed securities, and preference for government-backed assets, such as U.S. Treasuries. The latter half of the period was marked by a rebound in prices of many securities that had previously been depressed and a return to risk taking, as markets responded to government stimulus and support measures.

Volatile market conditions and redemptions continued to have a negative impact on the Schwab YieldPlus Fund, causing the fund’s net asset value (NAV) to decline during the reporting period. For more details about the fund’s performance, please read the portfolio managers’ commentary on the following pages.

To ensure that your portfolio allocations represent your goals and tolerance for risk, we encourage you to seek the guidance and support of your Schwab Financial Consultant or your independent investment advisor. You can reach Schwab Fixed Income Specialists at 1-877-563-7818, or Client Service Specialists at 1-800-435-4000.

Sincerely,

Schwab YieldPlus Fund 3

The Investment Environment

The reporting period was characterized by two competing trends—risk aversion and risk taking—framed by economic recession. During the first six months, risk aversion was a common theme as the government takeover of Freddie Mac, Fannie Mae, and AIG along with the bankruptcy of Lehman Brothers, among others, made investors extremely cautious of all but U.S. Treasury securities. During the latter half of the period, prices in bond and equity markets mounted a recovery as investors, encouraged by government support and stimulus programs, began to migrate away from government backed securities into the general market.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and housing prices reflected the recessionary environment that prevailed throughout the period, although some indicators showed signs of improvement toward period end. GDP—the output of goods and services produced by labor and property located in the United States—contracted at an annual rate of 0.7% in the second quarter of 2009, according to Bureau of Economic Analysis (third estimate), compared with a contraction of 6.4% in the first quarter of 2009 and a decline of 5.4% in the fourth quarter of 2008. Housing prices declined on an annualized basis throughout the period, contracting by 19.4% in the first quarter of 2009, before improving slightly to a decline of 14.9% in the second quarter, according to the S&P/Case-Shiller U.S. National Home Price Index. Unemployment rose throughout the period from 6.1% in August of 2008 to 9.4% in July of 2009, driven by layoffs coupled with a weak job market.

Bond markets generally outperformed equity indices for the reporting period, despite difficulties experienced primarily in the first six months. The Barclays Capital U.S. Aggregate Bond Index—a measurement of the performance of the U.S. investment grade bond market—returned 7.94%, while the S&P 500 Index—a gauge of the U.S. equity market—returned -18.25%. Treasury Inflation Protected Securities returned -0.48% due to low inflation expectations and investor preference for other Treasury securities. Short-term treasuries, as measured by the Barclays Capital U.S. Short Treasury 9-12 Months, were up 2.64%. GNMA securities were among the strongest performers for the period, with the Barclays Capital GNMA Index returning 9.04%.

Treasury issuance was high throughout the period, but corresponding demand was also high, which translated into low yields, especially on the front end of the yield curve. Additionally, the government’s mortgage purchase program increased demand for mortgage-backed securities, but pushed yields lower. Investment grade credit spreads—the difference in yield between a BBB or better corporate bond and a comparable Treasury bond—also began to tighten toward period end after having expanded dramatically around the time of the Lehman Brother’s bankruptcy, when investors were most risk averse.

U.S. government programs, such as the Temporary Liquidity Guarantee Program (TLGP) for bank bonds and the Federal Reserve’s mortgage-backed security purchase program, helped to stabilize markets and bolster confidence during periods of heightened uncertainty. By the end of the period, some programs, such as the TLGP, were scheduled to be phased out, a sign that markets were recovering. As of August 31, 2009, the federal funds rate was 0% to 0.25%.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab YieldPlus Fund

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the fund. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 2007 and has worked in fixed-income and asset management since 1996.

Steven Chan, a portfolio manager of the investment advisor, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1996 and has been performing portfolio analytics and operational support since 2004 prior to moving to his current role in 2007.

Schwab YieldPlus Fund 5

Schwab YieldPlus Fund®

The Schwab YieldPlus Fund returned –18.72% for the reporting period, underperforming the benchmark Barclays Capital U.S. Short Treasury: 9-12 Months Index, which returned 2.64%. The fund’s underperformance occurred primarily in the first half of the period, caused by price declines on non-government backed securities held in the fund and the sale of large legacy positions. The fund’s holdings in most non-government sectors, specifically holdings in the banking, mortgage-backed, and asset backed sectors detracted significantly from performance. These sectors performed poorly during the extreme market conditions that occurred around the time of the Lehman Brothers bankruptcy due to investor risk aversion for non-government securities and a corresponding preference for U.S. Treasuries and other government-backed assets.

In addition, during and prior to the period, the fund experienced large redemptions, which affected the composition and performance of the portfolio. In particular, the weightings of certain legacy positions grew relative to the fund’s assets, as the fund’s total net assets decreased due to redemptions. Certain legacy positions were sold, some of them at a loss, which contributed significantly to underperformance. Total net assets declined by $265 million during the period of which 72% was due to redemptions. The fund currently holds a large percentage of its assets in cash and U.S. Treasury securities to meet continued redemption requests.

In the second half of the period, the fund benefitted from price recovery in non-government securities, specifically asset-backed securities and commercial mortgage-backed securities. However, overall, losses that occurred in the first six months of the period outweighed gains generated later in 2009.

As of 8/31/09:
 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type1

U.S. Government Securities	37.7%

Other Investment Companies	35.8%

Corporate Bonds	19.3%

Asset-Backed Obligations	5.3%
Commercial Paper & Other

Corporate Obligations	1.9%

By Credit Quality 2

AAA	37.7%

AA	0.1%

A	10.0%

BBB	8.8%

B	0.5%

CC	5.3%

Short-Term Ratings	37.6%

Weighted Average Credit

Quality[4]	AA

By Maturity3

0-6 months	37.7%

7-18 months	43.1%

19-30 months	18.1%

More than 30 months	1.1%

Weighted Average Maturity[3]	0.6 yrs
Weighted Average Effective

Duration	0.5 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.

[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

[4]	Calculation based on rated securities only.

6 Schwab YieldPlus Fund

 Schwab YieldPlus Fund®

Performance Summary as of 8/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,8

 Average Annual Total Returns1,2,3,8

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab YieldPlus Fund® (10/1/99)	-18.72%	-8.96%	-2.64%
Benchmark: Barclays Capital U.S. Short Treasury: 9-12 Months Index [4]	2.64%	3.64%	3.77%
Fund Category: Morningstar Ultrashort Bond	-0.26%	1.52%	2.98%

Fund Expense Ratios5: Net 0.43%; Gross 1.05%

 Style Assessment6

 Yields1,8

30-Day SEC Yield[3]	1.35%

30-Day SEC Yield–No Waiver[7]	0.64%

12-Month Distribution Yield[3]	4.86%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.

[4]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Barclays Capital U.S. Short Treasury: 9-12 Months Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.

[5]	As stated in the 11/15/08 prospectus, as amended 5/5/09 and 7/1/09. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[6]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/09 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[7]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[8]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab YieldPlus Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning March 1, 2009 and held through August 31, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 3/01/09	at 8/31/09	3/01/09–8/31/09

Schwab YieldPlus Fund®
Actual Return	0.45%	$1,000	$1,014.50	$2.28
Hypothetical 5% Return	0.45%	$1,000	$1,022.94	$2.29

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

8 Schwab YieldPlus Fund

Schwab YieldPlus Fund ®

Financial Statements

Financial Highlights

	9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–
	8/31/09[1]	8/31/08	8/31/07	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	6.19	9.41	9.66	9.68	9.70

Income (loss) from investment operations:
Net investment income (loss)	0.23	0.40	0.52	0.46	0.30
Net realized and unrealized gains (losses)	(1.38)	(3.20)	(0.24)	(0.02)	(0.01)

Total from investment operations	(1.15)	(2.80)	0.28	0.44	0.29
Less distributions:
Distributions from net investment income	(0.23)	(0.42)	(0.53)	(0.46)	(0.31)

Net asset value at end of period	4.81	6.19	9.41	9.66	9.68

Total return (%)	(18.72)	(30.67)	2.85	4.69	3.08

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.43	0.42	0.43	0.43	0.44
Gross operating expenses	3.34 [2]	0.44	0.43	0.43	0.44
Net investment income (loss)	4.50	5.47	5.42	4.80	3.18
Portfolio turnover rate	81	83	188	54	76
Net assets, end of period ($ x 1,000,000)	219	350	9,552	7,319	5,091

1 Effective August 10, 2009, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 The ratio of gross operating expenses would have been 0.54%, if certain non-routine expenses (litigation fees) had not been included.

See financial notes 9

 Schwab YieldPlus Fund

Portfolio Holdings as of August 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

37.1%	U.S. Government Securities	80,133	81,269
19.1%	Corporate Bonds	41,708	41,762
5.2%	Asset-Backed Obligations	20,000	11,383
35.3%	Other Investment Company	77,202	77,202
1.8%	Short-Term Investment	4,000	4,000

98.5%	Total Investments	223,043	215,616
1.5%	Other Assets and Liabilities, Net		3,225

100.0%	Net Assets		218,841

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

U.S. Government Securities 37.1% of net assets

U.S. Treasury Obligations 37.1%
U.S. Treasury Notes
2.88%, 06/30/10	55,000	56,150
1.13%, 06/30/11	25,000	25,119

Total U.S. Government Securities (Cost $80,133)		81,269

Corporate Bonds 19.1% of net assets

Finance 8.0%

Banking 3.2%
American Express Centurion Bank
0.33%, 09/23/09 (a)	2,000	1,981
Citigroup Funding, Inc.
0.76%, 10/22/09 (a)	75	75
Citigroup, Inc.
0.63%, 09/28/09 (a)	1,500	1,493
National City Bank
4.50%, 03/15/10	393	399
National City Corp.
0.79%, 09/16/09 (a)	2,000	1,990
Wachovia Corp.
0.72%, 09/01/09 (a)	1,000	1,000

		6,938

Finance Company 3.3%
Countrywide Home Loans, Inc.
4.13%, 09/15/09	1,454	1,455
General Electric Capital Corp.
0.75%, 09/15/09 (a)	132	132
HSBC Finance Corp.
0.56%, 10/21/09 (a)	700	700
0.72%, 09/14/09 (a)	2,058	2,043
0.72%, 11/16/09 (a)	3,000	3,000

		7,330

Insurance 1.5%
Lincoln National Corp.
0.72%, 09/14/09 (a)	1,000	983
Nationwide Life Global Funding I
0.68%, 09/01/09 (a)(c)	2,000	1,999
Pricoa Global Funding I
0.72%, 10/15/09 (a)(c)	295	293

		3,275

		17,543

Industrial 9.6%

Basic Industry 1.5%
Lubrizol Corp.
4.63%, 10/01/09 (b)	1,615	1,618
Xstrata Finance Dubai Ltd.
0.80%, 11/13/09 (a)(b)(c)	1,700	1,689

		3,307

Capital Goods 0.5%
Allied Waste North America, Inc.
6.50%, 11/15/10 (b)	1,000	1,029

Communications 1.0%
Comcast Corp.
5.85%, 01/15/10 (b)	1,000	1,018
Deutsche Telekom International Finance
8.50%, 06/15/10	1,000	1,052
Telecom Italia Capital SA
4.00%, 01/15/10 (b)	165	167

		2,237

Consumer Cyclical 2.2%
Centex Corp.
5.80%, 09/15/09 (b)	1,000	1,000
Erac USA Finance Co.
7.95%, 12/15/09 (c)	510	514
International Game Technology
2.60%, 12/15/36 (b)	1,500	1,500
Time Warner, Inc.
0.68%, 11/13/09 (a)	1,700	1,700

		4,714

10 See financial notes

 Schwab YieldPlus Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Consumer Non-Cyclical 2.0%
Cardinal Health, Inc.
0.87%, 10/02/09 (a)(b)	1,380	1,380
Hospira, Inc.
1.08%, 09/30/09 (a)(b)	1,500	1,497
Safeway, Inc.
7.50%, 09/15/09 (b)	1,500	1,502

		4,379

Supranational 0.5%
Export-Import Bank of Korea
4.63%, 03/16/10	1,000	1,004

Technology 1.9%
Hewlett Packard Co.
1.05%, 09/03/09 (a)	4,200	4,200

		20,870

Utilities 1.5%

Electric 0.7%
Nisource Finance Corp.
0.98%, 11/23/09 (a)(b)	1,655	1,646

Natural Gas 0.8%
Enterprise Products Operating LLC
4.63%, 10/15/09 (b)	1,700	1,703

		3,349

Total Corporate Bonds (Cost $41,708)		41,762

Asset-Backed Obligation 5.2% of net assets

ODIN CDO I (Cayman Islands) Ltd.
Series 1A Class B1U5
2.49%, 10/13/09 (a)(c)(d)(e)	20,000	11,383

Total Asset-Backed Obligation (Cost $20,000)		11,383

		Value
Security	Number of Shares	($ x 1,000)

Other Investment Company 35.3% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	77,202,005	77,202

Total Other Investment Company (Cost $77,202)		77,202

Issuer	Face/Maturity Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.8% of net assets

Commercial Paper & Other Obligation 1.8%
Atlantis Two Funding Corp.
1.75%, 09/03/09 (c)(f)	4,000	4,000

Total Short-Term Investment (Cost $4,000)		4,000

End of Investments.

(All dollar amounts are x 1,000)

At 08/31/09 the tax basis cost of the fund’s investments was $223,043 and the unrealized appreciation and depreciation were $1,212 and ($8,639), respectively, with a net unrealized depreciation of ($7,427).

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $19,878 or 9.1% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $11,383 or 5.2% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(f)	Credit-enhanced security.

See financial notes 11

 Schwab YieldPlus Fund

Statement of
Assets and Liabilities
As of August 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $223,043)		$215,616
Receivables:
Insurance reimbursement*		3,626
Interest		804
Fund shares sold		206
Prepaid expenses	+	8

Total assets		220,260

Liabilities
Payables:
Investment adviser and administrator fees		17
Shareholder services fees to affiliate		4
Fund shares redeemed		230
Legal fees		1,011
Distributions to shareholders		63
Trustees’ fees		2
Accrued expenses	+	92

Total liabilities		1,419

Net Assets
Total assets		220,260
Total liabilities	−	1,419

Net assets		$218,841
Net Assets by Source
Capital received from investors		1,992,512
Net realized capital losses		(1,766,244)
Net unrealized capital losses		(7,427)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$218,841		45,463		$4.81

*	Insurance reimbursement includes amounts estimated by the fund in connection with the litigation matter discussed in Item 9 of the Financial Notes.

12 See financial notes

 Schwab YieldPlus Fund

Statement of
Operations
For September 1, 2008 through August 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$14,511

Net Realized Gains and Losses
Net realized losses on investments		(123,386)
Net realized gains on futures contracts	+	199

Net realized losses		(123,187)

Net Unrealized Gains and Losses
Net unrealized gains on investments		40,433
Net unrealized losses on futures contracts	+	(24)

Net unrealized gains		40,409

Expenses
Investment adviser and administrator fees		1,001
Transfer agent and shareholder service fees:
Investor Shares[1]		211
Select Shares		263
Legal fees*		7,488
Shareholder reports		125
Portfolio accounting fees		49
Professional fees		40
Registration fees		36
Custodian fees		14
Trustees’ fees		12
Interest expense		1
Other expenses	+	9

Total expenses		9,249
Expense reduction by adviser and Schwab**	−	7,898

Net expenses		1,351

Increase (Decrease) in Net Assets from Operations
Total investment income		14,511
Net expenses	−	1,351

Net investment income		13,160
Net realized losses		(123,187)
Net unrealized gains	+	40,409

Decrease in net assets from operations		($69,618)

[1]	Effective August 10, 2009, all outstanding Investor Shares were converted into Select Shares.

*	Includes legal fees and expenses incurred by the fund in connection with the litigation matter discussed in Item 9 of the Financial Notes.

**	Amount includes legal fees and expenses already reimbursed to the adviser as discussed in Item 9 of the Financial Notes.

See financial notes 13

 Schwab YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		09/01/08-08/31/09	09/01/07-08/31/08
Net investment income		$13,160	$250,872
Net realized losses		(123,187)	(1,506,457)
Net unrealized gains	+	40,409	225,200

Decrease in net assets from operations		(69,618)	(1,030,385)

Distributions to shareholders[1]

Distributions from net investment income
Investor Shares		3,804	32,196
Select Shares	+	9,362	220,174

Total distributions from net investment income		$13,166	$252,370

Transactions in Fund Shares[1]

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		378	$1,999	11,813	$108,198
Select Shares	+	16,621	80,200	91,458	844,868

Total shares sold		16,999	$82,199	103,271	$953,066

Shares Reinvested
Investor Shares		606	$3,179	2,953	$25,461
Select Shares	+	1,310	6,897	15,730	139,933

Total shares reinvested		1,916	$10,076	18,683	$165,394

Shares Redeemed
Investor Shares		(22,484)	($113,278)	(114,914)	($940,364)
Select Shares	+	(29,034)	(161,106)	(1,065,565)	(9,108,116)

Total shares redeemed		(51,518)	($274,384)	(1,180,479)	($10,048,480)

Net transactions in fund shares		(32,603)	($182,109)	(1,058,525)	($8,930,020)

Shares Outstanding and Net Assets

		09/01/08-08/31/09		09/01/07-08/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		78,066	$483,734	1,136,591	$10,696,509
Total decrease	+	(32,603)	(264,893)	(1,058,525)	(10,212,775)

End of period		45,463	$218,841	78,066	$483,734

1 Effective August 10, 2009, all outstanding Investor Shares (14,160 shares valued at $67,442) were converted into Select Shares.

14 See financial notes

 Schwab YieldPlus Fund

Financial Notes

1. Business Structure of the Fund:

Schwab YieldPlus Fund is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Investments (organized October 26, 1990)
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab 1000 Index Fund Schwab Tax-Free YieldPlus Fund Schwab Tax-Free Bond Fund Schwab California Tax-Free YieldPlus Fund Schwab California Tax-Free Bond Fund Schwab Global Real Estate Fund

Prior to August 11, 2009, the fund offered two share classes: Investor Shares and Select Shares. Effective August 10, 2009, all outstanding Investor Shares were converted into Select Shares and the fund no longer offered separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares became an owner of Select Shares of the same fund.

Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund used in the preparation of its financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which an approved pricing source is unable to provide a price: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited, to the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures Contracts: open contracts are valued at their settlement prices as of the close of their exchanges.

Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

Mutual Funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective September 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 15, 2009, the fund adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

 15

 Schwab YieldPlus Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Various inputs are used in determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of August 31, 2009:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities — (a)	$—	$81,269	$—	$81,269
Corporate Bonds — (a)		37,048		37,048
Industrial
Consumer Cyclical	—	3,214	1,500	4,714
Asset-Backed Obligations —	—	—	11,383	11,383
Other Investment Company	77,202	—	—	77,202
Short-Term Investments — (a)	—	4,000	—	4,000

Total	$77,202	$125,531	$12,883	$215,616

*	The fund had no Other Financial Instruments.
(a)	as categorized in Portfolio Holdings

16

 Schwab YieldPlus Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	August 31,	Discounts	Gain	Appreciation	Purchases	Transfers in	August 31,
Investments in Securities	2008	(Premiums)	(Loss)	(Depreciation)	(Sales)	and/or out	2009

Asset-Backed Obligations	$42,386	$—	$—	($1,003)	($30,000)	$—	$11,383
Commercial Mortgage Backed Securities
Commercial Mortgage Backed Securities	62,779	17	(27,740)	8,923	(43,979)	—	—
Corporate Bonds
Industrial	—	—	—	17	1,483	—	1,500

Total	$105,165	$17	($27,740)	$7,937	($72,496)	$—	$12,883

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying statement of operations. Net unrealized gains (losses) relate to those financial instruments held by the fund at August 31, 2009.

(b) Portfolio Investments:

Derivatives: The fund may enter into futures contracts to help manage the effects of interest changes. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses.

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective November 15, 2008. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the fund may use include forward foreign currency contracts and futures contracts. At the end of the report period, the fund does not hold any derivatives.

TBAs: The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the fund’s custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-delivery securities: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

 17

 Schwab YieldPlus Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to the funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

The fund offered multiple share classes prior to August 11, 2009. Prior to the collapsing of the classes, net investment income, other than class specific expenses, and realized and unrealized gains or losses, were allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income (computed on a tax basis) for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Corp., under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

18

 Schwab YieldPlus Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

(k) Accounting Pronouncements:

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No 162” (“SFAS 168”). SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codification” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States. All guidance contained in the Codification carries an equal level of authority. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. Management evaluated this new statement, and has determined that it will not have a significant impact on the determination or reporting of the fund’s financial statements.

3. Risk Factors:

The fund primarily invests in investment-grade bonds (high and certain medium quality, AAA to BBB — or the unrated equivalent as determined by the investment adviser). These instruments may involve certain risks including, but not limited to, those described below:

Market risk. Bond markets and the values of the securities owned by the fund rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Interest rate risk. The fund is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when the interest rates are low, the fund’s yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the fund’s share price to fall. Assuming a one year duration for the fund, a 2% increase in interest rates would result in approximately a 2% decrease in the fund’s share price. This risk is greater when the fund holds bonds with longer maturities.

Credit risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. Although the fund invests primarily in investment-grade securities, the fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

Foreign investment risk. The fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities’ markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

Prepayment and extension risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed

 19

 Schwab YieldPlus Fund

Financial Notes (continued)

3. Risk Factors (continued):

income securities sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Derivatives risk. The fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.

Please refer to the fund’s prospectus for a complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.30%
Over $500 million	0.22%

Prior to July 1, 2009, these fees were 0.35% of the fund’s average daily net assets not in excess of $500 million and 0.30% of such assets over $500 million.

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent and shareholder services agent. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the fund. Prior to July 1, 2009, BFDS served as the fund’s sub-transfer agent.

For its transfer agent and shareholder services, Schwab was entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%

Effective July 1, 2009, the trust adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the fund. Pursuant to the Plan, the fund pays Schwab to provide certain account maintenance, customer liaison and shareholder services to fund shareholders. Under the Plan, Schwab is entitled to receive an annual fee, payable monthly based on the average daily net assets, of 0.25%.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, to 0.43%, for so long as CSIM serves as the adviser to the fund, which may only be amended or terminated with approval of the fund’s Board of Trustees.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the year ended August 31, 2009, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

20

 Schwab YieldPlus Fund

Financial Notes (continued)

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:

The fund may borrow money from banks and custodians. The Schwab YieldPlus Fund has custodian overdraft facilities with State Street Corporation, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

The fund had no borrowings from the lines of credit during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

7. Purchases and Sales of Investment Securities:
       (All dollar amounts are x 1,000)

For the period ended August 31, 2009, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

Purchases of Long-Term
U.S. Government	Purchases of other	Total Purchases of
Securities Transactions*	Long-Term Securities	Long-Term Securities

$49,903	$146,741	$196,644

Sales/Maturities of
Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities of
Securities Transactions*	other Long-Term Securities	Long-Term Securities

$35,014	$281,352	$316,366

*	Includes securities guaranteed by U.S. Government Agencies.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of August 31, 2009, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$63
Undistributed long-term capital gains	—
Unrealized appreciation	1,212
Unrealized depreciation	(8,639)

Net unrealized appreciation/(depreciation)	(7,427)

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes.

 21

 Schwab YieldPlus Fund

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

As of August 31, 2009, the fund had capital loss carry forwards available to offset net capital gains before the expiration dates:

Expire

2010	$287
2011	47,204
2012	7,223
2013	7,728
2014	—
2015	8,207
2016	112,645
2017	1,476,568

$1,659,862

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of following fiscal year. As of August 31, 2009, the fund had deferred realized net capital losses of $106,381 and did not utilize any capital losses to offset capital gains.

The tax-basis components of distributions paid during the current and prior fiscal years were:

Current period distributions
Ordinary income	$13,166
Long-term capital gains	—
Return of capital	—

Prior period distributions
Ordinary income	252,370
Long-term capital gains	—
Return of capital	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2009, the fund made the following reclassifications:

Capital shares	$—
Undistributed net investment income	6
Net realized capital gains and losses	(6)

As of August 31, 2009, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for State purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2009, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Other:
       (All dollar amounts are x 1,000)

The fund, CSIM, The Charles Schwab Corporation and certain affiliated entities and individuals are defendants in nine class action lawsuits that are pending in the United States District Court for the Northern District of California. On July 3, 2008, the U.S. District Court for the Northern District of California consolidated all nine lawsuits into a single action for purposes of pre-trial proceedings and appointed a group of fund investors as lead plaintiffs. On October 2, 2008, plaintiffs filed a consolidated amended class action complaint which alleges violations of state law and federal securities law in connection with the fund’s investment policy, disclosures and fund marketing. Allegations include changes to the investment policy of the fund regarding

22

 Schwab YieldPlus Fund

Financial Notes (continued)

9. Other (continued):
       (All dollar amounts are x 1,000)

limits on positions in mortgage-backed securities without obtaining a shareholder vote; inadequate disclosure of the risks associated with fund investments in mortgage-backed securities; and inaccurate reporting of the fund’s duration. Claimants seek unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, and costs and attorneys fees. On February 4, 2009, the court denied defendants’ motion to dismiss plaintiffs’ federal law and certain state law claims, dismissed certain of the plaintiffs’ state law claims without prejudice, and lifted a stay on discovery. On May 15, 2009, the court denied plaintiffs’ request to amend those state law claims previously dismissed. On August 21, 2009, class certification was granted for two nationwide federal securities classes and one state law class limited to California residents. On September 23, 2009, plaintiffs requested to amend their complaint to add additional federal claims, and the court has not yet ruled on that request.

Separately, the fund has been responding to regulatory investigations. On October 14, 2009, the trust received a Wells notice from the staff of the U.S. Securities and Exchange Commission stating that the staff intends to recommend the filing of a civil enforcement action against the trust, CSIM, Charles Schwab & Co., Inc. and the president of the fund (“Schwab Parties”) for possible violations of the securities laws in connection with the fund’s investment policy, disclosures and fund marketing. A Wells notice provides recipients an opportunity to respond to issues raised in the staff’s investigation prior to any decision on an enforcement proceeding by the Commission, and is neither a formal allegation nor a finding of wrongdoing. If the Commission or other regulators were to pursue an enforcement action, they would likely seek monetary or other penalties or remedies, injunctive relief, and/or other remedies. The Schwab Parties intend to respond to the notice to explain why they believe enforcement charges are unwarranted.

At this time the fund is unable to estimate whether it will incur a liability or the range of any such liability in these matters; however, any liability incurred could exceed the limits of applicable insurance policies.

As discussed in Item 4 of the Financial Notes, the adviser voluntarily capped the net operating expenses of the fund (excluding interest, taxes and certain non-routine expenses). Notwithstanding that the legal fees and expenses related to the class action above were non-routine expenses, the adviser agreed to include these legal fees and expenses within the cap for this reporting period, subject to reimbursement by the fund to the extent the fund is reimbursed, in whole or in part, by its insurance carrier for these legal fees and expenses. To the extent that the fund is not reimbursed for these legal fees and expenses by its insurance carrier, the adviser will continue to include these legal fees and expenses within the expense cap. To the extent that these legal fees and expenses cause the fund’s total operating expenses to exceed the expense cap, the fund will be reimbursed by the adviser. Through August 31, 2009, the fund has incurred $8,272 in legal expenses of which $2,854 has been reimbursed by its insurance carrier and $4,616 is subject to recoupment in accordance with the provisions noted above. The fund has recorded a receivable of $3,626 that it estimates it will receive based on the current reimbursement rate.

10. Subsequent Events

As of October 19, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab YieldPlus Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab YieldPlus Fund (one of the portfolios constituting Schwab Investments, hereafter referred to as the “Fund”) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2009

24

Other Federal Tax Information (unaudited)

None

 25

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including Schwab YieldPlus Fund (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on April 27, 2009, and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2. the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to the Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer group and peer category of other mutual funds and an appropriate index/benchmark, in light of total return, yield, and market trends.

26

As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. With respect to recent performance, the Trustees took into account the recent unusual market conditions and the impact of heavy shareholder redemptions on the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer group and comparison having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered a commitment by CSIM to (i) extend the Fund’s current expense cap for so long as CSIM serves as the adviser to the Fund; and (ii) reduce the Fund’s contractual management fees and expense caps. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to a revised contractual investment advisory fee schedule that includes lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 27

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of August 31, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	67	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties Board 2–Director, TOUSA Board 3–Director, Harris-Stratex Networks Board 4–Director, Globalstar, Inc. Board 5– Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	67	Board 1–Lead Independent Director, Board of Cooper Industries Board 2–Director and Chairman of the Audit Committee of Oneok Partners LP Board 3–Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	67	None

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc., 2008 to present; Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc., until June 2005.	67	Board 1–Director and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	67	None

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Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	67	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	67	None

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

 29

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

30

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

 31

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

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Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2009 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13482-09

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler and Mariann Byerwalter, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Hasler and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of twelve series. Ten series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, and one series has a fiscal year-end of October 31 and one series has a fiscal year-end of February 29. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eleven series, based on their respective 2008 and 2007 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

Audit Fees
2009: $396,411                     2008: $379,810
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees
For services rendered to Registrant:
2009: $29,163                     2008: $28,041
Nature of these services: tax provision review.
         In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:
2009: $30,888                     2008: $29,700
Nature of these services: preparation and review of tax returns.
         In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees
For services rendered to Registrant:

2009: $1,119                    2008: $4,286

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
         In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
2009: $61,170                          2008: $62,027
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.

Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
      (3) Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Investments

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	October 22, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	October 22, 2009

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	October 20, 2009